UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08510
Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

James Cooper Abbott, President
Four Embarcadero Center, Suite 550
San Francisco, CA  94111

(Name and address of agent for service)
Registrant's telephone number, including area code:
415-788-7553
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Matthews Emerging Markets Equity Fund
Institutional/MIEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.82%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Equity Fund (Institutional Class) returned 11.38% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were China due to stock selection, Vietnam due to an off-benchmark allocation and Taiwan due to stock selection. The top three detractors were Mexico, the Philippines and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and information technology (IT) due to stock selection. The top three detractors were financials, energy and industrials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Institutional/MIEFX)	11.38%	9.70%
MSCI Emerging Markets Index	8.05%	6.29%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$22,339,830
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	215.2%
Total advisory fee paid	$0.00*
*	Advisory fees were fully waived.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.4%
ICICI Bank, Ltd.	3.5%
HDFC Bank, Ltd.	2.4%
MediaTek, Inc.	2.3%
SK Hynix, Inc.	2.3%
Zomato, Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.0%
Bharti Airtel, Ltd.	1.9%
Samsung Electronics Co., Ltd.	1.8%
TOTAL	37.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Matthews Asian Growth and Income Fund (the "G&I Fund") to consider and vote on the proposed reorganization of the G&I Fund into this Fund (the "Reorganization"). On February 19, 2025, the shareholders of the G&I Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Emerging Markets Equity Fund
Investor/MEGMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	1.03%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Equity Fund (Investor Class) returned 11.13% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were China due to stock selection, Vietnam due to an off-benchmark allocation and Taiwan due to stock selection. The top three detractors were Mexico, the Philippines and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and information technology (IT) due to stock selection. The top three detractors were financials, energy and industrials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Investor/MEGMX)	11.13%	9.48%
MSCI Emerging Markets Index	8.05%	6.29%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$22,339,830
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	215.2%
Total advisory fee paid	$0.00*
*	Advisory fees were fully waived.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.4%
ICICI Bank, Ltd.	3.5%
HDFC Bank, Ltd.	2.4%
MediaTek, Inc.	2.3%
SK Hynix, Inc.	2.3%
Zomato, Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.0%
Bharti Airtel, Ltd.	1.9%
Samsung Electronics Co., Ltd.	1.8%
TOTAL	37.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Matthews Asian Growth and Income Fund (the "G&I Fund") to consider and vote on the proposed reorganization of the G&I Fund into this Fund (the "Reorganization"). On February 19, 2025, the shareholders of the G&I Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Emerging Markets Sustainable Future Fund
Institutional Class/MISFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.15%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Sustainable Future Fund (Institutional Class) returned -2.33% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, Mexico due to zero allocation and Saudi Arabia due to stock selection. The top three detractors were Taiwan, China and Brazil due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials and consumer discretionary due to stock selection and materials due to an underweight allocation. The top three detractors were information technology (IT), health care and financials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (4/30/15)
Matthews Emerging Markets Sustainable Future Fund (Institutional Class/MISFX)	(2.33)%	7.70%	6.39%
MSCI Emerging Markets Index	8.05%	2.10%	3.14%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$213,011,200
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	58.5%
Total advisory fee paid	$1,401,069
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Bandhan Bank, Ltd.	6.4%
JD Health International, Inc.	4.8%
Legend Biotech Corp.	4.2%
Full Truck Alliance Co., Ltd.	3.9%
Shriram Finance, Ltd.	2.9%
Nedbank Group, Ltd.	2.8%
Indus Towers, Ltd.	2.7%
Micron Technology, Inc.	2.5%
TOTAL	43.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Emerging Markets Sustainable Future Fund
Investor Class/MASGX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.34%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Sustainable Future Fund (Investor Class) returned -2.46% while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, Mexico due to zero allocation and Saudi Arabia due to stock selection. The top three detractors were Taiwan, China and Brazil due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials and consumer discretionary due to stock selection and materials due to an underweight allocation. The top three detractors were information technology (IT), health care and financials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (4/30/15)
Matthews Emerging Markets Sustainable Future Fund (Investor Class/MASGX)	(2.46)%	7.53%	6.18%
MSCI Emerging Markets Index	8.05%	2.10%	3.14%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$213,011,200
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	58.5%
Total advisory fee paid	$1,401,069
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Bandhan Bank, Ltd.	6.4%
JD Health International, Inc.	4.8%
Legend Biotech Corp.	4.2%
Full Truck Alliance Co., Ltd.	3.9%
Shriram Finance, Ltd.	2.9%
Nedbank Group, Ltd.	2.8%
Indus Towers, Ltd.	2.7%
Micron Technology, Inc.	2.5%
TOTAL	43.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Emerging Markets Small Companies Fund
Institutional Class/MISMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.15%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Small Companies Fund (Institutional Class) returned -5.84%  while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 5.23% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, South Korea and Mexico due to an underweight allocation. The top three detractors were Brazil, China and India due to stock selection.
  On a sector basis, the top three contributors to relative performance were materials due to an underweight allocation, real estate due to stock selection and energy due to zero allocation. The top three detractors were industrials, consumer discretionary and health care due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Institutional Class/MISMX)	(5.84)%	10.67%	6.53%
MSCI Emerging Markets Index*	8.05%	2.10%	4.04%
MSCI Emerging Markets Small Cap Index	5.23%	9.06%	6.14%
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$571,976,818
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.1%
Total advisory fee paid	$4,727,929
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	6.3%
Hugel, Inc.	4.1%
Legend Biotech Corp.	3.6%
Cartrade Tech, Ltd.	2.9%
Shriram Finance, Ltd.	2.9%
Full Truck Alliance Co., Ltd.	2.4%
M31 Technology Corp.	2.3%
Radico Khaitan, Ltd.	2.3%
Inox Wind, Ltd.	2.2%
Phoenix Mills, Ltd.	2.1%
TOTAL	31.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Emerging Markets Small Companies Fund
Investor Class/MSMLX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.35%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Small Companies Fund (Investor Class) returned -6.07%,  while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 5.23% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, South Korea and Mexico due to an underweight allocation. The top three detractors were Brazil, China and India due to stock selection.
  On a sector basis, the top three contributors to relative performance were materials due to an underweight allocation, real estate due to stock selection and energy due to zero allocation. The top three detractors were industrials, consumer discretionary and health care due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Investor Class/MSMLX)	(6.07)%	10.45%	6.30%
MSCI Emerging Markets Index*	8.05%	2.10%	4.04%
MSCI Emerging Markets Small Cap Index	5.23%	9.06%	6.14%
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$571,976,818
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.1%
Total advisory fee paid	$4,727,929
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	6.3%
Hugel, Inc.	4.1%
Legend Biotech Corp.	3.6%
Cartrade Tech, Ltd.	2.9%
Shriram Finance, Ltd.	2.9%
Full Truck Alliance Co., Ltd.	2.4%
M31 Technology Corp.	2.3%
Radico Khaitan, Ltd.	2.3%
Inox Wind, Ltd.	2.2%
Phoenix Mills, Ltd.	2.1%
TOTAL	31.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asia Growth Fund
Institutional Class/MIAPX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.12%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Growth Fund (Institutional Class) returned 8.25%  while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and Singapore due to stock selection and the U.S. due to an off-benchmark allocation. The top three detractors were China/Hong Kong due to stock selection, Indonesia due to an overweight allocation and Taiwan due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and communication services due to stock selection. The top three detractors were financials, health care and utilities due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Institutional Class/MIAPX)	8.25%	(1.13)%	3.54%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$236,705,856
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	184.4%
Total advisory fee paid	$2,284,080
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Sea, Ltd.	4.7%
Tencent Holdings, Ltd.	3.3%
Fast Retailing Co., Ltd.	3.3%
Zomato, Ltd.	3.2%
ORIX Corp.	3.1%
Hitachi, Ltd.	3.0%
Keyence Corp.	2.9%
Meituan	2.7%
PDD Holdings, Inc.	2.6%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asia Growth Fund
Investor Class/MPACX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.25%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Growth Fund returned 8.14% (Investor Class) while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and Singapore due to stock selection and the U.S. due to an off-benchmark allocation. The top three detractors were China/Hong Kong due to stock selection, Indonesia due to an overweight allocation and Taiwan due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and communication services due to stock selection. The top three detractors were financials, health care and utilities due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Investor Class/MPACX)	8.14%	(1.28)%	3.37%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$236,705,856
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	184.4%
Total advisory fee paid	$2,284,080
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Sea, Ltd.	4.7%
Tencent Holdings, Ltd.	3.3%
Fast Retailing Co., Ltd.	3.3%
Zomato, Ltd.	3.2%
ORIX Corp.	3.1%
Hitachi, Ltd.	3.0%
Keyence Corp.	2.9%
Meituan	2.7%
PDD Holdings, Inc.	2.6%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Pacific Tiger Fund
Institutional Class/MIPTX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.09%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Pacific Tiger Fund (Institutional Class) returned 3.56% while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and South Korea due to stock selection and Vietnam due to an off-benchmark allocation. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Thailand due to an underweight allocation.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, materials due to an underweight allocation and consumer discretionary due to an overweight allocation. The top three detractors were financials, information technology (IT) and real estate due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Institutional Class/MIPTX)	3.56%	(0.68)%	2.84%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$817,671,891
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	386.7%
Total advisory fee paid	$8,404,958
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	5.9%
DBS Group Holdings, Ltd.	3.2%
ICICI Bank, Ltd.	2.7%
HDFC Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
Ping An Insurance Group Co. of China, Ltd.	2.1%
Alibaba Group Holding, Ltd.	2.1%
Meituan	2.0%
PetroChina Co., Ltd.	2.0%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Pacific Tiger Fund
Investor Class/MAPTX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.22%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Pacific Tiger Fund (Investor Class) returned 3.41% while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India and South Korea due to stock selection and Vietnam due to an off-benchmark allocation. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Thailand due to an underweight allocation.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, materials due to an underweight allocation and consumer discretionary due to an overweight allocation. The top three detractors were financials, information technology (IT) and real estate due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Investor Class/MAPTX)	3.41%	(0.81)%	2.69%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$817,671,891
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	386.7%
Total advisory fee paid	$8,404,958
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	5.9%
DBS Group Holdings, Ltd.	3.2%
ICICI Bank, Ltd.	2.7%
HDFC Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
Ping An Insurance Group Co. of China, Ltd.	2.1%
Alibaba Group Holding, Ltd.	2.1%
Meituan	2.0%
PetroChina Co., Ltd.	2.0%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asia Innovators Fund
Institutional Class/MITEX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.17%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Innovators Fund  (Institutional Class) returned 16.58%  while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, the U.S. due to an off-benchmark allocation and Singapore due to stock selection. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Malaysia due to zero allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and industrials due to stock selection. The top three detractors were financials due to stock selection, utilities due to an underweight allocation and real estate due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Institutional Class/MITEX)	16.58%	7.04%	8.06%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$246,873,323
Total number of portfolio holdings	47
Portfolio turnover rate for the reporting period	257.9%
Total advisory fee paid	$2,120,749
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Sea, Ltd.	6.4%
Tencent Holdings, Ltd.	4.9%
Zomato, Ltd.	4.2%
Trip.com Group, Ltd.	4.1%
PDD Holdings, Inc.	4.1%
Meituan	4.1%
MakeMyTrip, Ltd.	3.5%
Alibaba Group Holding, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asia Innovators Fund
Investor Class/MATFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.29%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Innovators Fund (Investor Class) returned 16.47%,  while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, the U.S. due to an off-benchmark allocation and Singapore due to stock selection. The top three detractors were China/Hong Kong and Taiwan due to stock selection and Malaysia due to zero allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and industrials due to stock selection. The top three detractors were financials due to stock selection, utilities due to an underweight allocation and real estate due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Investor Class/MATFX)	16.47%	6.90%	7.89%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$246,873,323
Total number of portfolio holdings	47
Portfolio turnover rate for the reporting period	257.9%
Total advisory fee paid	$2,120,749
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Sea, Ltd.	6.4%
Tencent Holdings, Ltd.	4.9%
Zomato, Ltd.	4.2%
Trip.com Group, Ltd.	4.1%
PDD Holdings, Inc.	4.1%
Meituan	4.1%
MakeMyTrip, Ltd.	3.5%
Alibaba Group Holding, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews China Fund
Institutional Class/MICFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$122	1.12%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Fund (Institutional Class) returned 17.95%  while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, financials due to an overweight allocation and industrials due to stock selection. The top three detractors were information technology (IT) due to stock selection, consumer staples due to an overweight allocation and materials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Institutional Class/MICFX)	17.95%	(1.88)%	4.14%
MSCI China Index	19.68%	(3.29)%	2.05%
MSCI China All Shares Index	16.68%	(1.61)%	1.40%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$349,952,641
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	50.0%
Total advisory fee paid	$2,898,939
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.7%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
JD.com, Inc.	4.7%
Meituan	4.3%
Ping An Insurance Group Co. of China, Ltd.	3.8%
PDD Holdings, Inc.	3.7%
PetroChina Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews China Fund
Investor Class/MCHFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.25%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Fund (Investor Class) returned 17.87%,  while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, financials due to an overweight allocation and industrials due to stock selection. The top three detractors were information technology (IT) due to stock selection, consumer staples due to an overweight allocation and materials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Investor Class/MCHFX)	17.87%	(2.01)%	3.99%
MSCI China Index	19.68%	(3.29)%	2.05%
MSCI China All Shares Index	16.68%	(1.61)%	1.40%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$349,952,641
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	50.0%
Total advisory fee paid	$2,898,939
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.7%
China Merchants Bank Co., Ltd.	4.9%
China Construction Bank Corp.	4.7%
JD.com, Inc.	4.7%
Meituan	4.3%
Ping An Insurance Group Co. of China, Ltd.	3.8%
PDD Holdings, Inc.	3.7%
PetroChina Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews China Small Companies Fund
Institutional Class/MICHX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$122	1.20%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Small Companies Fund (Institutional Class) returned 2.97%  while its benchmark, the MSCI China Small Cap Index, returned 6.82% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and real estate due to stock selection. The top three detractors were materials due to an underweight allocation, information technology (IT) due to an overweight allocation and communication services due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/30/17)
Matthews China Small Companies Fund (Institutional Class/MICHX)	2.97%	0.72%	2.99%
MSCI China Index*	19.68%	(3.29)%	(2.01)%
MSCI China Small Cap Index	6.82%	(6.35)%	(6.15)%
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$64,392,181
Total number of portfolio holdings	54
Portfolio turnover rate for the reporting period	54.4%
Total advisory fee paid	$463,294
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.2%
Giant Biogene Holding Co., Ltd.	4.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
Hongfa Technology Co., Ltd.	3.8%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Shenzhen Megmeet Electrical Co., Ltd.	3.2%
Atour Lifestyle Holdings, Ltd.	3.0%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Full Truck Alliance Co., Ltd.	2.8%
Tongcheng Travel Holdings, Ltd.	2.8%
TOTAL	35.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews China Small Companies Fund
Investor Class/MCSMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.40%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Small Companies Fund (Investor Class) returned 2.82% while its benchmark, the MSCI China Small Cap Index, returned 6.82% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and real estate due to stock selection. The top three detractors were materials due to an underweight allocation, information technology (IT) due to an overweight allocation and communication services due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Small Companies Fund (Investor Class/MCSMX)	2.82%	0.52%	5.99%
MSCI China Index*	19.68%	(3.29)%	2.05%
MSCI China Small Cap Index	6.82%	(6.35)%	2.84%
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$64,392,181
Total number of portfolio holdings	54
Portfolio turnover rate for the reporting period	54.4%
Total advisory fee paid	$463,294
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.2%
Giant Biogene Holding Co., Ltd.	4.2%
Yangzijiang Shipbuilding Holdings, Ltd.	4.0%
Hongfa Technology Co., Ltd.	3.8%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Shenzhen Megmeet Electrical Co., Ltd.	3.2%
Atour Lifestyle Holdings, Ltd.	3.0%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Full Truck Alliance Co., Ltd.	2.8%
Tongcheng Travel Holdings, Ltd.	2.8%
TOTAL	35.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
Effective January 1, 2024, the management fee for the Fund was reduced to 0.85% of average daily net assets.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews India Fund
Institutional Class/MIDNX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews India Fund (Institutional Class) returned 10.43%  while its benchmark, the MSCI India Index, returned 12.41% over the same period.
  India’s equity market experienced volatility in early June when Prime Minister Modi’s political bloc unexpectedly failed to win a majority in the elections. The market quickly stabilized after Modi secured a coalition government with allies and investors saw it as a positive development illustrating India’s capabilities as a healthy democracy. In the last months of the year, the market experienced a small correction as economic expansion eased as consumers experienced higher inflation and there was a downgrade in earnings, particularly in the consumer space.
  On a sector basis, the top three contributors to relative performance were health care and industrials due to stock selection and materials due to an underweight allocation. The top three detractors were consumer discretionary and consumer staples due to stock selection and financials due to an overweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Institutional Class/MIDNX)	10.43%	11.11%	7.51%
MSCI India Index*	12.41%	13.11%	9.01%
S&P Bombay Stock Exchange 100 Index	10.20%	12.75%	9.71%
*	Effective April 29, 2024, the Fund added the MSCI India Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$860,433,886
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	83.0%
Total advisory fee paid	$6,263,691
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	7.2%
ICICI Bank, Ltd.	5.9%
Infosys, Ltd.	5.6%
Neuland Laboratories, Ltd.	4.2%
Shriram Finance, Ltd.	4.0%
Zomato, Ltd.	3.5%
Reliance Industries, Ltd.	3.5%
Tata Consultancy Services, Ltd.	3.2%
Bharti Airtel, Ltd.	2.9%
Mahindra & Mahindra, Ltd.	2.6%
TOTAL	42.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews India Fund
Investor Class/MINDX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.22%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews India Fund (Investor Class) returned 10.29%,  while its benchmark, the MSCI India Index, returned 12.41% over the same period.
  India’s equity market experienced volatility in early June when Prime Minister Modi’s political bloc unexpectedly failed to win a majority in the elections. The market quickly stabilized after Modi secured a coalition government with allies and investors saw it as a positive development illustrating India’s capabilities as a healthy democracy. In the last months of the year, the market experienced a small correction as economic expansion eased as consumers experienced higher inflation and there was a downgrade in earnings, particularly in the consumer space.
  On a sector basis, the top three contributors to relative performance were health care and industrials due to stock selection and materials due to an underweight allocation. The top three detractors were consumer discretionary and consumer staples due to stock selection and financials due to an overweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Investor Class/MINDX)	10.29%	10.96%	7.33%
MSCI India Index*	12.41%	13.11%	9.01%
S&P Bombay Stock Exchange 100 Index	10.20%	12.75%	9.71%
*	Effective April 29, 2024, the Fund added the MSCI India Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$860,433,886
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	83.0%
Total advisory fee paid	$6,263,691
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	7.2%
ICICI Bank, Ltd.	5.9%
Infosys, Ltd.	5.6%
Neuland Laboratories, Ltd.	4.2%
Shriram Finance, Ltd.	4.0%
Zomato, Ltd.	3.5%
Reliance Industries, Ltd.	3.5%
Tata Consultancy Services, Ltd.	3.2%
Bharti Airtel, Ltd.	2.9%
Mahindra & Mahindra, Ltd.	2.6%
TOTAL	42.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Japan Fund
Institutional Class/MIJFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.08%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Japan Fund (Institutional Class) returned 16.48% while its benchmark, the MSCI Japan Index, returned 8.68% over the same period.
  In the first quarter, Japanese equities surpassed an historical peak set back in 1989 helped by capital efficiency reforms that encouraged higher dividends and more buybacks. Positive sentiment was fractured in August after a poorly signaled interest rate-hike by the Bank of Japan followed by political tumult in October when the coalition government failed to win a majority in the election. These two second-half developments, we believe, dissuaded many international investors from seeking or adding exposure to Japan.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and information technology (IT) due to stock selection. The top three detractors were materials due to an overweight allocation, financials due to stock selection and energy due to zero allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Institutional Class/MIJFX)	16.48%	4.82%	7.52%
MSCI Japan Index	8.68%	5.19%	6.62%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$638,168,691
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	88.0%
Total advisory fee paid	$4,786,521
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.6%
ITOCHU Corp.	4.1%
Keyence Corp.	3.8%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.7%
Tokio Marine Holdings, Inc.	3.5%
Shin-Etsu Chemical Co., Ltd.	3.4%
Fast Retailing Co., Ltd.	3.2%
TOTAL	40.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Japan Fund
Investor Class/MJFOX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.15%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Japan Fund (Investor Class) returned 16.38% while its benchmark, the MSCI Japan Index, returned 8.68% over the same period.
  In the first quarter, Japanese equities surpassed an historical peak set back in 1989 helped by capital efficiency reforms that encouraged higher dividends and more buybacks. Positive sentiment was fractured in August after a poorly signaled interest rate-hike by the Bank of Japan followed by political tumult in October when the coalition government failed to win a majority in the election. These two second-half developments, we believe, dissuaded many international investors from seeking or adding exposure to Japan.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and information technology (IT) due to stock selection. The top three detractors were materials due to an overweight allocation, financials due to stock selection and energy due to zero allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Investor Class/MJFOX)	16.38%	4.75%	7.44%
MSCI Japan Index	8.68%	5.19%	6.62%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$638,168,691
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	88.0%
Total advisory fee paid	$4,786,521
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.6%
ITOCHU Corp.	4.1%
Keyence Corp.	3.8%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.7%
Tokio Marine Holdings, Inc.	3.5%
Shin-Etsu Chemical Co., Ltd.	3.4%
Fast Retailing Co., Ltd.	3.2%
TOTAL	40.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asian Growth and Income Fund
Institutional Class/MICSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asian Growth and Income Fund (Institutional Class) returned 10.09% while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were South Korea due to an underweight allocation, the U.S. due to an off-benchmark allocation and India due to stock selection. The top three detractors were China/Hong Kong due to stock selection, France due to an off-benchmark allocation and Singapore due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials, materials and information technology (IT) due to stock selection. The top three detractors were financials due to stock selection, real estate and consumer staples due to an overweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asian Growth and Income Fund (Institutional Class/MICSX)	10.09%	1.59%	2.99%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$245,921,061
Total number of portfolio holdings	45
Portfolio turnover rate for the reporting period	16.0%
Total advisory fee paid	$2,051,952
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Tencent Holdings, Ltd.	6.6%
HDFC Bank, Ltd.	5.6%
AIA Group, Ltd.	4.6%
Tata Consultancy Services, Ltd.	3.1%
HKT Trust & HKT, Ltd.	2.6%
Samsung Electronics Co., Ltd.	2.5%
JD.com, Inc.	2.4%
Yum China Holdings, Inc.	2.4%
Midea Group Co., Ltd.	2.1%
TOTAL	42.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Fund to consider and vote on the proposed reorganization of the Fund into the Matthews Emerging Markets Equity Fund (the "Reorganization"). On February 19, 2025, the shareholders of the Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asian Growth and Income Fund
Investor Class/MACSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asian Growth and Income Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.24%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asian Growth and Income Fund returned 9.99% (Investor Class) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were South Korea due to an underweight allocation, the U.S. due to an off-benchmark allocation and India due to stock selection. The top three detractors were China/Hong Kong due to stock selection, France due to an off-benchmark allocation and Singapore due to stock selection.
  On a sector basis, the top three contributors to relative performance were industrials, materials and information technology (IT) due to stock selection. The top three detractors were financials due to stock selection, real estate and consumer staples due to an overweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asian Growth and Income Fund (Investor Class/MACSX)	9.99%	1.47%	2.85%
MSCI AC Asia ex Japan Index	12.51%	2.93%	4.88%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$245,921,061
Total number of portfolio holdings	45
Portfolio turnover rate for the reporting period	16.0%
Total advisory fee paid	$2,051,952
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.0%
Tencent Holdings, Ltd.	6.6%
HDFC Bank, Ltd.	5.6%
AIA Group, Ltd.	4.6%
Tata Consultancy Services, Ltd.	3.1%
HKT Trust & HKT, Ltd.	2.6%
Samsung Electronics Co., Ltd.	2.5%
JD.com, Inc.	2.4%
Yum China Holdings, Inc.	2.4%
Midea Group Co., Ltd.	2.1%
TOTAL	42.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Fund to consider and vote on the proposed reorganization of the Fund into the Matthews Emerging Markets Equity Fund (the "Reorganization"). On February 19, 2025, the shareholders of the Fund approved the Reorganization. Matthews estimates that the Reorganization will be completed in March 2025.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asia Dividend Fund
Institutional Class/MIPIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.09%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Dividend Fund (Institutional Class) returned 6.05%  while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, and Japan and South Korea due to an underweight allocation. The top three detractors were China/Hong Kong, Australia and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT) due to stock selection, materials due to an underweight allocation and communication services due to stock selection. The top three detractors were financials, real estate and utilities due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Institutional Class/MIPIX)	6.05%	0.01%	3.58%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$609,246,877
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	16.8%
Total advisory fee paid	$5,326,071
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Tencent Holdings, Ltd.	4.5%
HDFC Bank, Ltd.	3.9%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Delta Electronics, Inc.	2.5%
Tokio Marine Holdings, Inc.	2.5%
Suzuki Motor Corp.	2.4%
Tata Consultancy Services, Ltd.	2.4%
TOTAL	33.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Asia Dividend Fund
Investor Class/MAPIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.20%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Dividend Fund (Investor Class) returned 5.92% while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Vietnam due to an off-benchmark allocation, and Japan and South Korea due to an underweight allocation. The top three detractors were China/Hong Kong, Australia and Indonesia due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT) due to stock selection, materials due to an underweight allocation and communication services due to stock selection. The top three detractors were financials, real estate and utilities due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Investor Class/MAPIX)	5.92%	(0.08)%	3.48%
MSCI AC Asia Pacific Index	10.01%	3.93%	5.57%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$609,246,877
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	16.8%
Total advisory fee paid	$5,326,071
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Tencent Holdings, Ltd.	4.5%
HDFC Bank, Ltd.	3.9%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Delta Electronics, Inc.	2.5%
Tokio Marine Holdings, Inc.	2.5%
Suzuki Motor Corp.	2.4%
Tata Consultancy Services, Ltd.	2.4%
TOTAL	33.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews China Dividend Fund
Institutional Class/MICDX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.19%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Dividend Fund (Institutional Class) returned 15.07% while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and consumer staples due to stock selection. The top three detractors were financials, communication services and utilities due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Dividend Fund (Institutional Class/MICDX)	15.07%	(1.13)%	4.62%
MSCI China Index	19.68%	(3.29)%	2.05%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$88,365,013
Total number of portfolio holdings	44
Portfolio turnover rate for the reporting period	75.8%
Total advisory fee paid	$706,808
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.4%
Alibaba Group Holding, Ltd.	6.6%
Ping An Insurance Group Co. of China, Ltd.	4.7%
Fuyao Glass Industry Group Co., Ltd.	3.5%
China Construction Bank Corp.	3.3%
China Merchants Bank Co., Ltd.	3.2%
Anhui Expressway Co., Ltd.	3.2%
China Everbright Environment Group, Ltd.	3.0%
China Suntien Green Energy Corp., Ltd.	2.9%
Meituan	2.8%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews China Dividend Fund
Investor Class/MCDFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.32%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Dividend Fund (Investor Class) returned 14.94% while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials, consumer discretionary and consumer staples due to stock selection. The top three detractors were financials, communication services and utilities due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Dividend Fund (Investor Class/MCDFX)	14.94%	(1.26)%	4.47%
MSCI China Index	19.68%	(3.29)%	2.05%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$88,365,013
Total number of portfolio holdings	44
Portfolio turnover rate for the reporting period	75.8%
Total advisory fee paid	$706,808
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.4%
Alibaba Group Holding, Ltd.	6.6%
Ping An Insurance Group Co. of China, Ltd.	4.7%
Fuyao Glass Industry Group Co., Ltd.	3.5%
China Construction Bank Corp.	3.3%
China Merchants Bank Co., Ltd.	3.2%
Anhui Expressway Co., Ltd.	3.2%
China Everbright Environment Group, Ltd.	3.0%
China Suntien Green Energy Corp., Ltd.	2.9%
Meituan	2.8%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.

Matthews Emerging Markets Equity Active ETF
MEM
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$83	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Equity Active ETF returned 10.79% (NAV) while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were China due to stock selection, Vietnam due to an off-benchmark allocation and Taiwan due to stock selection. The top three detractors were Mexico and the Philippines due to stock selection and Indonesia due to an overweight allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and information technology (IT) due to stock selection. The top three detractors were financials, energy and industrials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Emerging Markets Equity Active ETF - NAV Return	10.79%	9.75%
MSCI Emerging Markets Index	8.05%	7.32%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$48,234,206
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	209.0%
Total advisory fee paid	$440,076
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.6%
Tencent Holdings, Ltd.	6.2%
ICICI Bank, Ltd.	3.0%
HDFC Bank, Ltd.	2.5%
Zomato, Ltd.	2.2%
Alibaba Group Holding, Ltd.	2.2%
MediaTek, Inc.	2.2%
SK Hynix, Inc.	2.1%
Bharti Airtel, Ltd.	2.1%
Samsung Electronics Co., Ltd.	2.1%
TOTAL	37.2%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Emerging Markets ex China Active ETF
MEMX
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$82	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets ex China Active ETF returned 6.83% (NAV) while its benchmark, the MSCI Emerging Markets ex China Index, returned 4.20% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Taiwan due to stock selection, Vietnam due to an off-benchmark allocation and United Arab Emirates due to stock selection. The top three detractors were Poland, Mexico and the Philippines due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT), consumer discretionary and materials due to stock selection. The top three detractors were financials, industrials and energy due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/23)
Matthews Emerging Markets ex China Active ETF - NAV Return	6.83%	9.36%
MSCI Emerging Markets ex China Index	4.20%	9.95%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$37,962,547
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	116.0%
Total advisory fee paid	$190,671
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.1%
Samsung Electronics Co., Ltd.	3.2%
ICICI Bank, Ltd.	3.1%
HDFC Bank, Ltd.	3.0%
Emaar Properties PJSC	2.1%
Hon Hai Precision Industry Co., Ltd.	1.9%
SK Hynix, Inc.	1.8%
Reliance Industries, Ltd.	1.8%
Credicorp, Ltd.	1.8%
Shriram Finance, Ltd.	1.7%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Emerging Markets Sustainable Future Active ETF
EMSF
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$78	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Emerging Markets Sustainable Future Active ETF returned -2.74% (NAV) while its benchmark, the MSCI Emerging Markets Index, returned 8.05% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, Mexico due to zero allocation and Saudi Arabia due to stock selection. The top three detractors were Taiwan, China and Brazil due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, materials due to an underweight allocation and industrials due to stock selection. The top three detractors were information technology (IT), health care and financials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Emerging Markets Sustainable Future Active ETF - NAV Return	(2.74)%	0.13%
MSCI Emerging Markets Index	8.05%	12.54%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$24,261,365
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	45.1%
Total advisory fee paid	$177,165
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Meituan	6.8%
Bandhan Bank, Ltd.	6.5%
JD Health International, Inc.	4.9%
Full Truck Alliance Co., Ltd.	4.9%
Legend Biotech Corp.	4.1%
Shriram Finance, Ltd.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.6%
Indus Towers, Ltd.	3.4%
Elite Material Co., Ltd.	3.0%
Mahindra & Mahindra, Ltd.	2.8%
TOTAL	43.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Asia Innovators Active ETF
MINV
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$86	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Innovators Active ETF returned 17.60% (NAV) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India due to stock selection, the U.S. due to an off-benchmark allocation and Singapore due to stock selection. The top three detractors were China/Hong Kong due to stock selection, Taiwan due to an underweight allocation and Malaysia due to zero allocation.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, communication services and industrials due to stock selection. The top three detractors were financials due to stock selection, utilities and energy due to an underweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Asia Innovators Active ETF - NAV Return	17.60%	4.67%
MSCI AC Asia ex Japan Index	12.51%	6.91%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$64,943,984
Total number of portfolio holdings	48
Portfolio turnover rate for the reporting period	268.3%
Total advisory fee paid	$550,409
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Sea, Ltd.	6.3%
Tencent Holdings, Ltd.	4.8%
Zomato, Ltd.	4.1%
PDD Holdings, Inc.	4.0%
Meituan	4.0%
Trip.com Group, Ltd.	3.9%
MakeMyTrip, Ltd.	3.4%
Alibaba Group Holding, Ltd.	2.9%
ICICI Bank, Ltd.	2.3%
TOTAL	48.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Pacific Tiger Active ETF
ASIA
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$81	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Pacific Tiger Active ETF returned 4.78% (NAV) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 12.51% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were India, South Korea and Singapore due to stock selection. The top three detractors were China/Hong Kong due to stock selection, Thailand due to an underweight allocation and stock selection and Philippines due to an overweight allocation.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, materials due to an underweight allocation and consumer discretionary due to an overweight allocation. The top three detractors were financials, real estate and consumer staples due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Pacific Tiger Active ETF - NAV Return	4.78%	4.90%
MSCI All Country Asia ex Japan Index	12.51%	15.12%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$71,252,798
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	451.3%
Total advisory fee paid	$661,736
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.4%
Tencent Holdings, Ltd.	5.7%
DBS Group Holdings, Ltd.	3.0%
ICICI Bank, Ltd.	2.5%
JD.com, Inc.	2.4%
China Merchants Bank Co., Ltd.	2.3%
HDFC Bank, Ltd.	2.3%
PetroChina Co., Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
Alibaba Group Holding, Ltd.	2.0%
TOTAL	36.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews China Active ETF
MCH
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$86	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews China Active ETF returned 18.13% (NAV) while its benchmark, the MSCI China Index, returned 19.68% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were consumer discretionary due to stock selection, financials due to an overweight allocation and health care due to an underweight allocation. The top three detractors were information technology (IT) due to stock selection, consumer staples due to an overweight allocation and materials due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews China Active ETF - NAV Return	18.13%	(3.49)%
MSCI China Index	19.68%	(0.66)%
MSCI China All Shares Index	16.67%	(2.63)%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$36,031,646
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	55.2%
Total advisory fee paid	$212,964
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	9.9%
Alibaba Group Holding, Ltd.	6.2%
China Merchants Bank Co., Ltd.	4.8%
JD.com, Inc.	4.8%
China Construction Bank Corp.	4.7%
Meituan	4.5%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
PetroChina Co., Ltd.	3.3%
DiDi Global, Inc. ADR	2.9%
TOTAL	48.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews India Active ETF
INDE
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$84	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews India Active ETF returned 11.61% (NAV) while its benchmark, the MSCI India Index, returned 12.41% over the same period.
  India’s equity market experienced volatility in early June when Prime Minister Modi’s political bloc unexpectedly failed to win a majority in the elections. The market quickly stabilized after Modi secured a coalition government with allies and investors saw it as a positive development illustrating India’s capabilities as a healthy democracy. In the last months of the year, the market experienced a small correction as economic expansion eased as consumers experienced higher inflation and there was a downgrade in earnings, particularly in the consumer space.
  On a sector basis, the top three contributors to relative performance were health care, industrials and information technology (IT) due to stock selection. The top three detractors were consumer staples due to stock selection, financials due to an overweight allocation and communication services due to an underweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews India Active ETF - NAV Return	11.61%	15.76%
MSCI India Index	12.41%	19.42%
S&P Bombay Stock Exchange 100 Index	10.20%	17.00%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$14,385,637
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	127.5%
Total advisory fee paid	$96,988
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	7.0%
ICICI Bank, Ltd.	5.6%
Infosys, Ltd.	5.4%
Neuland Laboratories, Ltd.	4.0%
Zomato, Ltd.	3.7%
Avalon Technologies, Ltd.	3.3%
Shriram Finance, Ltd.	3.3%
Reliance Industries, Ltd.	3.1%
Tata Consultancy Services, Ltd.	2.9%
Bharti Airtel, Ltd.	2.7%
TOTAL	41.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Japan Active ETF
JPAN
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$86	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Japan Active ETF returned 18.92% (NAV) while its benchmark, the MSCI Japan Index, returned 8.68% over the same period.
  In the first quarter, Japanese equities surpassed an historical peak set back in 1989 helped by capital efficiency reforms that encouraged higher dividends and more buybacks. Positive sentiment was fractured in August after a poorly signaled interest rate-hike by the Bank of Japan followed by political tumult in October when the coalition government failed to win a majority in the election. These two second-half developments, we believe, dissuaded many international investors from seeking or adding exposure to Japan.
  On a sector basis, the top three contributors to relative performance were consumer discretionary, industrials and information technology (IT) due to stock selection. The top three detractors were materials due to an overweight allocation, financials due to stock selection and energy due to zero allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Japan Active ETF - NAV Return	18.92%	19.70%
MSCI Japan Index	8.68%	10.90%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$2,465,865
Total number of portfolio holdings	47
Portfolio turnover rate for the reporting period	103.5%
Total advisory fee paid	$20,708
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Hitachi, Ltd.	5.1%
Mitsubishi UFJ Financial Group, Inc.	4.8%
ITOCHU Corp.	4.0%
Recruit Holdings Co., Ltd.	3.7%
ORIX Corp.	3.6%
Shin-Etsu Chemical Co., Ltd.	3.4%
Tokio Marine Holdings, Inc.	3.4%
Keyence Corp.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.0%
TOTAL	40.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Korea Active ETF
MKOR
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$73	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Korea Active ETF returned -16.10% (NAV) while its benchmark, the MSCI Korea 25/50 Gross Total Return Index, returned -19.55% over the same period.
  South Korea was one of the biggest underperformers in emerging markets. As the year progressed, the economy experienced softening demand in the auto sector and a cyclical downturn in segments such as heavy industries. The equity market also endured volatility amid political instability after South Korea’s president briefly imposed martial law and then was impeached.
  On a sector basis, the top three contributors to relative performance were materials, information technology (IT) and health care due to stock selection. The top two detractors were financials due to an underweight allocation and energy due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Korea Active ETF - NAV Return	(16.10)%	0.30%	2.49%
MSCI Korea 25/50 Index	(19.55)%	(1.14)%	2.06%
Korea Composite Stock Price Index	(19.93)%	(1.23)%	1.18%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$44,860,079
Total number of portfolio holdings	34
Portfolio turnover rate for the reporting period	41.1%
Total advisory fee paid	$477,382
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., Pfd.	8.2%
SK Hynix, Inc.	7.3%
Samsung Electronics Co., Ltd.	5.8%
Samsung Biologics Co., Ltd.	4.9%
KT&G Corp.	4.8%
NAVER Corp.	4.7%
BGF Retail Co., Ltd.	4.2%
S-Oil Corp.	4.1%
LEENO Industrial, Inc.	3.5%
Samsung SDI Co., Ltd.	3.4%
TOTAL	50.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Asia Dividend Active ETF
ADVE
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2024 to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$82	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2024, the Matthews Asia Dividend Active ETF returned 7.30% (NAV) while its benchmark, the MSCI All Country Asia Pacific Index, returned 10.01% over the same period.
  Asia fared well in 2024 amid divergent trends between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were Japan due to stock selection, Vietnam due to an off-benchmark allocation and South Korea due to an underweight allocation. The top three detractors were China/Hong Kong, India and Australia due to stock selection.
  On a sector basis, the top three contributors to relative performance were information technology (IT) due to stock selection, materials due to an underweight allocation and communication services due to stock selection. The top three detractors were financials, real estate and utilities due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Asia Dividend Active ETF - NAV Return	7.30%	10.46%
MSCI All Country Asia Pacific Index	10.01%	13.54%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$3,202,367
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	37.6%
Total advisory fee paid	$13,218
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	6.0%
Tencent Holdings, Ltd.	4.4%
HDFC Bank, Ltd.	3.8%
ITOCHU Corp.	3.4%
AIA Group, Ltd.	3.1%
ORIX Corp.	2.6%
Tokio Marine Holdings, Inc.	2.5%
Delta Electronics, Inc.	2.5%
Tata Consultancy Services, Ltd.	2.4%
Suzuki Motor Corp.	2.3%
TOTAL	33.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews China Discovery Active ETF
MCHS
Listed on the NASDAQ
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews China Discovery Active ETF (“Fund”) for the period of January 10, 2024 (Inception date) to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$91(a)	0.89%(b)
(a)	Based on the period January 10, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
(b)	Annualized.
Management's Discussion of Fund Performance
  The Matthews China Discovery Active ETF returned 9.10% (NAV) since its inception on January 10, 2024 through December 31, 2024, while its benchmark, the MSCI China Small Cap Index, returned 13.46% over the same period.
  China was one of the best-performing emerging markets in 2024 although it was a volatile year. Companies listed in the offshore market delivered gains helped by containing costs and bolstering profit margins while the Chinese mainland market was impacted by weak demand in the domestic economy and struggling property sector. The market overall posted a strong rally in late September after the government unveiled a package of stimulus measures and then declined through the end of the year in the absence of further details on the plans.
  On a sector basis, the top three contributors to relative performance were industrials due to stock selection, health care due to an underweight allocation and consumer discretionary due to stock selection. The top three detractors were information technology (IT), materials and communication services due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	Since Inception (1/10/24)
Matthews China Discovery Active ETF - NAV Return	9.10%
MSCI China Index*	26.49%
MSCI China Small Cap Index	13.46%
*	Effective April 29, 2024, the Fund added the MSCI China Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$2,069,222
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	115.3%
Total advisory fee paid	$22,633
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
China Overseas Property Holdings, Ltd.	5.3%
Hongfa Technology Co., Ltd.	4.0%
Giant Biogene Holding Co., Ltd.	3.8%
Yangzijiang Shipbuilding Holdings, Ltd.	3.6%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.1%
Shenzhen Megmeet Electrical Co., Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.0%
Atour Lifestyle Holdings, Ltd.	2.9%
Tongcheng Travel Holdings, Ltd.	2.8%
DPC Dash, Ltd.	2.7%
TOTAL	34.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 10, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 833.228.5605.
As of April 29, 2024, the Fund may invest up to 35% of its net assets in mid and large capitalization companies.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

Matthews Emerging Markets Discovery Active ETF
MEMS
Listed on the NASDAQ
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 10, 2024 (Inception date) to December 31, 2024. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$85(a)	0.89%(b)
(a)	Based on the period January 10, 2024 (commencement of operations) through December 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
(b)	Annualized.
Management's Discussion of Fund Performance
  The Matthews Emerging Markets Discovery Active ETF returned -4.33% (NAV) since its inception on January 10, 2024 through December 31, 2024, while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 6.68% over the same period.
  Emerging markets fared pretty well in 2024 but there were divergent trends within regions and between markets. Changing expectations for U.S. interest rates and a fluctuation in the U.S. dollar were big influencers as were the ongoing strengths in the artificial intelligence (AI) space.
  On a country basis, the top three contributors to relative performance were South Korea due to stock selection, Turkey due to an underweight allocation and Vietnam due to an off-benchmark allocation. The top three detractors were Brazil, India and Taiwan due to stock selection.
  On a sector basis, the top three contributors to relative performance were consumer staples due to stock selection, materials due to an underweight allocation and real estate due to stock selection. The top three detractors were financials, industrials and information technology (IT) due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	Since Inception (1/10/24)
Matthews Emerging Markets Discovery Active ETF - NAV Return	(4.33)%
MSCI Emerging Markets Index*	11.81%
MSCI Emerging Markets Small Cap Index	6.68%
*	Effective April 29, 2024, the Fund added the MSCI Emerging Markets Index as its primary benchmark index in response to new regulatory requirements.
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$16,985,853
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	39.2%
Total advisory fee paid	$80,999
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	6.2%
Hugel, Inc.	4.3%
Legend Biotech Corp.	3.4%
Wiwynn Corp.	3.3%
Shriram Finance, Ltd.	3.2%
Full Truck Alliance Co., Ltd.	3.1%
Elite Material Co., Ltd.	3.0%
M31 Technology Corp.	2.7%
Radico Khaitan, Ltd.	2.6%
Saudi Tadawul Group Holding Co.	2.5%
TOTAL	34.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 10, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at matthewsasia.com/documents or upon request at 833.228.5605.
As of April 29, 2024, the Fund may invest up to 35% of its net assets in mid and large capitalization companies.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	As of the end of the period covered by the report, the registrant’s board of directors has determined that the registrant has three audit committee financial experts serving on its audit committee.

(a)(2)	The audit committee financial experts are Neal Andrews, Christopher F. Lee, and Jonathan F. Zeschin, each of whom is “independent.”

(c)(4)

Mr. Andrews was previously the Chief Financial Officer of BlackRock Funds/iShares and worked extensively with each audit committee. In this role, Mr. Andrews’ responsibilities included auditing, preparing and certifying fund financial statements; applying generally accepted accounting principles; and developing and maintaining systems of accounting and financial reporting internal controls. Mr. Andrews also oversaw service providers that performed accounting and financial reporting services. Prior to BlackRock, Mr. Andrews worked at PFPC Inc., where he headed the Fund Accounting and Administration services business and was responsible for establishing fund accounting and financial reporting policies and internal controls. Prior to that role, Mr. Andrews worked in public accounting at Price Waterhouse LLP, where he audited financial statements of both funds and operating companies and managed the professional staff who performed this function. Mr. Andrews was designated as Chair of the Audit Committee of Matthews International Funds on May 15, 2024.

Mr. Lee is an associate professor (part-time) of science practice in financial mathematics at the Hong Kong University of Science & Technology where he teaches courses in capital markets and risk management. In addition, Mr. Lee was the chairman and currently is a member of the Audit Committee of Hong Kong Securities and Investment Institute (HKSI). HKSI conducts all the licensing examinations and professional development of securities professionals in Hong Kong. Since HKSI receives funding from the Securities and Futures Commission and the Financial Services & Treasury Bureau of Hong Kong, the Audit Committee must provide the oversight in selecting professional auditing firms and preparing annual financial reports that are in compliance with government rules and regulations. Furthermore, Mr. Lee has served as a member of the Audit Committee at other large organizations such as the Oakland Museum of California and the Washington DC based African Wildlife Foundation. Mr. Lee has gained additional accounting expertise as a member of the Audit Committee of Matthews International Funds.

Mr. Zeschin is Partner of Essential Investment Partners, LLC, a wealth management and investment advisory firm. He is also the portfolio manager for that firm’s Essential Growth Portfolio. Essential Investment Partners, LLC succeeded to the business of Essential Advisers, Inc. Prior to forming Essential Advisers, Inc., Mr. Zeschin held senior executive positions with Founders Asset Management, Inc., Invesco Funds Group, and Stein Roe & Farnham, Inc. Mr. Zeschin holds a Masters of Management from the Kellogg School at Northwestern University, with majors in Finance and Marketing, and a Bachelor in Business Administration in Accounting with distinction from the University of Michigan. He holds a Certified Public Accountant license from the state of Colorado and is a Certified Financial Planner certificant. Mr. Zeschin is a former chair of the ICI’s Accounting Treasurer’s Committee and a former member of the AICPA Investment Companies committee. Mr. Zeschin was previously the chairman of the Board of Trustees of two NYSE listed closed-end funds. He has served on the audit committees of mutual fund boards since 2002. He has experience analyzing and evaluating financial statements at the appropriate level of complexity through his professional activities referenced above. Mr. Zeschin has gained additional accounting expertise as a member of the Audit Committee of Matthews International Funds.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $755,200 in 2023 and $848,140 in 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2023 and $0 in 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $212,120 in 2023 and $233,680 in 2024. Tax fees include services provided by the principal accountant for tax return preparations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2023 and $0 in 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval of Auditor Services.

Pre-Approval Requirements. Before the Auditor is engaged by the Trust to render audit related or permissible non-audit services, either:

(i)	The Audit Committee shall pre-approve all audit related services and permissible non-audit services (e.g., tax services) to be provided to the Trust; or

(ii)

The Audit Committee shall establish policies and procedures governing the Auditor’s engagement. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the Adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this Section 4(e) shall be presented to the full Audit Committee at its next scheduled meeting.

De Minimis Exceptions to Pre-Approval Requirements. Pre-approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. With respect to services that have a direct impact on the operations or financial reporting of the Trust, the Audit Committee shall pre-approve all such non-audit services proposed to be provided by the Auditor to (i) the Adviser and (ii) any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust.

Application of De Minimis Exception: The de minimis exceptions set forth above under Section 4(e)(ii) apply to pre-approvals under this Section 4(e)(iii) as well, except that the “total amount of revenues” calculation for Section 4(e)(iii) services is based on the total amount of revenues paid to the Auditor by the Trust and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not Applicable

(c) Not Applicable

(d) Not Applicable

(f)	Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $281,814 in 2023 and $364,949 in 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Matthews Asia Funds | Financial Statements and Other Information

December 31, 2024 | matthewsasia.com

Matthews Emerging Markets Equity Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 95.1%

	Shares	Value

CHINA/HONG KONG: 25.5%

Tencent Holdings, Ltd.	26,700	$1,425,054

Alibaba Group Holding, Ltd.	41,700	441,326

China Construction Bank Corp. H Shares	444,000	367,843

Ping An Insurance Group Co. of China, Ltd. H Shares	60,000	352,161

Meituan Class Bb,c,d	17,000	330,537

China Life Insurance Co., Ltd. H Shares	161,000	301,333

PetroChina Co., Ltd. H Shares	346,000	270,694

China Merchants Bank Co., Ltd. A Shares	43,200	231,383

KE Holdings, Inc. ADR	12,362	227,708

China Overseas Property Holdings, Ltd.	340,000	222,931

DiDi Global, Inc. ADR[c]	47,547	217,290

Full Truck Alliance Co., Ltd. ADR	16,247	175,793

New China Life Insurance Co., Ltd. H Shares	57,600	173,668

Trip.com Group, Ltd. ADR[c]	2,433	167,050

PDD Holdings, Inc. ADR[c]	1,704	165,271

China International Capital Corp., Ltd. H Shares[b,d]	95,600	155,220

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	3,700	128,562

Kingsoft Corp., Ltd.	26,600	114,218

Wuliangye Yibin Co., Ltd. A Shares	5,600	106,887

JD.com, Inc. ADR	3,075	106,610

Midea Group Co., Ltd. A Shares	1,300	13,324

Total China/Hong Kong		5,694,863

TAIWAN: 24.1%

Taiwan Semiconductor Manufacturing Co., Ltd.	68,000	2,210,003

MediaTek, Inc.	12,000	515,877

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,531	499,847

Hon Hai Precision Industry Co., Ltd.	58,000	324,258

Alchip Technologies, Ltd.	3,000	298,895

Delta Electronics, Inc.	22,000	287,963

Realtek Semiconductor Corp.	15,000	259,237

Cathay Financial Holding Co., Ltd.	109,000	226,706

Elite Material Co., Ltd.	12,000	225,378

Quanta Computer, Inc.	23,000	200,179

CTBC Financial Holding Co., Ltd.	146,000	173,804

Wiwynn Corp.	2,000	158,775

Total Taiwan		5,380,922

INDIA: 21.6%

HDFC Bank, Ltd. ADR	8,541	545,428

Zomato, Ltd.[c]	156,186	505,943

ICICI Bank, Ltd.	28,775	429,951

Bharti Airtel, Ltd.	23,117	428,027

ICICI Bank, Ltd. ADR	12,022	358,977

Mahindra & Mahindra, Ltd.	9,869	345,447

Infosys, Ltd. ADR	15,290	335,157

Tata Consultancy Services, Ltd.	6,755	322,359

Indian Hotels Co., Ltd.	29,200	298,456

Lupin, Ltd.	9,450	259,609

Swiggy, Ltd.[c]	39,123	247,175

Shriram Finance, Ltd.	6,139	206,657

Max Financial Services, Ltd.[c]	11,639	151,199

JSW Energy, Ltd.	20,121	150,667

Reliance Industries, Ltd.	8,634	122,280

	Shares	Value

TVS Motor Co., Ltd.	3,975	$109,733

Total India		4,817,065

SOUTH KOREA: 9.5%

SK Hynix, Inc.	4,458	510,844

Samsung Electronics Co., Ltd.	11,553	412,290

Samsung Fire & Marine Insurance Co., Ltd.	1,071	259,285

KB Financial Group, Inc.	4,591	258,524

Coupang, Inc.[c]	9,927	218,195

SK Telecom Co., Ltd.	5,601	209,881

Samsung Biologics Co., Ltd.[b,c,d]	218	139,687

Classys, Inc.	3,568	114,527

Total South Korea		2,123,233

BRAZIL: 2.9%

WEG SA	22,200	189,628

Itau Unibanco Holding SA ADR	37,419	185,598

NU Holdings, Ltd. Class Ac	16,005	165,812

MercadoLibre, Inc.[c]	58	98,626

Total Brazil		639,664

INDONESIA: 2.3%

PT Telekomunikasi Indonesia Persero Tbk	1,098,200	183,823

PT Bank Central Asia Tbk	276,000	165,909

PT Bank Rakyat Indonesia Persero Tbk	630,300	159,118

Total Indonesia		508,850

SOUTH AFRICA: 2.1%

Nedbank Group, Ltd.	10,945	163,387

Capitec Bank Holdings, Ltd.	955	158,649

Shoprite Holdings, Ltd.	10,157	157,962

Total South Africa		479,998

UNITED ARAB EMIRATES: 1.6%

Emaar Properties PJSC	101,976	357,226

Total United Arab Emirates		357,226

VIETNAM: 1.5%

FPT Corp.	40,657	242,977

Military Commercial Joint Stock Bank	107,257	105,481

Total Vietnam		348,458

SINGAPORE: 1.4%

Grab Holdings, Ltd. Class Ac	65,685	310,033

Total Singapore		310,033

PHILIPPINES: 1.3%

Bank of the Philippine Islands	139,960	295,188

Total Philippines		295,188

THAILAND: 0.8%

CP ALL Public Co., Ltd.	111,600	181,016

Total Thailand		181,016

MEXICO: 0.5%

Grupo Financiero Banorte SAB de CV Class O	17,800	114,367

Total Mexico		114,367

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

RUSSIA: 0.0%

Sberbank of Russia PJSC[e]	128,308	$1,130

Total Russia		1,130

TOTAL INVESTMENTS: 95.1%		21,252,013

(Cost $21,156,827)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 4.9%		1,087,817

NET ASSETS: 100.0%		$22,339,830

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $625,444, which is 2.80% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,130 and 0.01% of net assets.

ADR	American Depositary Receipt

PJSC	Public Joint Stock Co.

See accompanying notes to financial statements.

2	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Sustainable Future Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 98.8%

	Shares	Value

CHINA/HONG KONG: 33.5%

Meituan Class Bb,c,d	761,800	$14,811,960

JD Health International, Inc.[b,c,d]	2,870,850	10,255,738

Legend Biotech Corp. ADR[c]	277,488	9,029,460

Full Truck Alliance Co., Ltd. ADR	772,164	8,354,815

Contemporary Amperex Technology Co., Ltd. A Shares	120,700	4,376,748

Lam Research Corp.	49,460	3,572,496

Zhihu, Inc. ADR[c]	966,762	3,422,337

Flat Glass Group Co., Ltd. H Shares	2,330,000	3,241,768

Airtac International Group	89,000	2,286,053

Medlive Technology Co., Ltd.[b,d]	1,791,000	2,272,029

Centre Testing International Group Co., Ltd. A Shares	1,276,900	2,174,237

Hong Kong Exchanges & Clearing, Ltd.	56,700	2,122,210

Silergy Corp.	148,000	1,816,622

Kanzhun, Ltd. ADR[c]	126,916	1,751,441

Ginlong Technologies Co., Ltd. A Shares	200,300	1,676,060

Ginlong Technologies Co., Ltd. A Shares	33,700	280,529

Total China/Hong Kong		71,444,503

INDIA: 22.6%

Bandhan Bank, Ltd.[b,d]	7,362,370	13,638,629

Shriram Finance, Ltd.	186,434	6,275,924

Indus Towers, Ltd.[c]	1,447,121	5,759,623

Inox Wind, Ltd.[c]	2,275,604	4,794,988

Phoenix Mills, Ltd.	235,581	4,487,488

Swiggy, Ltd.[c]	672,885	4,251,227

Mahindra & Mahindra, Ltd.	110,627	3,872,300

Marico, Ltd.	341,523	2,548,773

UNO Minda, Ltd.	205,253	2,515,861

Total India		48,144,813

TAIWAN: 16.0%

Taiwan Semiconductor Manufacturing Co., Ltd.	352,000	11,440,019

M31 Technology Corp.	222,006	5,088,783

Elite Material Co., Ltd.	253,000	4,751,725

Andes Technology Corp.[c]	265,000	3,339,944

Poya International Co., Ltd.	210,948	3,195,091

AURAS Technology Co., Ltd.	135,000	2,752,102

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,655	2,301,746

AP Memory Technology Corp.	114,000	1,097,316

Sporton International, Inc.	28,270	178,335

Total Taiwan		34,145,061

BRAZIL: 4.9%

YDUQS Participacoes SA	3,121,000	4,308,077

B3 SA - Brasil Bolsa Balcao	2,569,100	4,268,993

NU Holdings, Ltd. Class Ac	107,814	1,116,953

Cia de Saneamento Basico do Estado de Sao Paulo SABESP	47,600	680,883

Total Brazil		10,374,906

POLAND: 3.0%

InPost SAc	249,017	4,251,258

Jeronimo Martins SGPS SA	114,152	2,181,608

Total Poland		6,432,866

	Shares	Value

SOUTH AFRICA: 2.8%

Nedbank Group, Ltd.	393,555	$5,874,989

Total South Africa		5,874,989

SOUTH KOREA: 2.7%

Eugene Technology Co., Ltd.	136,469	2,859,096

Solus Advanced Materials Co., Ltd.	167,184	920,213

Advanced Nano Products Co., Ltd.	16,774	656,765

Samsung SDI Co., Ltd.	3,826	632,395

Ecopro BM Co., Ltd.[c]	7,930	580,637

Total South Korea		5,649,106

UNITED STATES: 2.5%

Micron Technology, Inc.	62,666	5,273,971

Total United States		5,273,971

TURKEY: 2.0%

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,076,053	3,465,005

Ford Otomotiv Sanayi AS	25,554	676,932

Total Turkey		4,141,937

INDONESIA: 1.8%

PT Bank Rakyat Indonesia Persero Tbk	15,471,600	3,905,784

Total Indonesia		3,905,784

ROMANIA: 1.7%

Banca Transilvania SA	660,108	3,709,821

Total Romania		3,709,821

VIETNAM: 1.3%

Nam Long Investment Corp.	1,914,139	2,743,949

Total Vietnam		2,743,949

SAUDI ARABIA: 1.1%

Saudi Tadawul Group Holding Co.	40,401	2,330,168

Total Saudi Arabia		2,330,168

PHILIPPINES: 1.0%

Security Bank Corp.	1,478,890	2,224,279

Total Philippines		2,224,279

JORDAN: 1.0%

Hikma Pharmaceuticals PLC	87,052	2,170,363

Total Jordan		2,170,363

BANGLADESH: 0.6%

BRAC Bank PLC	1,665,402	680,190

GrameenPhone, Ltd.	204,318	555,546

Total Bangladesh		1,235,736

matthewsasia.com | 800.789.ASIA	3

Matthews Emerging Markets Sustainable Future Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

CHILE: 0.3%

Aguas Andinas SA Class A	1,765,360	$531,636

Total Chile		531,636

TOTAL COMMON EQUITIES		210,333,888

(Cost $204,615,627)

PREFERRED EQUITIES: 1.6%

SOUTH KOREA: 1.6%

Samsung SDI Co., Ltd., Pfd.	35,262	3,463,937

Total South Korea		3,463,937

TOTAL PREFERRED EQUITIES		3,463,937

(Cost $7,259,451)

TOTAL INVESTMENTS: 100.4%		213,797,825

(Cost $211,875,078)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.4%)		(786,625)

NET ASSETS: 100.0%		$213,011,200

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $40,978,356, which is 19.24% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

4	MATTHEWS ASIA FUNDS

Matthews Emerging Markets Small Companies Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 100.8%

	Shares	Value

INDIA: 26.8%

Bandhan Bank, Ltd.[b,c]	19,297,833	$35,748,813

Cartrade Tech, Ltd.[d]	945,283	16,378,086

Shriram Finance, Ltd.	485,222	16,334,018

Radico Khaitan, Ltd.	427,100	12,986,794

Inox Wind, Ltd.[d]	6,069,514	12,789,240

Phoenix Mills, Ltd.	643,971	12,266,744

Finolex Cables, Ltd.	738,219	10,180,120

UNO Minda, Ltd.	721,048	8,838,150

Action Construction Equipment, Ltd.	391,356	6,869,727

Rainbow Children’s Medicare, Ltd.	369,126	6,465,350

Zinka Logistics Solutions, Ltd.[d,e]	672,379	3,708,973

Barbeque Nation Hospitality, Ltd.[d]	608,839	3,125,074

Ola Electric Mobility, Ltd.[d]	2,898,675	2,883,783

Bharti Hexacom, Ltd.	168,734	2,863,137

Senco Gold, Ltd.	145,235	1,813,539

Total India		153,251,548

CHINA/HONG KONG: 21.2%

Legend Biotech Corp. ADR[d]	624,948	20,335,808

Full Truck Alliance Co., Ltd. ADR	1,281,652	13,867,475

Zhihu, Inc. ADR[d]	2,563,082	9,073,310

Silergy Corp.	724,000	8,886,720

Flat Glass Group Co., Ltd. H Shares	5,656,000	7,869,287

Proya Cosmetics Co., Ltd. A Shares	629,956	7,274,680

Medlive Technology Co., Ltd.[b,c]	4,803,000	6,092,997

Xtep International Holdings, Ltd.	8,058,000	5,801,172

Centre Testing International Group Co., Ltd. A Shares	3,329,138	5,668,677

Tongcheng Travel Holdings, Ltd.[c]	2,336,400	5,431,756

Airtac International Group	182,431	4,685,920

Kanzhun, Ltd. ADR[d]	290,791	4,012,916

Ginlong Technologies Co., Ltd. A Shares	434,106	3,632,490

Ever Sunshine Services Group, Ltd.[c]	14,134,000	3,548,673

Yuexiu Property Co., Ltd.	5,284,000	3,422,620

Beijing Capital International Airport Co., Ltd. H Shares[d]	7,134,000	2,558,264

Ginlong Technologies Co., Ltd. A Shares	247,310	2,058,682

Hongfa Technology Co., Ltd. A Shares	465,500	2,018,021

Guolian Securities Co., Ltd. H Shares[c]	3,076,000	1,805,703

Central China Securities Co., Ltd. H Shares[c]	8,210,000	1,794,203

Pony AI, Inc. ADR[d]	93,928	1,347,867

Total China/Hong Kong		121,187,241

TAIWAN: 14.7%

M31 Technology Corp.	581,057	13,318,889

Andes Technology Corp.[d]	859,000	10,826,460

Elite Material Co., Ltd.	576,000	10,818,156

Poya International Co., Ltd.	651,891	9,873,766

Gold Circuit Electronics, Ltd.	1,303,000	9,563,942

AURAS Technology Co., Ltd.	430,000	8,765,956

Wiwynn Corp.	108,000	8,573,832

Yageo Corp.	327,533	5,389,553

ASPEED Technology, Inc.	45,000	4,554,364

AP Memory Technology Corp.	273,000	2,627,783

Total Taiwan		84,312,701

SOUTH KOREA: 8.5%

Hugel, Inc.[d]	124,501	23,505,459

Eugene Technology Co., Ltd.	463,484	9,710,227

	Shares	Value

C&C International Co., Ltd.[d]	172,222	$5,300,759

BGF Retail Co., Ltd.	69,245	4,788,534

Ecopro BM Co., Ltd.[d]	26,276	1,923,936

Advanced Nano Products Co., Ltd.	47,813	1,872,059

Solus Advanced Materials Co., Ltd.	304,379	1,675,361

Total South Korea		48,776,335

BRAZIL: 6.3%

Grupo SBF SA	6,436,200	11,146,979

YDUQS Participacoes SA	7,241,400	9,995,677

Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,165,000	8,591,365

Vivara Participacoes SA	2,063,300	6,434,008

Total Brazil		36,168,029

VIETNAM: 6.0%

FPT Corp.	1,818,756	10,869,340

Military Commercial Joint Stock Bank	10,609,780	10,434,128

Mobile World Investment Corp.	4,077,114	9,751,640

Nam Long Investment Corp.	2,312,432	3,314,909

Total Vietnam		34,370,017

SOUTH AFRICA: 4.0%

We Buy Cars Holdings, Ltd.	4,810,179	10,973,211

Old Mutual, Ltd.	15,003,282	9,976,868

Transaction Capital, Ltd.[d]	13,068,426	1,689,711

Total South Africa		22,639,790

PHILIPPINES: 2.8%

GT Capital Holdings, Inc.	878,080	9,932,440

Security Bank Corp.	3,917,700	5,892,297

Total Philippines		15,824,737

POLAND: 2.0%

InPost SAd	684,732	11,689,853

Total Poland		11,689,853

SAUDI ARABIA: 1.9%

Saudi Tadawul Group Holding Co.	106,686	6,153,220

Seera Group Holding[d]	757,769	4,525,145

Total Saudi Arabia		10,678,365

CHILE: 1.8%

Parque Arauco SA	2,966,874	4,756,650

Lundin Mining Corp.	436,700	3,758,029

Banco de Credito e Inversiones SA	67,472	1,871,753

Total Chile		10,386,432

TURKEY: 1.8%

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	3,159,145	10,172,784

Total Turkey		10,172,784

INDONESIA: 1.3%

PT Mitra Adiperkasa Tbk	68,918,300	6,015,157

PT Summarecon Agung Tbk	49,823,116	1,513,572

Total Indonesia		7,528,729

matthewsasia.com | 800.789.ASIA	5

Matthews Emerging Markets Small Companies Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

THAILAND: 0.7%

Siam Wellness Group Public Co., Ltd. F Shares	18,973,800	$3,737,398

Total Thailand		3,737,398

BANGLADESH: 0.6%

BRAC Bank PLC	8,541,386	3,488,509

Total Bangladesh		3,488,509

MEXICO: 0.4%

Gentera SAB de CV	1,932,200	2,251,809

Total Mexico		2,251,809

RUSSIA: 0.0%

Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	18,513

Total Russia		18,513

TOTAL INVESTMENTS: 100.8%		576,482,790

(Cost $545,777,262)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.8%)		(4,505,972)

NET ASSETS: 100.0%		$571,976,818

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $41,841,810, which is 7.32% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $3,727,486 and 0.65% of net assets.

ADR	American Depositary Receipt

PJSC	Public Joint Stock Co.

See accompanying notes to financial statements.

6	MATTHEWS ASIA FUNDS

Matthews Asia Growth Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 100.2%

	Shares	Value

JAPAN: 28.4%

Fast Retailing Co., Ltd.	22,900	$7,725,126

ORIX Corp.	336,300	7,225,034

Hitachi, Ltd.	290,200	7,107,015

Keyence Corp.	16,800	6,828,724

ITOCHU Corp.	112,200	5,517,365

Sumitomo Mitsui Financial Group, Inc.	185,200	4,444,845

Mitsubishi UFJ Financial Group, Inc.	372,800	4,352,330

Sony Group Corp.	200,300	4,221,434

Recruit Holdings Co., Ltd.	55,700	3,871,591

Toyota Motor Corp.	191,600	3,741,037

Advantest Corp.	61,200	3,479,761

Terumo Corp.	158,200	3,054,167

Shin-Etsu Chemical Co., Ltd.	79,200	2,608,621

Sekisui House, Ltd.	74,000	1,764,465

Renesas Electronics Corp.	92,300	1,168,059

Total Japan		67,109,574

CHINA/HONG KONG: 23.2%

Tencent Holdings, Ltd.	144,800	7,728,385

Meituan Class Bb,c,d	334,700	6,507,696

PDD Holdings, Inc. ADR[c]	64,433	6,249,357

Trip.com Group, Ltd. ADR[c]	88,820	6,098,381

Alibaba Group Holding, Ltd.	468,400	4,957,245

DiDi Global, Inc. ADR[c]	974,004	4,451,198

Ping An Insurance Group Co. of China, Ltd. H Shares	618,000	3,627,262

NAURA Technology Group Co., Ltd. A Shares	54,993	2,927,841

KE Holdings, Inc. A Shares	389,200	2,369,491

Techtronic Industries Co., Ltd.	177,000	2,326,833

Contemporary Amperex Technology Co., Ltd. A Shares	58,000	2,103,160

BYD Co., Ltd. H Shares	61,000	2,074,801

Bilibili, Inc. ADR[c]	110,277	1,997,117

Tencent Music Entertainment Group ADR	137,097	1,556,051

Total China/Hong Kong		54,974,818

INDIA: 14.2%

Zomato, Ltd.[c]	2,342,483	7,588,149

MakeMyTrip, Ltd.[c]	40,094	4,501,754

HDFC Bank, Ltd.	187,082	3,868,913

ICICI Bank, Ltd.	254,502	3,802,724

Infosys, Ltd.	117,219	2,567,745

Computer Age Management Services, Ltd.	42,193	2,492,947

Mahindra & Mahindra, Ltd.	63,771	2,232,190

Indian Hotels Co., Ltd.	216,742	2,215,341

Bharti Airtel, Ltd.	97,200	1,799,723

Dixon Technologies India, Ltd.[d]	6,173	1,289,889

Swiggy, Ltd.[c,e]	202,842	1,281,538

Total India		33,640,913

TAIWAN: 14.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	621,000	20,182,532

MediaTek, Inc.	78,000	3,353,199

Hon Hai Precision Industry Co., Ltd.	596,000	3,332,028

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,555	3,269,447

Lotes Co., Ltd.	41,000	2,436,140

	Shares	Value

ASPEED Technology, Inc.	10,000	$1,012,081

Total Taiwan		33,585,427

SINGAPORE: 6.2%

Sea, Ltd. ADR[c]	104,378	11,074,506

Grab Holdings, Ltd. Class Ac	762,226	3,597,706

Total Singapore		14,672,212

SOUTH KOREA: 5.6%

SK Hynix, Inc.	27,527	3,154,328

Samsung Electronics Co., Ltd.	80,753	2,881,817

Coupang, Inc.[c]	112,723	2,477,652

NAVER Corp.	14,476	1,931,533

KB Financial Group, Inc.	27,212	1,532,334

Hyundai Motor Co.	8,750	1,242,244

Total South Korea		13,219,908

AUSTRALIA: 4.0%

CSL, Ltd.	21,525	3,755,054

Macquarie Group, Ltd.	24,163	3,304,605

ANZ Group Holdings, Ltd.	137,300	2,419,199

Total Australia		9,478,858

VIETNAM: 1.3%

FPT Corp.	527,800	3,154,265

Total Vietnam		3,154,265

THAILAND: 1.1%

CP ALL Public Co., Ltd.	1,558,900	2,528,546

Total Thailand		2,528,546

PHILIPPINES: 1.0%

Bank of the Philippine Islands	1,162,790	2,452,422

Total Philippines		2,452,422

INDONESIA: 1.0%

PT Bank Mandiri Persero Tbk	6,588,600	2,319,211

Total Indonesia		2,319,211

TOTAL INVESTMENTS: 100.2%		237,136,154

(Cost $210,655,020)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.2%)		(430,298)

NET ASSETS: 100.0%		$236,705,856

7

Matthews Asia Growth Fund	December 31, 2024

Schedule of Investments[a] (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $6,507,696, which is 2.75% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	As of December 31, 2024, 64,106 shares of Swiggy, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 10, 2025.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

8	MATTHEWS ASIA FUNDS

Matthews Pacific Tiger Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 99.7%

	Shares	Value

CHINA/HONG KONG: 33.5%

Tencent Holdings, Ltd.	902,300	$48,158,302

JD.com, Inc. Class A	1,114,650	19,353,905

Ping An Insurance Group Co. of China, Ltd. H Shares	2,960,500	17,376,229

Alibaba Group Holding, Ltd.	1,626,100	17,209,597

Meituan Class Bb,c,d	857,000	16,662,969

PetroChina Co., Ltd. H Shares	21,146,000	16,543,642

AIA Group, Ltd.	1,945,600	13,974,978

KE Holdings, Inc. A Shares	2,146,400	13,067,513

PDD Holdings, Inc. ADR[c]	127,787	12,394,061

China Merchants Bank Co., Ltd. H Shares	2,346,000	11,974,878

China Construction Bank Corp. H Shares	12,685,000	10,509,206

Midea Group Co., Ltd. A Shares	968,000	9,921,227

Contemporary Amperex Technology Co., Ltd. A Shares	255,060	9,248,826

Kweichow Moutai Co., Ltd. A Shares	41,100	8,536,734

GF Securities Co., Ltd. H Shares	5,855,800	7,866,393

Trip.com Group, Ltd.[c]	95,950	6,603,312

Hongfa Technology Co., Ltd. A Shares	1,474,300	6,424,701

DiDi Global, Inc. ADR[c]	1,095,486	5,006,371

BYD Co., Ltd. H Shares	139,000	4,727,825

China Merchants Bank Co., Ltd. A Shares	846,647	4,534,711

Techtronic Industries Co., Ltd.	321,000	4,219,850

Hongfa Technology Co., Ltd. A Shares	754,900	3,272,620

Silergy Corp.	243,000	2,982,697

Aier Eye Hospital Group Co., Ltd. A Shares	1,415,300	2,555,419

China Resources Land, Ltd.	296,500	851,183

Total China/Hong Kong		273,977,149

TAIWAN: 24.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	2,575,000	83,687,635

MediaTek, Inc.	362,000	15,562,285

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,419	13,117,088

Cathay Financial Holding Co., Ltd.	6,244,000	12,986,725

Alchip Technologies, Ltd.	106,000	10,560,954

E Ink Holdings, Inc.	1,209,000	10,067,044

Realtek Semiconductor Corp.	540,000	9,332,521

Quanta Computer, Inc.	1,012,000	8,807,875

Hon Hai Precision Industry Co., Ltd.	1,542,000	8,620,783

Accton Technology Corp.	292,000	6,863,107

Elite Material Co., Ltd.	353,000	6,629,877

Wiwynn Corp.	77,000	6,112,825

ASMedia Technology, Inc.	75,000	4,521,715

Delta Electronics, Inc.	199,000	2,604,760

Total Taiwan		199,475,194

INDIA: 18.9%

ICICI Bank, Ltd.	1,480,727	22,124,759

HDFC Bank, Ltd.	1,008,516	20,856,421

Infosys, Ltd.	603,710	13,224,592

Zomato, Ltd.[c]	3,943,127	12,773,214

JSW Energy, Ltd.	1,607,945	12,040,373

Sun Pharmaceutical Industries, Ltd.	437,843	9,635,554

Bharti Airtel, Ltd.	474,138	8,778,981

MakeMyTrip, Ltd.[c]	76,964	8,641,518

Mahindra & Mahindra, Ltd.	239,364	8,378,509

Grasim Industries, Ltd.	291,728	8,310,250

	Shares	Value

Dixon Technologies India, Ltd.[d]	38,651	$8,076,382

Cummins India, Ltd.	155,152	5,917,276

Lupin, Ltd.	178,049	4,891,337

Computer Age Management Services, Ltd.	78,722	4,651,241

Swiggy, Ltd.[c]	617,281	3,899,926

Infosys, Ltd. ADR	93,149	2,041,826

Total India		154,242,159

SOUTH KOREA: 7.9%

SK Hynix, Inc.	142,590	16,339,434

KB Financial Group, Inc.	214,603	12,084,500

HD Hyundai Heavy Industries Co., Ltd.[c]	48,095	9,314,393

Classys, Inc.	250,796	8,050,133

Hyundai Motor Co.	45,682	6,485,509

Samsung Electronics Co., Ltd.	113,406	4,047,098

Coupang, Inc.[c]	183,314	4,029,242

Samsung Biologics Co., Ltd.[b,c,d]	3,830	2,454,141

HD Hyundai Electric Co., Ltd.	7,195	1,849,886

Total South Korea		64,654,336

SINGAPORE: 5.0%

DBS Group Holdings, Ltd.	806,100	25,831,849

Grab Holdings, Ltd. Class Ac	1,646,258	7,770,338

Sea, Ltd. ADR[c]	67,835	7,197,293

Total Singapore		40,799,480

VIETNAM: 2.9%

FPT Corp.	2,140,248	12,790,657

Asia Commercial Bank JSC	10,389,600	10,508,163

Total Vietnam		23,298,820

MALAYSIA: 2.7%

CIMB Group Holdings BHD	7,147,900	13,095,562

Telekom Malaysia BHD	6,189,100	9,200,874

Total Malaysia		22,296,436

INDONESIA: 1.8%

PT Bank Central Asia Tbk	13,802,800	8,297,117

PT Telekomunikasi Indonesia Persero Tbk	38,839,600	6,501,205

Total Indonesia		14,798,322

THAILAND: 1.3%

Central Pattana Public Co., Ltd.	6,513,200	10,812,934

Total Thailand		10,812,934

PHILIPPINES: 0.8%

Bank of the Philippine Islands	3,230,770	6,813,967

Total Philippines		6,813,967

matthewsasia.com | 800.789.ASIA	9

Matthews Pacific Tiger Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

MACAU: 0.5%

Galaxy Entertainment Group, Ltd.	968,000	$4,074,927

Total Macau		4,074,927

TOTAL INVESTMENTS: 99.7%		815,243,724

(Cost $793,334,007)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.3%		2,428,167

NET ASSETS: 100.0%		$817,671,891

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $19,117,110, which is 2.34% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

See accompanying notes to financial statements.

10	MATTHEWS ASIA FUNDS

Matthews Asia Innovators Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 98.2%

	Shares	Value

CHINA/HONG KONG: 35.5%

Tencent Holdings, Ltd.	226,700	$12,099,620

Trip.com Group, Ltd. ADR[b]	148,808	10,217,157

PDD Holdings, Inc. ADR[b]	104,908	10,175,027

Meituan Class Bb,c,d	517,100	10,054,167

Alibaba Group Holding, Ltd.	701,000	7,418,933

DiDi Global, Inc. ADR[b]	1,263,448	5,773,957

Ping An Insurance Group Co. of China, Ltd. A Shares	704,600	5,057,408

NAURA Technology Group Co., Ltd. A Shares	91,399	4,866,106

BYD Co., Ltd. H Shares	109,000	3,707,431

Bilibili, Inc. ADR[b]	183,081	3,315,597

Contemporary Amperex Technology Co., Ltd. A Shares	82,000	2,973,433

Tencent Music Entertainment Group ADR	228,520	2,593,702

KE Holdings, Inc. A Shares	417,900	2,544,220

Techtronic Industries Co., Ltd.	185,500	2,438,574

Kuaishou Technology[b,c,d]	435,500	2,284,443

Midea Group Co., Ltd. A Shares	197,400	2,023,192

Total China/Hong Kong		87,542,967

INDIA: 23.2%

Zomato, Ltd.[b]	3,202,888	10,375,312

MakeMyTrip, Ltd.[b]	77,419	8,692,605

ICICI Bank, Ltd.	404,917	6,050,197

HDFC Bank, Ltd.	239,634	4,955,705

Computer Age Management Services, Ltd.	79,222	4,680,783

Jyoti CNC Automation, Ltd.[b,d]	211,860	3,328,625

Indian Hotels Co., Ltd.	311,230	3,181,112

Infosys, Ltd.	131,385	2,878,059

Neuland Laboratories, Ltd.	17,451	2,791,064

HDFC Asset Management Co., Ltd.[c,d]	53,546	2,621,230

Bharti Airtel, Ltd.	139,522	2,583,343

Cholamandalam Investment and Finance Co., Ltd.	175,021	2,419,556

Dixon Technologies India, Ltd.[d]	8,521	1,780,519

Swiggy, Ltd.[b]	128,940	814,631

Total India		57,152,741

TAIWAN: 21.5%

Taiwan Semiconductor Manufacturing Co., Ltd.	891,000	28,957,547

MediaTek, Inc.	108,000	4,642,891

Alchip Technologies, Ltd.	40,000	3,985,266

Hon Hai Precision Industry Co., Ltd.	681,000	3,807,233

Lotes Co., Ltd.	64,000	3,802,755

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,369	3,430,204

Quanta Computer, Inc.	266,000	2,315,113

	Shares	Value

ASPEED Technology, Inc.	22,000	$2,226,578

Total Taiwan		53,167,587

SINGAPORE: 7.9%

Sea, Ltd. ADR[b]	149,650	15,877,865

Grab Holdings, Ltd. Class Ab	776,461	3,664,896

Total Singapore		19,542,761

SOUTH KOREA: 7.3%

SK Hynix, Inc.	44,283	5,074,403

Samsung Electronics Co., Ltd.	119,962	4,281,062

Coupang, Inc.[b]	187,454	4,120,239

NAVER Corp.	17,439	2,326,886

Hyundai Motor Co.	15,506	2,201,399

Total South Korea		18,003,989

VIETNAM: 1.8%

FPT Corp.	751,655	4,492,078

Total Vietnam		4,492,078

INDONESIA: 1.0%

PT Bank Rakyat Indonesia Persero Tbk	9,680,300	2,443,778

Total Indonesia		2,443,778

TOTAL INVESTMENTS: 98.2%		242,345,901

(Cost $212,977,060)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.8%		4,527,422

NET ASSETS: 100.0%		$246,873,323

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $14,959,840, which is 6.06% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	11

Matthews China Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 98.4%

	Shares	Value

CONSUMER DISCRETIONARY: 27.9%

Broadline Retail: 15.1%

Alibaba Group Holding, Ltd.	2,211,500	$23,405,094

JD.com, Inc. Class A	947,863	16,457,947

PDD Holdings, Inc. ADR[b]	136,057	13,196,168

		53,059,209

Hotels, Restaurants & Leisure: 8.8%

Meituan Class Bb,c,d	779,880	15,163,496

Galaxy Entertainment Group, Ltd.	1,407,000	5,922,957

Trip.com Group, Ltd. ADR[b]	56,889	3,905,999

Yum China Holdings, Inc.	71,055	3,422,719

Luckin Coffee, Inc. ADR[b]	91,562	2,350,397

		30,765,568

Household Durables: 3.3%

Man Wah Holdings, Ltd.	9,535,600	5,880,347

Midea Group Co., Ltd. A Shares	559,852	5,738,036

		11,618,383

Specialty Retail: 0.7%

China Tourism Group Duty Free Corp., Ltd. A Shares	254,490	2,323,859

Total Consumer Discretionary		97,767,019

FINANCIALS: 22.3%

Banks: 10.4%

China Construction Bank Corp. H Shares	19,924,000	16,506,537

China Merchants Bank Co., Ltd. A Shares	1,596,723	8,552,181

China Merchants Bank Co., Ltd. H Shares	1,656,500	8,455,407

Postal Savings Bank of China Co., Ltd. H Shares[c,d]	4,888,000	2,869,212

		36,383,337

Insurance: 6.4%

Ping An Insurance Group Co. of China, Ltd. H Shares	2,116,000	12,419,558

China Life Insurance Co., Ltd. H Shares	3,725,000	6,971,841

New China Life Insurance Co., Ltd. H Shares	644,700	1,943,812

Ping An Insurance Group Co. of China, Ltd. A Shares	147,000	1,055,122

		22,390,333

Capital Markets: 5.5%

China International Capital Corp., Ltd. H Shares[c,d]	3,850,800	6,252,322

China Merchants Securities Co., Ltd. H Shares[c,d]	1,959,800	3,962,282

East Money Information Co., Ltd. A Shares	961,020	3,382,443

Hong Kong Exchanges & Clearing, Ltd.	75,000	2,807,156

CITIC Securities Co., Ltd. H Shares	594,925	1,618,144

Hithink RoyalFlush Information Network Co., Ltd. A Shares	32,600	1,277,518

		19,299,865

Total Financials		78,073,535

COMMUNICATION SERVICES: 13.7%

Interactive Media & Services: 11.6%

Tencent Holdings, Ltd.	645,300	34,441,485

	Shares	Value

Kuaishou Technology[b,c,d]	614,000	$3,220,776

Baidu, Inc. Class Ab	269,400	2,841,257

		40,503,518

Entertainment: 1.8%

NetEase, Inc.	142,300	2,532,916

Kingsoft Corp., Ltd.	582,800	2,502,483

Tencent Music Entertainment Group ADR	124,519	1,413,290

		6,448,689

Media: 0.3%

Focus Media Information Technology Co., Ltd. A Shares	1,256,887	1,204,424

Total Communication Services		48,156,631

INDUSTRIALS: 9.8%

Electrical Equipment: 3.6%

Contemporary Amperex Technology Co., Ltd. A Shares	188,560	6,837,445

Hongfa Technology Co., Ltd. A Shares	886,940	3,845,035

Sungrow Power Supply Co., Ltd. A Shares	193,503	1,947,642

		12,630,122

Ground Transportation: 2.9%

DiDi Global, Inc. ADR[b]	2,242,879	10,249,957

Air Freight & Logistics: 1.3%

JD Logistics, Inc.[b,c,d]	2,727,700	4,445,422

Machinery: 1.1%

Neway Valve Suzhou Co., Ltd. A Shares	691,697	2,090,019

Yutong Bus Co., Ltd. A Shares	511,300	1,838,008

		3,928,027

Marine Transportation: 0.9%

Orient Overseas International, Ltd.	200,000	2,946,900

Total Industrials		34,200,428

CONSUMER STAPLES: 7.2%

Beverages: 5.3%

Wuliangye Yibin Co., Ltd. A Shares	495,379	9,455,265

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	214,622	5,389,222

Tsingtao Brewery Co., Ltd. H Shares	506,000	3,683,421

		18,527,908

Food Products: 1.9%

Anjoy Foods Group Co., Ltd. A Shares	295,500	3,282,168

Guangdong Haid Group Co., Ltd. A Shares	489,100	3,269,384

		6,551,552

Total Consumer Staples		25,079,460

REAL ESTATE: 4.7%

Real Estate Management & Development: 4.7%

KE Holdings, Inc. ADR	281,265	5,180,901

CIFI Holdings Group Co., Ltd.[b]	104,961,520	3,763,446

China Overseas Property Holdings, Ltd.	3,870,000	2,537,476

Longfor Group Holdings, Ltd.[c,d]	1,948,000	2,470,478

12	MATTHEWS ASIA FUNDS

Matthews China Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

Times China Holdings, Ltd.[b]	42,755,000	$2,449,702

Total Real Estate		16,402,003

INFORMATION TECHNOLOGY: 4.7%

Semiconductors & Semiconductor Equipment: 2.5%

Will Semiconductor Co., Ltd. Shanghai A Shares	429,200	6,102,251

JCET Group Co., Ltd. A Shares	373,300	2,076,278

NAURA Technology Group Co., Ltd. A Shares	11,113	591,659

		8,770,188

Electronic Equipment, Instruments & Components: 1.7%

Foxconn Industrial Internet Co., Ltd. A Shares	913,175	2,655,470

SUPCON Technology Co., Ltd. A Shares	336,324	2,275,692

Luxshare Precision Industry Co., Ltd. A Shares	147,106	816,440

		5,747,602

Communications Equipment: 0.5%

Suzhou TFC Optical Communication Co., Ltd. A Shares	151,440	1,872,469

Total Information Technology		16,390,259

ENERGY: 3.7%

Oil, Gas & Consumable Fuels: 3.1%

PetroChina Co., Ltd. H Shares	14,044,000	10,987,369

Energy Equipment & Services: 0.6%

China Oilfield Services, Ltd. H Shares	2,108,000	1,902,544

Total Energy		12,889,913

HEALTH CARE: 2.5%

Biotechnology: 1.0%

Innovent Biologics, Inc.[b,c,d]	712,000	3,331,055

Health Care Equipment & Supplies: 0.8%

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	83,814	2,912,248

	Shares	Value

Health Care Providers & Services: 0.7%

Aier Eye Hospital Group Co., Ltd. A Shares	972,806	$1,756,466

Sinopharm Group Co., Ltd. H Shares	249,200	679,691

		2,436,157

Total Health Care		8,679,460

MATERIALS: 1.9%

Chemicals: 1.4%

Wanhua Chemical Group Co., Ltd. A Shares	342,411	3,330,251

Nanjing Cosmos Chemical Co., Ltd. A Shares	493,500	1,722,959

		5,053,210

Metals & Mining: 0.5%

MMG, Ltd.[b]	5,273,600	1,716,785

Total Materials		6,769,995

TOTAL INVESTMENTS: 98.4%

(Cost $389,673,211)		344,408,703

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.6%		5,543,938

NET ASSETS: 100.0%		$349,952,641

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $41,715,043, which is 11.92% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	13

Matthews China Small Companies Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 99.4%

	Shares	Value

INDUSTRIALS: 22.1%

Electrical Equipment: 8.9%

Hongfa Technology Co., Ltd. A Shares	569,657	$2,469,560

Shenzhen Megmeet Electrical Co., Ltd. A Shares	241,500	2,020,008

Xuji Electric Co., Ltd. A Shares	325,400	1,220,608

		5,710,176

Machinery: 4.0%

Yangzijiang Shipbuilding Holdings, Ltd.	1,191,200	2,603,777

Ground Transportation: 2.8%

Full Truck Alliance Co., Ltd. ADR	168,458	1,822,716

Marine Transportation: 1.9%

SITC International Holdings Co., Ltd.	450,500	1,194,605

Commercial Services & Supplies: 1.6%

China Everbright Environment Group, Ltd.	2,107,000	1,045,208

Trading Companies & Distributors: 1.2%

BOC Aviation, Ltd.[b,c]	97,600	755,657

Professional Services: 1.0%

Centre Testing International Group Co., Ltd. A Shares	376,300	640,743

Construction & Engineering: 0.7%

Sinopec Engineering Group Co., Ltd. H Shares	524,000	452,723

Total Industrials		14,225,605

CONSUMER DISCRETIONARY: 19.8%

Hotels, Restaurants & Leisure: 8.4%

Atour Lifestyle Holdings, Ltd. ADR	73,006	1,963,131

Tongcheng Travel Holdings, Ltd.[c]	771,200	1,792,916

DPC Dash, Ltd.[d]	165,600	1,663,111

		5,419,158

Automobile Components: 4.4%

Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	453,303	1,897,769

Minth Group, Ltd.[d]	470,000	907,910

		2,805,679

Household Durables: 3.8%

Jason Furniture Hangzhou Co., Ltd. A Shares	331,900	1,247,788

Hisense Home Appliances Group Co., Ltd. H Shares	383,000	1,204,696

		2,452,484

Textiles, Apparel & Luxury Goods: 3.2%

Xtep International Holdings, Ltd.	1,642,500	1,182,480

Samsonite International SAb,c	186,300	513,755

Crystal International Group, Ltd.[b,c]	652,000	366,856

		2,063,091

Total Consumer Discretionary		12,740,412

REAL ESTATE: 13.3%

Real Estate Management & Development: 13.3%

China Overseas Property Holdings, Ltd.	5,135,000	3,366,909

KE Holdings, Inc. A Shares	289,500	1,762,507

	Shares	Value

Yuexiu Property Co., Ltd.	2,026,000	$1,312,306

Greentown China Holdings, Ltd.	792,500	934,667

Midea Real Estate Holding, Ltd.[b,c]	1,706,200	654,026

China Overseas Grand Oceans Group, Ltd.	2,410,000	544,481

Total Real Estate		8,574,896

INFORMATION TECHNOLOGY: 12.1%

Electronic Equipment, Instruments & Components: 6.8%

Elite Material Co., Ltd.	52,000	976,639

FIT Hon Teng, Ltd.[b,c,d]	2,037,000	952,514

Xiamen Faratronic Co., Ltd. A Shares	57,900	938,322

Wasion Holdings, Ltd.	944,000	863,359

Kingboard Laminates Holdings, Ltd.	710,000	655,474

		4,386,308

Semiconductors & Semiconductor Equipment: 4.5%

Alchip Technologies, Ltd.	17,000	1,693,738

ACM Research, Inc. Class Ad	79,245	1,196,599

		2,890,337

Software: 0.8%

Kingdee International Software Group Co., Ltd.[d]	469,000	509,658

Total Information Technology		7,786,303

CONSUMER STAPLES: 8.4%

Personal Care Products: 4.2%

Giant Biogene Holding Co., Ltd.[b,c]	425,000	2,713,801

Food Products: 2.3%

Anjoy Foods Group Co., Ltd. A Shares	130,347	1,447,786

Beverages: 1.1%

Beijing Yanjing Brewery Co., Ltd. A Shares	428,100	702,542

Consumer Staples Distribution & Retail: 0.8%

Yifeng Pharmacy Chain Co., Ltd. A Shares	159,600	525,135

Total Consumer Staples		5,389,264

HEALTH CARE: 6.9%

Biotechnology: 2.3%

Legend Biotech Corp. ADR[d]	27,039	879,849

Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[d]	27,700	579,031

		1,458,880

Pharmaceuticals: 1.9%

HUTCHMED China, Ltd.[d]	416,500	1,202,010

Health Care Equipment & Supplies: 1.8%

Shandong Pharmaceutical Glass Co., Ltd. A Shares	186,500	654,920

AK Medical Holdings, Ltd.[b,c]	780,000	483,574

		1,138,494

Health Care Technology: 0.9%

Medlive Technology Co., Ltd.[b,c]	489,500	620,971

Total Health Care		4,420,355

14	MATTHEWS ASIA FUNDS

Matthews China Small Companies Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

COMMUNICATION SERVICES: 6.3%

Entertainment: 4.5%

NetEase Cloud Music, Inc.[b,c,d]	114,250	$1,673,756

Maoyan Entertainment[b,c,d]	681,600	695,880

Kingsoft Corp., Ltd.	122,000	523,855

		2,893,491

Interactive Media & Services: 1.8%

Kanzhun, Ltd. ADR[d]	86,287	1,190,760
Total Communication Services		4,084,251

MATERIALS: 3.4%

Chemicals: 2.5%

Sunresin New Materials Co., Ltd. A Shares	189,800	1,237,854

Dongyue Group, Ltd.	379,000	393,276

		1,631,130

Metals & Mining: 0.9%

MMG, Ltd.[d]	1,675,200	545,350

Total Materials		2,176,480

ENERGY: 3.2%

Energy Equipment & Services: 3.2%

Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	406,600	2,051,540

Total Energy		2,051,540

FINANCIALS: 2.2%

Capital Markets: 2.2%

China Merchants Securities Co., Ltd. H Shares[b,c]	716,000	1,447,593

Total Financials		1,447,593

	Shares	Value

UTILITIES: 1.7%

Gas Utilities: 1.7%

ENN Natural Gas Co., Ltd. A Shares	364,842	$1,077,755

Total Utilities		1,077,755

TOTAL INVESTMENTS: 99.4%

(Cost $64,114,974)	63,974,454

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.6%	417,727

NET ASSETS: 100.0%	$64,392,181

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $10,878,383, which is 16.89% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	15

Matthews India Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 103.3%

	Shares	Value

FINANCIALS: 33.4%

Banks: 20.3%

HDFC Bank, Ltd.	2,788,325	$57,663,419

ICICI Bank, Ltd.	3,369,930	50,352,893

Federal Bank, Ltd.	9,366,117	21,823,227

Axis Bank, Ltd.	1,479,601	18,347,219

Kotak Mahindra Bank, Ltd.	595,278	12,390,917

State Bank of India	672,393	6,229,582

HDFC Bank, Ltd. ADR	68,520	4,375,687

IndusInd Bank, Ltd.	279,065	3,122,614

		174,305,558

Consumer Finance: 7.9%

Shriram Finance, Ltd.	1,025,708	34,528,386

Bajaj Finance, Ltd.	270,329	21,496,184

Cholamandalam Investment and Finance Co., Ltd.	779,343	10,773,932

Mahindra & Mahindra Financial Services, Ltd.	419,769	1,296,208

		68,094,710

Insurance: 4.7%

PB Fintech, Ltd.[b]	771,415	18,938,098

Max Financial Services, Ltd.[b]	1,051,292	13,657,069

ICICI Lombard General Insurance Co., Ltd.[c,d]	372,328	7,763,757

		40,358,924

Financial Services: 0.5%

LIC Housing Finance, Ltd.	636,107	4,432,795

Total Financials		287,191,987

CONSUMER DISCRETIONARY: 17.1%

Hotels, Restaurants & Leisure: 6.5%

Zomato, Ltd.[b]	9,371,054	30,356,231

Swiggy, Ltd.[b,e]	2,645,150	16,711,821

Le Travenues Technology, Ltd.[b,d]	4,390,761	8,574,344

		55,642,396

Automobiles: 5.9%

Mahindra & Mahindra, Ltd.	624,758	21,868,536

TVS Motor Co., Ltd.	313,856	8,664,265

Tata Motors, Ltd.	991,777	8,548,288

Bajaj Auto, Ltd.	44,964	4,612,956

Maruti Suzuki India, Ltd.	35,284	4,463,197

Hyundai Motor India, Ltd.[b,f]	111,756	2,357,595

		50,514,837

Household Durables: 2.1%

Crompton Greaves Consumer Electricals, Ltd.	1,947,233	8,986,740

Whirlpool of India, Ltd.	231,113	4,954,136

Dixon Technologies India, Ltd.[d]	20,507	4,285,073

		18,225,949

Specialty Retail: 1.2%

Trent, Ltd.	67,890	5,632,845

Cartrade Tech, Ltd.[b]	266,049	4,609,597

		10,242,442

Automobile Components: 0.7%

Sansera Engineering, Ltd.[c,d]	373,958	6,497,120

	Shares	Value

Textiles, Apparel & Luxury Goods: 0.7%

Titan Co., Ltd.	168,172	$6,375,390

Total Consumer Discretionary		147,498,134

INFORMATION TECHNOLOGY: 15.5%

IT Services: 11.5%

Infosys, Ltd.	2,208,368	48,375,489

Tata Consultancy Services, Ltd.	569,909	27,196,904

HCL Technologies, Ltd.	583,512	13,029,479

Persistent Systems, Ltd.	90,647	6,814,105

Cognizant Technology Solutions Corp. Class A	49,197	3,783,249

		99,199,226

Software: 2.4%

Zaggle Prepaid Ocean Services, Ltd.[b]	2,274,972	13,746,293

Newgen Software Technologies, Ltd.	329,576	6,524,859

		20,271,152

Electronic Equipment, Instruments & Components: 1.6%

Avalon Technologies, Ltd.[b,c,d]	660,734	7,422,970

Kaynes Technology India, Ltd.[b]	78,821	6,809,683

		14,232,653

Total Information Technology		133,703,031

HEALTH CARE: 11.7%

Pharmaceuticals: 8.4%

Neuland Laboratories, Ltd.	225,910	36,131,407

Lupin, Ltd.	408,507	11,222,448

Dr. Reddy’s Laboratories, Ltd.	570,290	9,233,825

Sun Pharmaceutical Industries, Ltd.	408,239	8,984,063

Zydus Lifesciences, Ltd.	606,049	6,865,081

		72,436,824

Health Care Equipment & Supplies: 1.6%

Poly Medicure, Ltd.	462,616	14,111,054

Health Care Providers & Services: 1.2%

Metropolis Healthcare, Ltd.[b,c,d]	302,053	7,308,199

Yatharth Hospital & Trauma Care Services, Ltd.[b,d]	387,355	2,559,057

		9,867,256

Life Sciences Tools & Services: 0.5%

Divi’s Laboratories, Ltd.	57,953	4,124,558

Total Health Care		100,539,692

INDUSTRIALS: 8.0%

Electrical Equipment: 3.0%

TD Power Systems, Ltd.	1,812,823	9,519,285

Elecon Engineering Co., Ltd.	1,219,463	9,016,950

Bharat Heavy Electricals, Ltd.	2,766,381	7,381,266

		25,917,501

Construction & Engineering: 1.8%

Praj Industries, Ltd.	820,067	7,843,895

Voltas, Ltd.	348,105	7,264,150

		15,108,045

16	MATTHEWS ASIA FUNDS

Matthews India Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES: (continued)

	Shares	Value

Machinery: 1.1%

Cummins India, Ltd.	142,886	$5,449,468

Jyoti CNC Automation, Ltd.[b,d]	243,210	3,821,178

Thermax, Ltd.	9,442	444,906

		9,715,552

Professional Services: 1.0%

Latent View Analytics, Ltd.[b]	1,520,017	8,664,221

Transportation Infrastructure: 0.8%

Gujarat Pipavav Port, Ltd.	3,098,242	6,576,471

Ground Transportation: 0.3%

Ecos India Mobility & Hospitality, Ltd.[b]	880,120	2,875,372

Total Industrials		68,857,162

CONSUMER STAPLES: 6.9%

Personal Care Products: 2.1%

Godrej Consumer Products, Ltd.	998,138	12,593,011

Honasa Consumer, Ltd.[b]	1,893,857	5,633,097

		18,226,108

Beverages: 2.0%

Varun Beverages, Ltd.	2,234,963	16,668,162

Food Products: 1.9%

Marico, Ltd.	2,224,856	16,604,015

Tobacco: 0.9%

ITC, Ltd.	1,385,307	7,810,933

Total Consumer Staples		59,309,218

ENERGY: 3.5%

Oil, Gas & Consumable Fuels: 3.5%

Reliance Industries, Ltd.	2,134,777	30,234,012

Total Energy		30,234,012

COMMUNICATION SERVICES: 2.9%

Wireless Telecommunication Services: 2.9%

Bharti Airtel, Ltd.	1,334,860	24,715,822

Total Communication Services		24,715,822

MATERIALS: 2.3%

Construction Materials: 1.9%

UltraTech Cement, Ltd.	113,032	15,056,081

Grasim Industries, Ltd.	45,319	1,290,970

		16,347,051

Chemicals: 0.4%

Gujarat Fluorochemicals, Ltd.	35,769	1,737,288

	Shares	Value

PI Industries, Ltd.	29,664	$1,274,568

		3,011,856

Total Materials		19,358,907

REAL ESTATE: 1.3%

Real Estate Management & Development: 1.3%

Sunteck Realty, Ltd.	1,035,508	6,128,542

DLF, Ltd.	502,226	4,824,508

Total Real Estate		10,953,050

UTILITIES: 0.7%

Electric Utilities: 0.5%

Power Grid Corp. of India, Ltd.	1,116,872	4,019,971

Independent Power and Renewable Electricity Producers: 0.2%

NTPC, Ltd.	553,529	2,150,294

Total Utilities		6,170,265

TOTAL INVESTMENTS: 103.3%		888,531,280

(Cost $711,422,381)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.3%)		(28,097,394)

NET ASSETS: 100.0%		$860,433,886

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $28,992,046, which is 3.37% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	As of December 31, 2024, 282,549 shares of Swiggy, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 10, 2025.

f	As of December 31, 2024, 93,519 shares of Hyundai Motor India, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on January 16, 2025.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	17

Matthews Japan Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 99.6%

	Shares	Value

INDUSTRIALS: 26.0%
Industrial Conglomerates: 6.6%

Hitachi, Ltd.	1,315,500	$32,216,673

Hikari Tsushin, Inc.	46,400	10,071,129

		42,287,802

Trading Companies & Distributors: 5.8%

ITOCHU Corp.	535,500	26,332,879

Marubeni Corp.	693,400	10,406,949

		36,739,828

Machinery: 3.9%

Mitsubishi Heavy Industries, Ltd.	929,400	12,959,509

Miura Co., Ltd.	476,600	11,853,432

		24,812,941

Professional Services: 3.7%

Recruit Holdings Co., Ltd.	344,300	23,931,576

Electrical Equipment: 2.0%

Mitsubishi Electric Corp.	769,900	13,000,341

Commercial Services & Supplies: 1.5%

TOPPAN Holdings, Inc.	354,300	9,398,935

Construction & Engineering: 1.5%

Kajima Corp.	512,000	9,274,810

Ground Transportation: 1.0%

Kyushu Railway Co.	264,900	6,458,502

Total Industrials		165,904,735

CONSUMER DISCRETIONARY: 20.4%

Household Durables: 7.1%

Sony Group Corp.	1,742,200	36,717,833

Sekisui House, Ltd.	368,400	8,784,177

		45,502,010

Specialty Retail: 3.2%

Fast Retailing Co., Ltd.	60,000	20,240,505

Textiles, Apparel & Luxury Goods: 2.6%

Asics Corp.	850,400	16,589,417

Automobiles: 2.5%

Toyota Motor Corp.	828,700	16,180,568

Broadline Retail: 2.0%

Isetan Mitsukoshi Holdings, Ltd.	750,800	12,890,928

Leisure Products: 1.6%

Tomy Co., Ltd.	345,600	9,898,543

Automobile Components: 1.4%

Yokohama Rubber Co., Ltd.	404,500	8,655,808

Total Consumer Discretionary		129,957,779

FINANCIALS: 15.9%

Banks: 7.7%

Mitsubishi UFJ Financial Group, Inc.	2,513,500	29,344,371

	Shares	Value

Sumitomo Mitsui Financial Group, Inc.	823,000	$19,752,201

		49,096,572

Financial Services: 3.7%

ORIX Corp.	1,093,900	23,501,232

Insurance: 3.5%

Tokio Marine Holdings, Inc.	627,800	22,530,567

Consumer Finance: 1.0%

Credit Saison Co., Ltd.	275,200	6,408,392

Total Financials		101,536,763

INFORMATION TECHNOLOGY: 13.7%

Electronic Equipment, Instruments & Components: 6.2%

Keyence Corp.	59,800	24,307,005

Japan Aviation Electronics Industry, Ltd.	475,600	8,886,468

Maruwa Co., Ltd.	21,700	6,547,168

		39,740,641

IT Services: 3.1%

NEC Corp.	164,400	14,068,873

OBIC Co., Ltd.	182,300	5,424,948

		19,493,821

Semiconductors & Semiconductor Equipment: 2.4%

Advantest Corp.	179,300	10,194,791

Renesas Electronics Corp.	424,800	5,375,855

		15,570,646

Technology Hardware, Storage & Peripherals: 1.8%

FUJIFILM Holdings Corp.	540,000	11,172,393

Software: 0.2%

Digital Arts, Inc.	30,100	1,143,070

Total Information Technology		87,120,571

MATERIALS: 6.0%

Chemicals: 5.1%

Shin-Etsu Chemical Co., Ltd.	663,200	21,843,905

Nippon Paint Holdings Co., Ltd.	1,657,100	10,698,955

		32,542,860

Construction Materials: 0.9%

Taiheiyo Cement Corp.	268,100	6,044,853

Total Materials		38,587,713

HEALTH CARE: 6.0%

Health Care Equipment & Supplies: 3.7%

Terumo Corp.	974,000	18,803,783

Olympus Corp.	316,200	4,720,945

		23,524,728

Pharmaceuticals: 2.3%

Chugai Pharmaceutical Co., Ltd.	173,900	7,665,711

Sawai Group Holdings Co., Ltd.	501,100	6,833,777

		14,499,488

Total Health Care		38,024,216

18	MATTHEWS ASIA FUNDS

Matthews Japan Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

CONSUMER STAPLES: 5.4%
Food Products: 4.5%

Ajinomoto Co., Inc.	497,000	$20,233,295

Fuji Oil Holdings, Inc.	380,800	8,575,363

		28,808,658

Consumer Staples Distribution & Retail: 0.9%

Seven & i Holdings Co., Ltd.	376,000	5,894,789

Total Consumer Staples		34,703,447

COMMUNICATION SERVICES: 4.7%

Entertainment: 4.7%

Nintendo Co., Ltd.	263,400	15,340,889

Capcom Co., Ltd.	682,000	14,835,908

Total Communication Services		30,176,797

REAL ESTATE: 1.5%

Real Estate Management & Development: 1.5%

Mitsui Fudosan Co., Ltd.	1,166,300	9,327,286

Total Real Estate		9,327,286

TOTAL INVESTMENTS: 99.6%		635,339,307
(Cost $537,223,062)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		2,829,384

NET ASSETS: 100.0%		$638,168,691

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	19

Matthews Asian Growth and Income Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 90.5%

	Shares	Value

CHINA/HONG KONG: 35.8%

Tencent Holdings, Ltd.	304,200	$16,236,014

AIA Group, Ltd.	1,579,800	11,347,486

HKT Trust & HKT, Ltd.	5,142,000	6,350,493

JD.com, Inc. Class A	344,852	5,987,739

Yum China Holdings, Inc.	120,603	5,809,447

Midea Group Co., Ltd. A Shares	505,130	5,177,179

NetEase, Inc. ADR	56,272	5,020,025

NARI Technology Co., Ltd. A Shares	1,416,690	4,870,314

Jiangsu Expressway Co., Ltd. H Shares	4,122,000	4,553,670

ENN Natural Gas Co., Ltd. A Shares	1,534,477	4,532,894

Wuliangye Yibin Co., Ltd. A Shares	234,274	4,471,572

BOC Hong Kong Holdings, Ltd.	1,314,500	4,197,378

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	101,900	3,540,675

China Overseas Property Holdings, Ltd.	5,385,000	3,530,828

Link REIT	577,540	2,428,851

Total China/Hong Kong		88,054,565

INDIA: 17.1%

HDFC Bank, Ltd.	660,091	13,650,885

Tata Consultancy Services, Ltd.	157,557	7,518,854

Embassy Office Parks REIT	1,140,248	4,918,478

Computer Age Management Services, Ltd.	80,311	4,745,126

Hindustan Unilever, Ltd.	156,068	4,238,736

Crompton Greaves Consumer Electricals, Ltd.	839,300	3,873,481

Nexus Select Trust REIT	1,920,904	3,056,125

Total India		42,001,685

TAIWAN: 14.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	836,187	27,176,121

Advantech Co., Ltd.	489,078	5,157,941

Chailease Holding Co., Ltd.	909,870	3,130,798

Total Taiwan		35,464,860

SOUTH KOREA: 7.2%

Samsung Electronics Co., Ltd.	167,929	5,992,851

Macquarie Korea Infrastructure Fund	627,818	4,510,667

SK Telecom Co., Ltd.	109,998	4,121,858

LEENO Industrial, Inc.	23,367	2,984,404

Total South Korea		17,609,780

SINGAPORE: 5.0%

Singapore Technologies Engineering, Ltd.	1,357,325	4,631,403

United Overseas Bank, Ltd.	162,700	4,320,640

CapitaLand Ascendas REIT	1,845,584	3,465,932

Total Singapore		12,417,975

THAILAND: 3.4%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	6,605,900	4,717,552

Digital Telecommunications Infrastructure Fund F Shares	14,329,400	3,589,888

Total Thailand		8,307,440

FRANCE: 2.9%

LVMH Moet Hennessy Louis Vuitton SE	5,562	3,658,646

	Shares	Value

Pernod Ricard SA	30,296	$3,423,052

Total France		7,081,698

PHILIPPINES: 1.7%

Bank of the Philippine Islands	1,987,836	4,192,514

Total Philippines		4,192,514

UNITED STATES: 1.6%

Broadcom, Inc.	17,102	3,964,928

Total United States		3,964,928

INDONESIA: 1.4%

PT Bank Rakyat Indonesia Persero Tbk	13,924,172	3,515,138

Total Indonesia		3,515,138

TOTAL COMMON EQUITIES		222,610,583

(Cost $201,387,296)

CONVERTIBLE CORPORATE BONDS: 9.6%

	Face Amount*	Value

NEW ZEALAND: 1.7%

Xero Investments, Ltd., Cnv. 0.000%, 12/02/25[b]	4,269,000	4,189,816

Total New Zealand		4,189,816

CHINA/HONG KONG: 1.7%

ZTO Express Cayman, Inc., Cnv. 1.500%, 09/01/27	4,116,000	4,068,666

Total China/Hong Kong		4,068,666

MACAU: 1.6%

Wynn Macau, Ltd., Cnv. 4.500%, 03/07/29[c]	3,969,000	3,963,001

Total Macau		3,963,001

SINGAPORE: 1.6%

Straits Trading Co., Ltd., Cnv. 3.250%, 02/13/28[b]	SGD 5,500,000	3,926,702

Total Singapore		3,926,702

SOUTH KOREA: 1.6%

LG Chem, Ltd., Cnv. 1.250%, 07/18/28[b]	4,000,000	3,898,000

Total South Korea		3,898,000

20	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	December 31, 2024

Schedule of Investments[a] (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value

TAIWAN: 1.4%

Wiwynn Corp., Cnv. 0.000%, 07/17/29[b,d]	3,200,000	$3,417,600

Total Taiwan		3,417,600

TOTAL CONVERTIBLE CORPORATE BONDS		23,463,785

(Cost $ 22,984,876)

TOTAL INVESTMENTS: 100.1%		246,074,368

(Cost $ 224,372,172)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(153,307)

NET ASSETS: 100.0%		$245,921,061

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $3,963,001, which is 1.61% of net assets.

d	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $3,417,600 and 1.39% of net assets.

*	All Values in USD unless otherwise specified.
ADR	American Depositary Receipt

Cnv.	Convertible

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

USD	U.S. Dollar

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	21

Matthews Asia Dividend Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 99.1%

	Shares	Value

JAPAN: 30.9%

ITOCHU Corp.	422,300	$20,766,340

ORIX Corp.	743,600	15,975,423

Tokio Marine Holdings, Inc.	415,300	14,904,340

Suzuki Motor Corp.	1,316,700	14,752,765

Terumo Corp.	574,400	11,089,213

Bandai Namco Holdings, Inc.	455,100	10,851,970

Nippon Gas Co., Ltd.	780,900	10,737,680

Shin-Etsu Chemical Co., Ltd.	318,700	10,497,064

Hikari Tsushin, Inc.	47,900	10,396,705

Nissin Foods Holdings Co., Ltd.	428,400	10,349,492

Nomura Research Institute, Ltd.	342,600	10,059,273

SHO-BOND Holdings Co., Ltd.	301,000	9,945,957

GLP J-Reit	12,638	9,906,224

Keyence Corp.	23,300	9,470,790

Ajinomoto Co., Inc.	228,400	9,298,359

Denso Corp.	659,300	9,089,768

Total Japan		188,091,363

CHINA/HONG KONG: 27.0%

Tencent Holdings, Ltd.	511,000	27,273,515

AIA Group, Ltd.	2,643,200	18,985,742

JD.com, Inc. Class A	783,833	13,609,859

Yum China Holdings, Inc.	278,271	13,404,314

NetEase, Inc.	707,200	12,588,040

Midea Group Co., Ltd. A Shares	1,157,741	11,927,857

NARI Technology Co., Ltd. A Shares	3,356,768	11,539,938

HKT Trust & HKT, Ltd.	9,288,000	11,470,903

Wuliangye Yibin Co., Ltd. A Shares	539,900	10,305,034

Minth Group, Ltd.[b]	4,831,000	9,332,160

Yuexiu Transport Infrastructure, Ltd.	18,682,000	9,243,780

China Overseas Property Holdings, Ltd.	13,365,000	8,763,142

Link REIT	1,434,320	6,032,049

Total China/Hong Kong		164,476,333

TAIWAN: 10.0%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,163,469	37,812,803

Delta Electronics, Inc.	1,149,000	15,039,545

Chailease Holding Co., Ltd.	2,393,227	8,234,924

Total Taiwan		61,087,272

INDIA: 9.6%

HDFC Bank, Ltd.	1,148,601	23,753,422

Tata Consultancy Services, Ltd.	308,196	14,707,571

Hindustan Unilever, Ltd.	389,336	10,574,188

Power Grid Corp. of India, Ltd.	2,658,671	9,569,386

Total India		58,604,567

	Shares	Value

AUSTRALIA: 8.7%

CSL, Ltd.	74,843	$13,056,425

AUB Group, Ltd.	577,359	11,138,399

Ampol, Ltd.	576,041	10,050,465

Lottery Corp., Ltd.	3,098,817	9,451,587

National Storage REIT	6,436,457	9,293,828

Total Australia		52,990,704

SOUTH KOREA: 6.2%

Macquarie Korea Infrastructure Fund	1,581,416	11,361,958

SK Telecom Co., Ltd.	274,076	10,270,209

Samsung Electronics Co., Ltd.	243,940	8,705,441

LEENO Industrial, Inc.	57,100	7,292,740

Total South Korea		37,630,348

SINGAPORE: 3.2%

United Overseas Bank, Ltd.	409,300	10,869,319

Capitaland India Trust	11,268,700	8,804,711

Total Singapore		19,674,030

THAILAND: 2.0%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	16,619,500	11,868,687

Total Thailand		11,868,687

INDONESIA: 1.5%

PT Bank Rakyat Indonesia Persero Tbk	36,716,384	9,269,001

Total Indonesia		9,269,001

TOTAL INVESTMENTS: 99.1%		603,692,305

(Cost $603,614,913)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%		5,554,572

NET ASSETS: 100.0%		$609,246,877

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

22	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 98.9%

	Shares	Value

CONSUMER DISCRETIONARY: 31.5%

Broadline Retail: 8.6%

Alibaba Group Holding, Ltd.	553,600	$5,858,947

JD.com, Inc. Class A	101,900	1,769,311

		7,628,258

Hotels, Restaurants & Leisure: 8.0%

Meituan Class Bb,c,d	127,400	2,477,085

Trip.com Group, Ltd.[c]	34,700	2,388,066

Yum China Holdings, Inc.	45,131	2,173,960

		7,039,111

Household Durables: 5.0%

Oppein Home Group, Inc. A Shares	196,400	1,845,740

Haier Smart Home Co., Ltd. D Shares	1,001,769	1,838,773

Beijing Roborock Technology Co., Ltd. A Shares	25,623	765,579

		4,450,092

Automobile Components: 3.5%

Fuyao Glass Industry Group Co., Ltd. H Shares[b,d]	435,200	3,125,100

Textiles, Apparel & Luxury Goods: 2.6%

Stella International Holdings, Ltd.	714,000	1,500,323

Bosideng International Holdings, Ltd.	1,600,000	790,638

		2,290,961

Automobiles: 2.1%

BYD Co., Ltd. A Shares	47,300	1,820,022

Diversified Consumer Services: 1.7%

New Oriental Education & Technology Group, Inc.	232,400	1,482,250

Total Consumer Discretionary		27,835,794

FINANCIALS: 14.4%

Insurance: 6.7%

Ping An Insurance Group Co. of China, Ltd. H Shares	713,500	4,187,786

AIA Group, Ltd.	247,400	1,777,040

		5,964,826

Banks: 6.5%

China Construction Bank Corp. H Shares	3,456,000	2,863,210

China Merchants Bank Co., Ltd. H Shares	559,500	2,855,901

		5,719,111

Capital Markets: 1.2%

GF Securities Co., Ltd. H Shares	766,000	1,029,007

Total Financials		12,712,944

INDUSTRIALS: 14.2%

Machinery: 3.2%

Yangzijiang Shipbuilding Holdings, Ltd.	832,200	1,819,059

Yutong Bus Co., Ltd. A Shares	284,000	1,020,916

		2,839,975

Transportation Infrastructure: 3.2%

Anhui Expressway Co., Ltd. H Shares	2,050,000	2,822,209

	Shares	Value

Commercial Services & Supplies: 3.0%

China Everbright Environment Group, Ltd.	5,302,000	$2,630,135

Trading Companies & Distributors: 2.2%

BOC Aviation, Ltd.[b,d]	250,500	1,939,469

Ground Transportation: 1.4%

Full Truck Alliance Co., Ltd. ADR	116,928	1,265,161

Electrical Equipment: 1.2%

Ningbo Orient Wires & Cables Co., Ltd. A Shares	150,000	1,074,169

Total Industrials		12,571,118

COMMUNICATION SERVICES: 11.5%

Interactive Media & Services: 11.5%

Tencent Holdings, Ltd.	172,500	9,206,813

Kanzhun, Ltd. ADR[c]	66,858	922,640

Total Communication Services		10,129,453

CONSUMER STAPLES: 11.0%

Food Products: 4.7%

China Feihe, Ltd.[b,d]	2,337,000	1,626,144

WH Group, Ltd.[b,d]	2,013,500	1,551,673

Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	246,000	1,012,159

		4,189,976

Beverages: 4.3%

Tsingtao Brewery Co., Ltd. H Shares	290,000	2,111,052

Wuliangye Yibin Co., Ltd. A Shares	88,200	1,683,467

		3,794,519

Personal Care Products: 2.0%

Giant Biogene Holding Co., Ltd.[b,d]	275,200	1,757,266

Total Consumer Staples		9,741,761

ENERGY: 5.1%

Oil, Gas & Consumable Fuels: 5.1%

China Suntien Green Energy Corp., Ltd. H Shares	5,490,000	2,592,667

PetroChina Co., Ltd. H Shares	2,436,000	1,905,812

Total Energy		4,498,479

INFORMATION TECHNOLOGY: 4.1%

Electronic Equipment, Instruments & Components: 2.8%

E Ink Holdings, Inc.	164,000	1,365,587

Wasion Holdings, Ltd.	1,192,000	1,090,174

		2,455,761

IT Services: 1.3%

SUNeVision Holdings, Ltd.	2,089,000	1,144,976

Total Information Technology		3,600,737

HEALTH CARE: 3.7%

Health Care Equipment & Supplies: 1.8%

AK Medical Holdings, Ltd.[b,d]	2,526,000	1,566,035

Pharmaceuticals: 1.0%

CSPC Pharmaceutical Group, Ltd.	1,454,000	886,357

matthewsasia.com | 800.789.ASIA	23

Matthews China Dividend Fund	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

Health Care Providers & Services: 0.9%

Gushengtang Holdings, Ltd.	185,200	$802,648

Total Health Care		3,255,040

MATERIALS: 2.2%

Construction Materials: 2.2%

China Jushi Co., Ltd. A Shares	1,273,907	1,977,597

Total Materials		1,977,597

REAL ESTATE: 1.2%

Real Estate Management & Development: 1.2%

Onewo, Inc. H Shares	246,030	643,932

KE Holdings, Inc. ADR	22,946	422,665

Total Real Estate		1,066,597

TOTAL INVESTMENTS: 98.9%		87,389,520

(Cost $81,612,576)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		975,493

NET ASSETS: 100.0%		$88,365,013

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $14,042,772, which is 15.89% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

24	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities	December 31, 2024

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

ASSETS:

Investments at value (A) (Note 2-A):
Unaffiliated issuers	$21,252,013	$213,797,825	$576,482,790

Cash	1,013,093	—	—

Segregated foreign currency at value (B)	428	14,976	11,143

Foreign currency at value (B)	187,958	1,161,189	1,239,838

Dividends and interest receivable	18,194	209,530	635,158

Receivable for securities sold	—	5,679,077	12,151,356

Receivable for capital shares sold	7,844	172,278	607,858

Other receivable	8,471	25,055	76,393

Due from Advisor (Note 4)	50,874	—	—

Prepaid expenses	10,367	27,862	24,381

TOTAL ASSETS	22,549,242	221,087,792	591,228,917

LIABILITIES:

Cash overdraft	—	2,594,112	6,281,082

Payable for securities purchased	—	730,727	4,596

Payable for capital shares redeemed	72,248	1,397,723	2,256,616

Deferred foreign capital gains tax liability (Note 2-E)	79,893	3,117,236	10,038,859

Due to Advisor (Note 4)	—	54,833	253,567

Administration and accounting fees payable (Note 4)	313	3,206	8,336

Administration and shareholder servicing fees payable (Note 4)	4,109	41,114	107,268

Custodian fees payable	4,878	9,850	34,055

Foreign capital gains tax payable (Note 2-E)	—	39,039	—

Intermediary service fees payable (Note 4)	1,871	25,798	134,874

Professional fees payable	22,277	14,705	22,746

Printing fees payables	8,485	17,142	41,004

Transfer agent fees payable	272	422	3,556

Accrued other expenses payable	15,066	30,685	65,540

TOTAL LIABILITIES	209,412	8,076,592	19,252,099

NET ASSETS	$22,339,830	$213,011,200	$571,976,818

NET ASSETS:

Investor Class	$9,791,034	$30,434,986	$226,938,938

Institutional Class	12,548,796	182,576,214	345,037,880

TOTAL	$22,339,830	$213,011,200	$571,976,818

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	25

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	749,434	2,552,176	9,835,264

Institutional Class	962,372	15,303,386	14,978,196

TOTAL	1,711,806	17,855,562	24,813,460

NET ASSET VALUE:

Investor Class, offering price and redemption price	$13.06	$11.93	$23.07

Institutional Class, offering price and redemption price	$13.04	$11.93	$23.04

NET ASSETS CONSISTS OF:

Capital paid-in	$28,440,211	$233,238,375	$673,937,798

Total distributable earnings/(accumulated loss)	(6,100,381)	(20,227,175)	(101,960,980)

NET ASSETS	$22,339,830	$213,011,200	$571,976,818

(A) Investments at cost:

Unaffiliated Issuers	$21,156,827	$211,875,078	$545,777,262

(B) Foreign Currency at Cost	$192,861	$1,161,564	$1,239,833

See accompanying notes to financial statements.

26	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$237,136,154	$815,243,724	$242,345,901

Cash	1,296,227	13,512,468	7,412,793

Segregated foreign currency at value (B)	—	23,915	1,522

Foreign currency at value (B)	134	137,085	2,483,994

Dividends and interest receivable	112,606	326,857	203,267

Receivable for securities sold	—	5,182,002	—

Receivable for capital shares sold	128,127	746,774	37,317

Other receivable	5,194	1,000,236	—

Prepaid expenses	20,161	19,620	28,336

TOTAL ASSETS	238,698,603	836,192,681	252,513,130

LIABILITIES:

Payable for securities purchased	—	12,349,262	2,483,844

Payable for capital shares redeemed	558,189	2,565,102	455,959

Deferred foreign capital gains tax liability (Note 2-E)	970,601	1,748,477	2,270,490

Due to Advisor (Note 4)	150,174	468,910	156,878

Administration and accounting fees payable (Note 4)	3,381	12,269	3,579

Administration and shareholder servicing fees payable (Note 4)	42,967	148,465	44,886

Custodian fees payable	5,364	47,772	16,756

Intermediary service fees payable (Note 4)	43,798	141,815	47,298

Professional fees payable	28,411	181,295	30,572

Printing fees payables	145,410	724,350	87,498

Transfer agent fees payable	2,080	5,679	2,211

Accrued other expenses payable	42,372	127,394	39,836

TOTAL LIABILITIES	1,992,747	18,520,790	5,639,807

NET ASSETS	$236,705,856	$817,671,891	$246,873,323

NET ASSETS:

Investor Class	$126,698,163	$456,098,692	$161,552,083

Institutional Class	110,007,693	361,573,199	85,321,240

TOTAL	$236,705,856	$817,671,891	$246,873,323

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	27

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	5,658,851	25,803,779	12,487,761

Institutional Class	4,851,075	20,464,670	6,487,783

TOTAL	10,509,926	46,268,449	18,975,544

NET ASSET VALUE:

Investor Class, offering price and redemption price	$22.39	$17.68	$12.94

Institutional Class, offering price and redemption price	$22.68	$17.67	$13.15

NET ASSETS CONSISTS OF:

Capital paid-in	$379,911,552	$834,673,199	$581,481,390

Total distributable earnings/(accumulated loss)	(143,205,696)	(17,001,308)	(334,608,067)

NET ASSETS	$236,705,856	$817,671,891	$246,873,323

(A) Investments at cost:

Unaffiliated Issuers	$210,655,020	$793,334,007	$212,977,060

(B) Foreign Currency at Cost	$135	$137,096	$2,483,994

  See accompanying notes to financial statements.

28	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (continued)	December 31, 2024

		Matthews China
	Matthews	Small Companies	Matthews
	China Fund	Fund	India Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$344,408,703	$63,974,454	$888,531,280

Cash	5,190,716	885,662	824,637

Segregated foreign currency at value (B)	28,462	3,087	—

Foreign currency at value (B)	567	1,157	11,556,667

Dividends and interest receivable	204,083	10,970	—

Receivable for securities sold	2,675,367	4,101	6,154,503

Receivable for capital shares sold	1,310,829	1,013	1,907,280

Other receivable	—	—	12,964

Prepaid expenses	29,254	21,998	53,644

TOTAL ASSETS	353,847,981	64,902,442	909,040,975

LIABILITIES:

Payable for securities purchased	2,230,164	79,993	965,179

Payable for capital shares redeemed	947,861	303,964	2,066,691

Deferred foreign capital gains tax liability (Note 2-E)	—	—	44,391,352

Due to Advisor (Note 4)	218,408	32,266	562,897

Administration and accounting fees payable (Note 4)	5,011	920	12,110

Administration and shareholder servicing fees payable (Note 4)	62,852	11,573	159,287

Custodian fees payable	8,347	1,574	54,472

Intermediary service fees payable (Note 4)	60,511	12,439	164,584

Professional fees payable	24,742	11,418	38,243

Printing fees payables	137,630	55,388	107,614

Transfer agent fees payable	4,738	726	5,325

Accrued other expenses payable	195,076	—	79,335

TOTAL LIABILITIES	3,895,340	510,261	48,607,089

NET ASSETS	$349,952,641	$64,392,181	$860,433,886

NET ASSETS:

Investor Class	$280,760,617	$48,596,479	$680,283,816

Institutional Class	69,192,024	15,795,702	180,150,070

TOTAL	$349,952,641	$64,392,181	$860,433,886

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	29

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	20,892,927	5,351,282	26,860,965

Institutional Class	5,155,168	1,742,575	6,942,479

TOTAL	26,048,095	7,093,857	33,803,444

NET ASSET VALUE:

Investor Class, offering price and redemption price	$13.44	$9.08	$25.33

Institutional Class, offering price and redemption price	$13.42	$9.06	$25.95

NET ASSETS CONSISTS OF:

Capital paid-in	$802,406,446	$223,706,405	$747,607,928

Total distributable earnings/(accumulated loss)	(452,453,805)	(159,314,224)	112,825,958

NET ASSETS	$349,952,641	$64,392,181	$860,433,886

(A) Investments at cost:

Unaffiliated Issuers	$389,673,211	$64,114,974	$711,422,381

(B) Foreign Currency at Cost	$567	$1,157	$11,565,488

See accompanying notes to financial statements.

30	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Japan Fund	Matthews Asian Growth and Income Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$635,339,307	$246,074,368

Cash	3,220,262	1,759,179

Foreign currency at value (B)	2	150

Dividends and interest receivable	353,154	618,336

Receivable for securities sold	1,433,807	—

Receivable for capital shares sold	166,207	11,903

Other receivable	—	9,455

Prepaid expenses	16,314	17,074

TOTAL ASSETS	640,529,053	248,490,465

LIABILITIES:

Payable for securities purchased	1,069,624	—

Payable for capital shares redeemed	374,830	336,217

Deferred foreign capital gains tax liability (Note 2-E)	—	1,432,452

Due to Advisor (Note 4)	396,977	211,742

Administration and accounting fees payable (Note 4)	8,735	3,452

Administration and shareholder servicing fees payable (Note 4)	115,138	44,120

Custodian fees payable	8,941	6,502

Intermediary service fees payable (Note 4)	86,863	45,698

Professional fees payable	19,787	227,988

Printing fees payables	237,494	232,053

Transfer agent fees payable	9,954	2,861

Accrued other expenses payable	32,019	26,319

TOTAL LIABILITIES	2,360,362	2,569,404

NET ASSETS	$638,168,691	$245,921,061

NET ASSETS:

Investor Class	$246,422,422	$192,874,104

Institutional Class	391,746,269	53,046,957

TOTAL	$638,168,691	$245,921,061

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	31

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Japan Fund	Matthews Asian Growth and Income Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	12,304,460	14,463,092

Institutional Class	19,501,387	3,987,823

TOTAL	31,805,847	18,450,915

NET ASSET VALUE:

Investor Class, offering price and redemption price	$20.03	$13.34

Institutional Class, offering price and redemption price	$20.09	$13.30

NET ASSETS CONSISTS OF:

Capital paid-in	$636,552,809	$262,727,867

Total distributable earnings/(accumulated loss)	1,615,882	(16,806,806)

NET ASSETS	$638,168,691	$245,921,061

(A) Investments at cost:

Unaffiliated Issuers	$537,223,062	$224,372,172

(B) Foreign Currency at Cost	$2	$151

See accompanying notes to financial statements.

32	MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Asia Dividend Fund	Matthews China Dividend Fund

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$603,692,305	$87,389,520

Cash	3,078,920	1,002,261

Segregated foreign currency at value (B)	7,053	1,468

Foreign currency at value (B)	4,774,659	32

Dividends and interest receivable	1,405,900	12,361

Receivable for securities sold	—	344,904

Receivable for capital shares sold	130,495	24,360

Other receivable	661,014	—

Prepaid expenses	23,130	19,504

TOTAL ASSETS	613,773,476	88,794,410

LIABILITIES:

Payable for capital shares redeemed	998,231	265,168

Deferred foreign capital gains tax liability (Note 2-E)	2,149,485	—

Due to Advisor (Note 4)	368,222	54,336

Administration and accounting fees payable (Note 4)	8,707	1,228

Administration and shareholder servicing fees payable (Note 4)	109,162	15,698

Custodian fees payable	21,803	1,757

Intermediary service fees payable (Note 4)	86,727	15,889

Professional fees payable	92,456	11,673

Printing fees payables	536,576	43,922

Transfer agent fees payable	3,406	840

Accrued other expenses payable	151,824	18,886

TOTAL LIABILITIES	4,526,599	429,397

NET ASSETS	$609,246,877	$88,365,013

NET ASSETS:

Investor Class	$271,632,561	$65,699,393

Institutional Class	337,614,316	22,665,620

TOTAL	$609,246,877	$88,365,013

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	33

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Asia Dividend Fund	Matthews China Dividend Fund

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)

Investor Class	19,298,449	5,560,766

Institutional Class	24,012,547	1,915,324

TOTAL	43,310,996	7,476,090

NET ASSET VALUE:

Investor Class, offering price and redemption price	$14.08	$11.81

Institutional Class, offering price and redemption price	$14.06	$11.83

NET ASSETS CONSISTS OF:

Capital paid-in	$949,996,771	$166,741,971

Total distributable earnings/(accumulated loss)	(340,749,894)	(78,376,958)

NET ASSETS	$609,246,877	$88,365,013

(A) Investments at cost:

Unaffiliated Issuers	$603,614,913	$81,612,576

(B) Foreign Currency at Cost	$4,920,691	$32

See accompanying notes to financial statements.

34	MATTHEWS ASIA FUNDS

Statements of Operations	Year Ended December 31, 2024

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund

INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$535,799	$3,189,951	$9,877,280

Foreign withholding tax	(52,380)	(421,844)	(1,156,322)

TOTAL INVESTMENT INCOME	483,419	2,768,107	8,720,958

EXPENSES:

Investment advisory fees (Note 4)	152,211	1,667,625	5,744,492
Administration and accounting fees (Note 4)	1,720	18,847	54,066
Administration and shareholder servicing fees (Note 4)	43,209	473,297	1,356,763
Accounting out-of-pocket fees	41,670	63,827	62,383
Custodian fees	43,045	278,323	727,171
Printing fees	20,096	38,599	62,351
Intermediary service fees (Note 4)	23,831	242,075	889,620
Professional fees	93,252	92,325	98,181
Registration fees	32,455	53,478	65,600
Reorganization fees (Note 8)	17,220	—	—
Transfer agent fees	4,366	5,752	42,753
Trustees fees	3,943	43,337	130,973
Other expenses	29,327	65,844	131,770

TOTAL EXPENSES	506,345	3,043,329	9,366,123

Advisory fees waived and expenses waived or reimbursed (Note 4)	(293,266)	(266,556)	(1,016,563)

NET EXPENSES	213,079	2,776,773	8,349,560

NET INVESTMENT INCOME (LOSS)	270,340	(8,666)	371,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	448,778	6,625,765	(3,438,142)
Net realized foreign capital gains tax	(47,622)	(1,807,611)	(4,582,822)
Net realized gain (loss) on foreign currency related transactions	(36,875)	(79,189)	(310,468)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	1,605,495	(8,165,901)	(25,283,375)
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(66,358)	(1,485,519)	(4,191,604)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(5,651)	219	(20,373)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	1,897,767	(4,912,236)	(37,826,784)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,168,107	($4,920,902)	($37,455,386)

See accompanying notes to financial statements.

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Statements of Operations (continued)	Year Ended December 31, 2024

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$6,824,539	$27,900,480	$3,864,410

Foreign withholding tax	(815,966)	(3,610,685)	(542,526)

TOTAL INVESTMENT INCOME	6,008,573	24,289,795	3,321,884

EXPENSES:

Investment advisory fees (Note 4)	2,284,080	8,404,958	2,120,749

Administration and accounting fees (Note 4)	25,831	95,093	23,976

Administration and shareholder servicing fees (Note 4)	647,222	2,380,031	601,415

Accounting out-of-pocket fees	53,145	61,937	40,307

Custodian fees	84,233	308,561	133,346

Printing fees	19,997	90,005	19,997

Intermediary service fees (Note 4)	424,697	1,434,162	453,635

Professional fees	85,396	259,213	108,773

Registration fees	38,866	49,949	43,806

Transfer agent fees	25,472	71,432	29,726

Trustees fees	60,620	245,103	54,100

Other expenses	73,273	255,034	72,907

TOTAL EXPENSES	3,822,832	13,655,478	3,702,737

NET INVESTMENT INCOME (LOSS)	2,185,741	10,634,317	(380,853)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	58,685,588	263,688,310	56,866,666

Net realized foreign capital gains tax	(3,257,675)	(30,209,361)	(4,044,680)

Net realized gain (loss) on foreign currency related transactions	(485,548)	(3,131,283)	(459,858)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(24,892,625)	(232,185,635)	(2,790,389)

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(395,068)	18,710,062	(865,649)

Net change in unrealized appreciation/depreciation on foreign currency related translations	9,820	(109,271)	7,873

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	29,664,492	16,762,822	48,713,963

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,850,233	$27,397,139	$48,333,110

See accompanying notes to financial statements.

36	MATTHEWS ASIA FUNDS

Statements of Operations (continued)	Year Ended December 31, 2024

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$11,737,669	$3,298,469	$8,655,235

Foreign withholding tax	(838,520)	(81,269)	(1,859,012)

TOTAL INVESTMENT INCOME	10,899,149	3,217,200	6,796,223

EXPENSES:

Investment advisory fees (Note 4)	2,898,939	636,433	6,263,691

Administration and accounting fees (Note 4)	32,777	5,990	70,787

Administration and shareholder servicing fees (Note 4)	821,954	150,167	1,777,957

Accounting out-of-pocket fees	57,302	57,062	62,247

Custodian fees	152,611	59,618	178,725

Printing fees	20,000	13,675	16,624

Intermediary service fees (Note 4)	641,528	131,681	1,544,812

Professional fees	71,735	56,011	161,370

Registration fees	48,905	33,561	94,798

Transfer agent fees	60,663	9,446	70,693

Trustees fees	77,535	14,506	161,935

Other expenses	75,872	18,850	153,191

TOTAL EXPENSES	4,959,821	1,187,000	10,556,830

Advisory fees waived and expenses waived or reimbursed (Note 4)	—	(173,139)	—

NET EXPENSES	4,959,821	1,013,861	10,556,830

NET INVESTMENT INCOME (LOSS)	5,939,328	2,203,339	(3,760,607)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(105,571,617)	(17,542,409)	131,383,371

Net realized foreign capital gains tax	—	—	(20,060,167)

Net realized gain (loss) on foreign currency related transactions	(25,986)	4,672	(867,892)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	161,779,710	16,586,840	(8,577,133)

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	(16,467,615)

Net change in unrealized appreciation/depreciation on foreign currency related translations	998	(175)	(9,192)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	56,183,105	(951,072)	85,401,372

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$62,122,433	$1,252,267	$81,640,765

See accompanying notes to financial statements.

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Statements of Operations (continued)	Year Ended December 31, 2024

	Matthews Japan Fund	Matthews Asian Growth and Income Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$12,805,828	$8,917,065

Interest	—	843,568

Foreign withholding tax	(1,233,631)	(828,213)

TOTAL INVESTMENT INCOME	11,572,197	8,932,420

EXPENSES:

Investment advisory fees (Note 4)	4,786,521	2,051,952

Administration and accounting fees (Note 4)	54,110	23,202

Administration and shareholder servicing fees (Note 4)	1,357,808	581,770

Accounting out-of-pocket fees	51,846	46,824

Custodian fees	49,973	48,246

Printing fees	19,994	4,000

Intermediary service fees (Note 4)	638,654	458,206

Professional fees	74,192	80,216

Registration fees	51,973	38,123

Reorganization fees (Note 8)	—	222,500

Transfer agent fees	130,278	36,669

Trustees fees	129,858	51,684

Other expenses	120,236	73,693

TOTAL EXPENSES	7,465,443	3,717,085

NET INVESTMENT INCOME (LOSS)	4,106,754	5,215,335

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on investments—Unaffiliated Issuers	94,822,897	3,731,093

Net realized gain (loss) on foreign currency related transactions	(418,752)	(82,291)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	5,837,636	20,345,823

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(964,462)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(11,124)	(24,813)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	100,230,657	23,005,350

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$104,337,411	$28,220,685

See accompanying notes to financial statements.

38	MATTHEWS ASIA FUNDS

Statements of Operations (continued)	Year Ended December 31, 2024

	Matthews Asia Dividend Fund	Matthews China Dividend Fund

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$22,665,024	$4,060,706

Foreign withholding tax	(2,003,251)	(244,225)

TOTAL INVESTMENT INCOME	20,661,773	3,816,481

EXPENSES:

Investment advisory fees (Note 4)	5,326,071	706,808

Administration and accounting fees (Note 4)	60,241	7,992

Administration and shareholder servicing fees (Note 4)	1,509,258	200,404

Accounting out-of-pocket fees	56,014	35,567

Custodian fees	157,121	28,860

Printing fees	50,000	20,126

Intermediary service fees (Note 4)	886,149	169,072

Professional fees	145,341	56,412

Registration fees	44,682	—

Transfer agent fees	44,722	10,998

Trustees fees	154,077	18,628

Other expenses	159,774	22,958

TOTAL EXPENSES	8,593,450	1,277,825

NET INVESTMENT INCOME (LOSS)	12,068,323	2,538,656

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY

RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	24,445,895	(28,251,550)

Net realized foreign capital gains tax	(637,424)	—

Net realized gain (loss) on foreign currency related transactions	(691,613)	(2,008)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	6,651,647	37,944,287

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	269,386	—

Net change in unrealized appreciation/depreciation on foreign currency related translations	87,116	2,015

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	30,125,007	9,692,744

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$42,193,330	$12,231,400

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	39

Statements of Changes in Net Assets

MATTHEWS EMERGING MARKETS EQUITY FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$270,340	$320,961
Net realized gain (loss) on investments and foreign currency related transactions	364,281	(1,317,611)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,599,844	3,348,099
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(66,358)	(18,390)

Net increase (decrease) in net assets resulting from operations	2,168,107	2,333,059

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(89,246)	(177,005)
Institutional Class	(146,387)	(245,427)
Net decrease in net assets resulting from distributions	(235,633)	(422,432)

CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(494,747)	(14,473,292)

Total increase (decrease) in net assets	1,437,727	(12,562,665)

NET ASSETS:
Beginning of year	20,902,103	33,464,768
End of year	$22,339,830	$20,902,103

MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	($8,666)	($108,475)
Net realized gain (loss) on investments and foreign currency related transactions	4,738,965	2,623,772
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(8,165,682)	11,359,262
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,485,519)	(501,121)
Net increase (decrease) in net assets resulting from operations	(4,920,902)	13,373,438

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(796,055)	(2,733,178)
Institutional Class	(5,287,644)	(12,590,629)
Net decrease in net assets resulting from distributions	(6,083,699)	(15,323,807)

CAPITAL SHARE TRANSACTIONS (net) (Note 3)	14,490,714	39,167,464

Total increase (decrease) in net assets	3,486,113	37,217,095

NET ASSETS:
Beginning of year	209,525,087	172,307,992

End of year	$213,011,200	$209,525,087

See accompanying notes to financial statements.

40	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS EMERGING MARKETS SMALL COMPANIES FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$371,398	$447,608
Net realized gain (loss) on investments and foreign currency related transactions	(8,331,432)	32,381,330
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(25,303,748)	56,179,356
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(4,191,604)	(3,307,422)
Net increase (decrease) in net assets resulting from operations	(37,455,386)	85,700,872
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(8,767,399)	(22,219,393)
Institutional Class	(14,552,333)	(26,772,365)
Net decrease in net assets resulting from distributions	(23,319,732)	(48,991,758)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	17,354,289	209,240,985
Total increase (decrease) in net assets	(43,420,829)	245,950,099
NET ASSETS:
Beginning of year	615,397,647	369,447,548
End of year	$571,976,818	$615,397,647

MATTHEWS ASIA GROWTH FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$2,185,741	$1,278,490
Net realized gain (loss) on investments and foreign currency related transactions	54,942,365	(63,110,443)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(24,882,805)	73,550,356
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(395,068)	219,136
Net increase (decrease) in net assets resulting from operations	31,850,233	11,937,539
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(2,975,102)	(2,933,613)
Institutional Class	(2,678,771)	(4,255,554)
Net decrease in net assets resulting from distributions	(5,653,873)	(7,189,167)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(160,763,219)	(265,553,683)
Total increase (decrease) in net assets	(134,566,859)	(260,805,311)
NET ASSETS:
Beginning of year	371,272,715	632,078,026
End of year	$236,705,856	$371,272,715

See accompanying notes to financial statements.

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Statements of Changes in Net Assets (continued)

MATTHEWS PACIFIC TIGER FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$10,634,317	$20,776,036
Net realized gain (loss) on investments and foreign currency related transactions	230,347,666	(153,491,500)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(232,294,906)	(68,512,121)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	18,710,062	2,280,753
Net increase (decrease) in net assets resulting from operations	27,397,139	(198,946,832)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(39,042,929)	(21,595,059)
Institutional Class	(32,437,594)	(42,763,667)
Net decrease in net assets resulting from distributions	(71,480,523)	(64,358,726)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(1,067,278,407)	(1,496,444,792)
Total increase (decrease) in net assets	(1,111,361,791)	(1,759,750,350)
NET ASSETS:
Beginning of year	1,929,033,682	3,688,784,032
End of year	$817,671,891	$1,929,033,682

MATTHEWS ASIA INNOVATORS FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	($380,853)	($730,038)
Net realized gain (loss) on investments and foreign currency related transactions	52,362,128	(49,036,975)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(2,782,516)	33,755,905
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(865,649)	(273,091)
Net increase (decrease) in net assets resulting from operations	48,333,110	(16,284,199)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,966)
Institutional Class	—	(287,289)
Net decrease in net assets resulting from distributions	—	(290,255)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(114,412,593)	(142,790,496)
Total increase (decrease) in net assets	(66,079,483)	(159,364,950)
NET ASSETS:
Beginning of year	312,952,806	472,317,756
End of year	$246,873,323	$312,952,806

See accompanying notes to financial statements.

42	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS CHINA FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$5,939,328	$4,854,188
Net realized gain (loss) on investments and foreign currency related transactions	(105,597,603)	(120,625,453)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	161,780,708	(33,001,967)
Net increase (decrease) in net assets resulting from operations	62,122,433	(148,773,232)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(5,352,696)	(2,388,564)
Institutional Class	(1,316,703)	(1,692,606)
Net decrease in net assets resulting from distributions	(6,669,399)	(4,081,170)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(153,959,409)	(144,473,909)
Total increase (decrease) in net assets	(98,506,375)	(297,328,311)
NET ASSETS:
Beginning of year	448,459,016	745,787,327
End of year	$349,952,641	$448,459,016

MATTHEWS CHINA SMALL COMPANIES FUND	Year Ended December 31, 2024	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	$2,203,339	$212,934
Net realized gain (loss) on investments and foreign currency related transactions	(17,537,737)	(41,982,407)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	16,586,665	16,919,259
Net increase (decrease) in net assets resulting from operations	1,252,267	(24,850,214)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(664,368)	(1,569,819)
Institutional Class	(250,376)	(602,345)
Net decrease in net assets resulting from distributions	(914,744)	(2,172,164)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(25,101,476)	(38,583,201)
Total increase (decrease) in net assets	(24,763,953)	(65,605,579)

NET ASSETS:
Beginning of year	89,156,134	154,761,713
End of year	$64,392,181	$89,156,134

MATTHEWS INDIA FUND	Year Ended December 31, 2024	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	($3,760,607)	($129,393)
Net realized gain (loss) on investments and foreign currency related transactions	110,455,312	40,786,363
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(8,586,325)	107,783,585
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(16,467,615)	(11,036,039)
Net increase (decrease) in net assets resulting from operations	81,640,765	137,404,516

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(91,458,366)	(18,205,131)
Institutional Class	(24,853,675)	(4,445,067)
Net decrease in net assets resulting from distributions	(116,312,041)	(22,650,198)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	131,979,786	45,588,815
Total increase (decrease) in net assets	97,308,510	160,343,133
NET ASSETS:
Beginning of year	763,125,376	602,782,243
End of year	$860,433,886	$763,125,376

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	43

Statements of Changes in Net Assets (continued)

MATTHEWS JAPAN FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$4,106,754	$4,319,371
Net realized gain (loss) on investments and foreign currency related transactions	94,404,145	(7,950,666)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	5,826,512	108,256,039
Net increase (decrease) in net assets resulting from operations	104,337,411	104,624,744
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(5,179,986)	—
Institutional Class	(8,526,533)	—
Net decrease in net assets resulting from distributions	(13,706,519)	—
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(107,960,210)	(71,262,820)
Total increase (decrease) in net assets	(17,329,318)	33,361,924
NET ASSETS:
Beginning of year	655,498,009	622,136,085
End of year	$638,168,691	$655,498,009

MATTHEWS ASIAN GROWTH AND INCOME FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$5,215,335	$9,511,603
Net realized gain (loss) on investments and foreign currency related transactions	3,648,802	22,132,607
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	20,321,010	(18,480,251)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(964,462)	151,746
Net increase (decrease) in net assets resulting from operations	28,220,685	13,315,705
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(7,482,703)	(7,451,640)
Institutional Class	(2,391,045)	(4,542,858)
Net decrease in net assets resulting from distributions	(9,873,748)	(11,994,498)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(96,889,560)	(286,872,429)
Total increase (decrease) in net assets	(78,542,623)	(285,551,222)
NET ASSETS:
Beginning of year	324,463,684	610,014,906
End of year	$245,921,061	$324,463,684

See accompanying notes to financial statements.

44	MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

MATTHEWS ASIA DIVIDEND FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$12,068,323	$23,120,869
Net realized gain (loss) on investments and foreign currency related transactions	23,116,858	49,563,564
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,738,763	(16,269,332)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	269,386	8,537,307

Net increase (decrease) in net assets resulting from operations	42,193,330	64,952,408

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(9,139,456)	(5,562,611)
Institutional Class	(11,642,680)	(11,939,346)
Net decrease in net assets resulting from distributions	(20,782,136)	(17,501,957)

CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(463,837,924)	(847,146,823)

Total increase (decrease) in net assets	(442,426,730)	(799,696,372)

NET ASSETS:
Beginning of year	1,051,673,607	1,851,369,979
End of year	$609,246,877	$1,051,673,607

MATTHEWS CHINA DIVIDEND FUND	Year Ended December 31, 2024	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$2,538,656	$3,897,486
Net realized gain (loss) on investments and foreign currency related transactions	(28,253,558)	(18,837,805)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	37,946,302	(25,587,636)
Net increase (decrease) in net assets resulting from operations	12,231,400	(40,527,955)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(2,856,550)	(3,895,645)
Institutional Class	(1,100,711)	(2,282,770)
Net decrease in net assets resulting from distributions	(3,957,261)	(6,178,415)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(38,591,044)	(55,897,379)

Total increase (decrease) in net assets	(30,316,905)	(102,603,749)
NET ASSETS:
Beginning of year	118,681,918	221,285,667
End of year	$88,365,013	$118,681,918

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	45

Financial Highlights

Matthews Emerging Markets Equity Fund

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,				Period Ended Dec. 31, 2020[1]
INVESTOR CLASS	2024	2023	2022	2021
Net Asset Value, beginning of period	$11.86	$11.14	$14.34	$15.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.14	0.13	0.20	0.19	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.18	0.81	(3.20)	(0.31)	6.08
Total from investment operations	1.32	0.94	(3.00)	(0.12)	6.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.22)	(0.20)	(0.18)	—
Net realized gains on investments	—	—	—	(1.12)	(0.36)
Total distributions	(0.12)	(0.22)	(0.20)	(1.30)	(0.36)
Net Asset Value, end of period	$13.06	$11.86	$11.14	$14.34	$15.76
TOTAL RETURN[3]	11.13%	8.43%	(20.94%)	(0.60%)	61.23%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$9,791	$9,618	$10,111	$13,317	$9,851
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	2.45%	1.70%	1.58%	1.52%	2.76%[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.11%	1.12%	1.08%	1.13%	1.08%[5]
Ratio of net investment income (loss) to average net assets	1.13%	1.16%	1.46%	1.15%	0.45%[5]
Portfolio turnover[6]	215.17%	26.39%	63.08%	88.45%	62.30%[4]

	Year Ended Dec. 31,				Period Ended Dec. 31, 2020[1]
INSTITUTIONAL CLASS	2024	2023	2022	2021
Net Asset Value, beginning of period	$11.84	$11.13	$14.34	$15.77	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.17	0.17	0.23	0.22	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.18	0.79	(3.21)	(0.31)	6.11
Total from investment operations	1.35	0.96	(2.98)	(0.09)	6.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.25)	(0.23)	(0.22)	(0.02)
Net realized gains on investments	—	—	—	(1.12)	(0.36)
Total distributions	(0.15)	(0.25)	(0.23)	(1.34)	(0.38)
Net Asset Value, end of period	$13.04	$11.84	$11.13	$14.34	$15.77
TOTAL RETURN[3]	11.38%	8.63%	(20.81%)	(0.43%)	61.55%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,549	$11,284	$23,353	$36,240	$34,941
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	2.28%	1.51%	1.47%	1.38%	2.65%[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.90%	0.90%	0.90%	0.90%	0.90%[5]
Ratio of net investment income (loss) to average net assets	1.36%	1.45%	1.70%	1.33%	0.44%[5]
Portfolio turnover[6]	215.17%	26.39%	63.08%	88.45%	62.30%[4]

1	The Fund commenced operations on April 30, 2020.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

46	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews Emerging Markets Sustainable Future Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$12.54	$12.51	$15.37	$14.94	$11.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.02)	(0.02)	(0.05)	(0.07)	(0.01)

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.28)	0.99	(2.14)	1.85	4.72

Total from investment operations	(0.30)	0.97	(2.19)	1.78	4.71

LESS DISTRIBUTIONS FROM:

Net investment income	(0.31)	(0.25)	(0.04)	—	(0.01)

Net realized gains on investments	—	(0.69)	(0.63)	(1.35)	(0.84)

Total distributions	(0.31)	(0.94)	(0.67)	(1.35)	(0.85)

Net Asset Value, end of year	$11.93	$12.54	$12.51	$15.37	$14.94

TOTAL RETURN[2]	(2.46% )	7.83%	(14.38% )	11.76%	42.87%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$30,435	$38,176	$32,249	$39,612	$37,385

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.37%	1.23%	1.24%	1.20%	1.42%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.34%	1.23%	1.30%	1.40%	1.38%

Ratio of net investment income (loss) to average net assets	(0.17% )	(0.17% )	(0.41% )	(0.41% )	(0.08% )

Portfolio turnover[3]	58.51%	49.16%	31.53%	65.56%	84.60%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$12.55	$12.51	$15.38	$14.92	$11.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	— [4]	— [4]	(0.04)	(0.04)	0.01

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(0.29)	1.00	(2.14)	1.85	4.72

Total from investment operations	(0.29)	1.00	(2.18)	1.81	4.73

LESS DISTRIBUTIONS FROM:

Net investment income	(0.33)	(0.27)	(0.06)	—	(0.03)

Net realized gains on investments	—	(0.69)	(0.63)	(1.35)	(0.84)

Total distributions	(0.33)	(0.96)	(0.69)	(1.35)	(0.87)

Net Asset Value, end of year	$11.93	$12.55	$12.51	$15.38	$14.92

TOTAL RETURN[2]	(2.33% )	8.04%	(14.32% )	11.98%	43.13%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$182,576	$171,349	$140,059	$87,241	$50,642

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.28%	1.10%	1.11%	1.07%	1.29%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	1.10%	1.17%	1.20%	1.20%

Ratio of net investment income (loss) to average net assets	0.03%	(0.02% )	(0.29% )	(0.25% )	0.09%

Portfolio turnover[3]	58.51%	49.16%	31.53%	65.56%	84.60%

  1 Calculated using the average daily shares method.

  2 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  4 Less than $0.01 per share.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	47

 Financial Highlights (continued)

  Matthews Emerging Markets Small Companies Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$25.52	$23.08	$29.92	$25.93	$18.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.02)	— [2]	(0.06)	(0.17)	(0.02)

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(1.52)	4.58	(4.92)	5.90	7.92

Total from investment operations	(1.54)	4.58	(4.98)	5.73	7.90

LESS DISTRIBUTIONS FROM:

Net investment income	(0.76)	(0.41)	(0.09)	—	(0.05)

Net realized gains on investments	(0.15)	(1.73)	(1.77)	(1.74)	(0.02)

Total distributions	(0.91)	(2.14)	(1.86)	(1.74)	(0.07)

Net Asset Value, end of year	$23.07	$25.52	$23.08	$29.92	$25.93

TOTAL RETURN[3]	(6.07% )	19.88%	(16.84% )	22.14%	43.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$226,939	$287,674	$141,254	$176,723	$99,573

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.45%	1.49%	1.49%	1.51%	1.57%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.35%	1.34%	1.37%	1.36%	1.39%

Ratio of net investment income (loss) to average net assets	(0.06% )	(0.01% )	(0.24% )	(0.55% )	(0.11% )

Portfolio turnover[4]	43.13%	26.92%	27.85%	50.82%	111.87%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$25.49	$23.04	$29.87	$25.87	$18.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.04	0.04	— [2]	(0.10)	0.01

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(1.52)	4.58	(4.92)	5.88	7.91

Total from investment operations	(1.48)	4.62	(4.92)	5.78	7.92

LESS DISTRIBUTIONS FROM:

Net investment income	(0.82)	(0.44)	(0.14)	(0.04)	(0.09)

Net realized gains on investments	(0.15)	(1.73)	(1.77)	(1.74)	(0.02)

Total distributions	(0.97)	(2.17)	(1.91)	(1.78)	(0.11)

Net Asset Value, end of year	$23.04	$25.49	$23.04	$29.87	$25.87

TOTAL RETURN[3]	(5.84% )	20.12%	(16.66% )	22.39%	43.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$345,038	$327,724	$228,194	$221,286	$107,569

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.34%	1.38%	1.37%	1.38%	1.47%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	1.15%	1.15%	1.16%	1.20%

Ratio of net investment income (loss) to average net assets	0.14%	0.16%	(0.01% )	(0.34% )	0.08%

Portfolio turnover[4]	43.13%	26.92%	27.85%	50.82%	111.87%

  1 Calculated using the average daily shares method.

  2 Less than $0.01 per share.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

48	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews Asia Growth Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$21.19	$20.84	$31.99	$39.44	$28.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.13	0.03	(0.08)	(0.24)	(0.11)

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.60	0.70	(10.49)	(5.56)	13.16

Total from investment operations	1.73	0.73	(10.57)	(5.80)	13.05

LESS DISTRIBUTIONS FROM:

Net investment income	(0.53)	(0.38)	—	—	(0.15)

Net realized gains on investments	—	—	(0.58)	(1.65)	(1.56)

Total distributions	(0.53)	(0.38)	(0.58)	(1.65)	(1.71)

Net Asset Value, end of year	$22.39	$21.19	$20.84	$31.99	$39.44

TOTAL RETURN[2]	8.14%	3.53%	(33.12% )	(14.65% )	46.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$126,698	$162,263	$225,923	$568,001	$784,085

Ratio of expenses to average net assets	1.25%	1.13%	1.13%	1.07%	1.08%

Ratio of net investment income (loss) to average net assets	0.56%	0.13%	(0.32% )	(0.62% )	(0.35% )

Portfolio turnover[3]	184.44%	77.32%	47.48%	42.37%	42.78%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$21.46	$21.11	$32.33	$39.82	$28.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.18	0.07	(0.04)	(0.19)	(0.07)

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.59	0.70	(10.60)	(5.63)	13.30

Total from investment operations	1.77	0.77	(10.64)	(5.82)	13.23

LESS DISTRIBUTIONS FROM:

Net investment income	(0.55)	(0.42)	—	(0.02)	(0.19)

Net realized gains on investments	—	—	(0.58)	(1.65)	(1.56)

Total distributions	(0.55)	(0.42)	(0.58)	(1.67)	(1.75)

Net Asset Value, end of year	$22.68	$21.46	$21.11	$32.33	$39.82

TOTAL RETURN[2]	8.25%	3.69%	(32.99% )	(14.55% )	47.01%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$110,008	$209,009	$406,155	$1,186,769	$1,269,702

Ratio of expenses to average net assets	1.12%	0.98%	0.98%	0.92%	0.95%

Ratio of net investment income (loss) to average net assets	0.77%	0.31%	(0.15% )	(0.47% )	(0.23% )

Portfolio turnover[3]	184.44%	77.32%	47.48%	42.37%	42.78%

  1 Calculated using the average daily shares method.

  2 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	49

 Financial Highlights (continued)

  Matthews Pacific Tiger Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$18.62	$20.16	$27.54	$34.94	$28.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.16	0.10	0.09	0.06	0.10

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.48	(1.10)	(5.75)	(1.60)	8.10

Total from investment operations	0.64	(1.00)	(5.66)	(1.54)	8.20

LESS DISTRIBUTIONS FROM:

Net investment income	(0.59)	(0.54)	—	—	(0.08)

Net realized gains on investments	(0.99)	—	(1.72)	(5.86)	(1.92)

Total distributions	(1.58)	(0.54)	(1.72)	(5.86)	(2.00)

Net Asset Value, end of year	$17.68	$18.62	$20.16	$27.54	$34.94

TOTAL RETURN[2]	3.41%	(4.87% )	(20.73% )	(4.41% )	28.83%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$456,099	$707,717	$1,081,347	$1,835,266	$2,585,654

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.22%	1.12%	1.10%	1.06%	1.08%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.22%	1.12%	1.09%	1.03%	1.06%

Ratio of net investment income (loss) to average net assets	0.86%	0.49%	0.37%	0.17%	0.35%

Portfolio turnover[3]	386.73%	14.78%	5.61%	46.64%	38.11%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$18.61	$20.16	$27.50	$34.90	$28.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.18	0.13	0.11	0.11	0.13

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.48	(1.10)	(5.73)	(1.60)	8.11

Total from investment operations	0.66	(0.97)	(5.62)	(1.49)	8.24

LESS DISTRIBUTIONS FROM:

Net investment income	(0.61)	(0.58)	—	(0.05)	(0.13)

Net realized gains on investments	(0.99)	—	(1.72)	(5.86)	(1.92)

Total distributions	(1.60)	(0.58)	(1.72)	(5.91)	(2.05)

Net Asset Value, end of year	$17.67	$18.61	$20.16	$27.50	$34.90

TOTAL RETURN[2]	3.56%	(4.75% )	(20.62% )	(4.29% )	28.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$361,573	$1,221,317	$2,607,437	$5,357,198	$6,172,995

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.09%	0.99%	0.97%	0.92%	0.94%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%	0.98%	0.96%	0.90%	0.92%

Ratio of net investment income (loss) to average net assets	0.92%	0.66%	0.48%	0.30%	0.46%

Portfolio turnover[3]	386.73%	14.78%	5.61%	46.64%	38.11%

  1 Calculated using the average daily shares method.

  2 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

50	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews Asia Innovators Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024		2023	2022	2021	2020

Net Asset Value, beginning of year	$11.11		$11.31	$18.86	$26.70	$14.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.02)		(0.02)	(0.06)	(0.16)	(0.11)

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.85		(0.18)	(4.49)	(3.34)	12.71

Total from investment operations	1.83		(0.20)	(4.55)	(3.50)	12.60

LESS DISTRIBUTIONS FROM:

Net investment income	—		— [2]	—	—	—

Net realized gains on investments	—		—	(3.00)	(4.34)	(0.45)

Total distributions	—		— [2]	(3.00)	(4.34)	(0.45)

Net Asset Value, end of year	$12.94		$11.11	$11.31	$18.86	$26.70

TOTAL RETURN[3]	16.47%		(1.77% )	(24.80% )	(13.10% )	86.72%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$161,552		$177,070	$272,950	$465,207	$631,101

Ratio of expenses to average net assets	1.29%		1.15%	1.18%	1.09%	1.10%

Ratio of net investment income (loss) to average net assets	(0.18%	)	(0.21% )	(0.40% )	(0.59% )	(0.60% )

Portfolio turnover[4]	257.92%		248.19%	118.08%	220.45%	119.81%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024		2023	2022	2021	2020

Net Asset Value, beginning of year	$11.28		$11.49	$19.08	$26.91	$14.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.01)		(0.01)	(0.04)	(0.11)	(0.09)

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.88		(0.18)	(4.55)	(3.38)	12.81

Total from investment operations	1.87		(0.19)	(4.59)	(3.49)	12.72

LESS DISTRIBUTIONS FROM:

Net investment income	—		(0.02)	—	—	—

Net realized gains on investments	—		—	(3.00)	(4.34)	(0.45)

Total distributions	—		(0.02)	(3.00)	(4.34)	(0.45)

Net Asset Value, end of year	$13.15		$11.28	$11.49	$19.08	$26.91

TOTAL RETURN[3]	16.58%		(1.62% )	(24.73% )	(12.97% )	87.01%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$85,321		$135,882	$199,368	$930,562	$1,094,356

Ratio of expenses to average net assets	1.17%		1.02%	1.04%	0.93%	0.95%

Ratio of net investment income (loss) to average net assets	(0.05%	)	(0.11% )	(0.27% )	(0.43% )	(0.44% )

Portfolio turnover[4]	257.92%		248.19%	118.08%	220.45%	119.81%

  1 Calculated using the average daily shares method.

  2 Less than $0.01 per share.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	51

 Financial Highlights (continued)

  Matthews China Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$11.62	$14.50	$20.58	$27.00	$19.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.16	0.09	— [2]	0.03	0.05

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.92	(2.88)	(4.99)	(3.25)	8.17

Total from investment operations	2.08	(2.79)	(4.99)	(3.22)	8.22

LESS DISTRIBUTIONS FROM:

Net investment income	(0.26)	(0.09)	—	(0.05)	(0.06)

Net realized gains on investments	—	—	(1.09)	(3.15)	(0.28)

Total distributions	(0.26)	(0.09)	(1.09)	(3.20)	(0.34)

Net Asset Value, end of year	$13.44	$11.62	$14.50	$20.58	$27.00

TOTAL RETURN[3]	17.87%	(19.22% )	(24.40% )	(12.26% )	43.05%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$280,761	$300,132	$448,623	$710,844	$962,714

Ratio of expenses to average net assets	1.25%	1.15%	1.12%	1.06%	1.09%

Ratio of net investment income (loss) to average net assets	1.32%	0.65%	(0.01% )	0.13%	0.22%

Portfolio turnover[4]	49.99%	49.60%	49.38%	92.28%	52.64%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$11.60	$14.48	$20.53	$26.94	$19.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.21	0.11	0.01	0.10	0.09

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.87	(2.88)	(4.97)	(3.26)	8.15

Total from investment operations	2.08	(2.77)	(4.96)	(3.16)	8.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.11)	—	(0.10)	(0.10)

Net realized gains on investments	—	—	(1.09)	(3.15)	(0.28)

Total distributions	(0.26)	(0.11)	(1.09)	(3.25)	(0.38)

Net Asset Value, end of year	$13.42	$11.60	$14.48	$20.53	$26.94

TOTAL RETURN[3]	17.95%	(19.11% )	(24.31% )	(12.07% )	43.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$69,192	$148,327	$297,165	$630,966	$546,157

Ratio of expenses to average net assets	1.12%	1.01%	0.98%	0.91%	0.93%

Ratio of net investment income (loss) to average net assets	1.76%	0.82%	0.07%	0.38%	0.40%

Portfolio turnover[4]	49.99%	49.60%	49.38%	92.28%	52.64%

  1 Calculated using the average daily shares method.

  2 Less than $0.01 per share.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

52	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews China Small Companies Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$8.95	$11.11	$16.44	$19.86	$12.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.26	0.01	0.02	0.09	(0.03)

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.01)	(1.96)	(5.15)	(0.80)	10.42

Total from investment operations	0.25	(1.95)	(5.13)	(0.71)	10.39

LESS DISTRIBUTIONS FROM:

Net investment income	(0.12)	(0.21)	(0.20)	(0.12)	(0.13)

Net realized gains on investments	—	—	—	(2.59)	(3.24)

Total distributions	(0.12)	(0.21)	(0.20)	(2.71)	(3.37)

Net Asset Value, end of year	$9.08	$8.95	$11.11	$16.44	$19.86

TOTAL RETURN[2]	2.82%	(17.51% )	(31.26% )	(3.59% )	82.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$48,596	$66,174	$114,440	$218,398	$285,717

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.61%	1.55%	1.55%	1.48%	1.52%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.40%	1.41%	1.41%	1.43%	1.43%

Ratio of net investment income (loss) to average net assets	2.91%	0.09%	0.17%	0.44%	(0.14% )

Portfolio turnover[3]	54.39%	59.05%	59.00%	119.65%	152.86%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$8.94	$11.12	$16.47	$19.90	$12.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.27	0.04	0.06	0.13	0.04

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.01)	(1.98)	(5.17)	(0.80)	10.42

Total from investment operations	0.26	(1.94)	(5.11)	(0.67)	10.46

LESS DISTRIBUTIONS FROM:

Net investment income	(0.14)	(0.24)	(0.24)	(0.17)	(0.18)

Net realized gains on investments	—	—	—	(2.59)	(3.24)

Total distributions	(0.14)	(0.24)	(0.24)	(2.76)	(3.42)

Net Asset Value, end of year	$9.06	$8.94	$11.12	$16.47	$19.90

TOTAL RETURN[2]	2.97%	(17.37% )	(31.08% )	(3.35% )	82.89%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$15,796	$22,983	$40,322	$162,770	$98,052

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.50%	1.41%	1.38%	1.31%	1.37%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of net investment income (loss) to average net assets	3.03%	0.36%	0.47%	0.63%	0.20%

Portfolio turnover[3]	54.39%	59.05%	59.00%	119.65%	152.86%

  1 Calculated using the average daily shares method.

  2 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	53

 Financial Highlights (continued)

  Matthews India Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$26.37	$22.09	$28.17	$26.29	$23.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.13)	(0.01)	(0.12)	(0.11)	0.01

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.90	5.10	(2.58)	4.81	3.81

Total from investment operations	2.77	5.09	(2.70)	4.70	3.82

LESS DISTRIBUTIONS FROM:

Net investment income	— [2]	(0.51)	—	—	—

Net realized gains on investments	(3.81)	(0.30)	(3.38)	(2.82)	(0.80)

Total distributions	(3.81)	(0.81)	(3.38)	(2.82)	(0.80)

Net Asset Value, end of year	$25.33	$26.37	$22.09	$28.17	$26.29

TOTAL RETURN[3]	10.29%	23.10%	(9.92% )	18.11%	16.51%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$680,284	$614,103	$505,764	$635,067	$617,908

Ratio of expenses to average net assets	1.22%	1.14%	1.15%	1.10%	1.15%

Ratio of net investment income (loss) to average net assets	(0.45% )	(0.04% )	(0.45% )	(0.38% )	0.05%

Portfolio turnover[4]	82.99%	50.98%	41.35%	42.50%	57.38%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$26.93	$22.54	$28.64	$26.65	$23.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	(0.10)	0.02	(0.08)	(0.06)	0.05

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.97	5.21	(2.64)	4.87	3.85

Total from investment operations	2.87	5.23	(2.72)	4.81	3.90

LESS DISTRIBUTIONS FROM:

Net investment income	(0.04)	(0.54)	—	—	—

Net realized gains on investments	(3.81)	(0.30)	(3.38)	(2.82)	(0.80)

Total distributions	(3.85)	(0.84)	(3.38)	(2.82)	(0.80)

Net Asset Value, end of year	$25.95	$26.93	$22.54	$28.64	$26.65

TOTAL RETURN[3]	10.43%	23.32%	(9.83% )	18.28%	16.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$180,150	$149,023	$97,018	$128,708	$90,053

Ratio of expenses to average net assets	1.10%	1.01%	1.01%	0.96%	1.03%

Ratio of net investment income (loss) to average net assets	(0.33% )	0.07%	(0.31% )	(0.19% )	0.24%

Portfolio turnover[4]	82.99%	50.98%	41.35%	42.50%	57.38%

  1 Calculated using the average daily shares method.

  2 Less than $0.01 per share.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

54	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews Japan Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$17.58	$14.90	$22.09	$25.27	$21.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.11	0.09	0.07	0.09	0.07

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.77	2.59	(6.19)	(0.52)	6.25

Total from investment operations	2.88	2.68	(6.12)	(0.43)	6.32

LESS DISTRIBUTIONS FROM:

Net investment income	(0.43)	—	—	(0.24)	(0.13)

Net realized gains on investments	—	—	(1.07)	(2.51)	(2.43)

Total distributions	(0.43)	—	(1.07)	(2.75)	(2.56)

Net Asset Value, end of year	$20.03	$17.58	$14.90	$22.09	$25.27

TOTAL RETURN[2]	16.38%	17.99%	(27.85% )	(1.92% )	29.82%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$246,422	$239,578	$208,329	$373,739	$1,101,820

Ratio of expenses to average net assets	1.15%	1.09%	1.05%	0.95%	0.95%

Ratio of net investment income (loss) to average net assets	0.54%	0.58%	0.41%	0.38%	0.31%

Portfolio turnover[3]	88.02%	100.59%	83.38%	70.30%	62.03%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$17.63	$14.93	$22.13	$25.32	$21.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.13	0.12	0.09	0.05	0.05

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.77	2.58	(6.22)	(0.46)	6.29

Total from investment operations	2.90	2.70	(6.13)	(0.41)	6.34

LESS DISTRIBUTIONS FROM:

Net investment income	(0.44)	—	—	(0.27)	(0.14)

Net realized gains on investments	—	—	(1.07)	(2.51)	(2.43)

Total distributions	(0.44)	—	(1.07)	(2.78)	(2.57)

Net Asset Value, end of year	$20.09	$17.63	$14.93	$22.13	$25.32

TOTAL RETURN[2]	16.48%	18.08%	(27.84% )	(1.83% )	29.85%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$391,746	$415,920	$413,807	$1,170,380	$548,968

Ratio of expenses to average net assets	1.08%	1.02%	0.97%	0.89%	0.91%

Ratio of net investment income (loss) to average net assets	0.65%	0.71%	0.55%	0.22%	0.25%

Portfolio turnover[3]	88.02%	100.59%	83.38%	70.30%	62.03%

  1 Calculated using the average daily shares method.

  2 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	55

 Financial Highlights (continued)

  Matthews Asian Growth And Income Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$12.57	$12.50	$16.07	$18.05	$15.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.23	0.23	0.22	0.17	0.21

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.01	0.18	(3.17)	(0.17)	2 27

Total from investment operations	1.24	0.41	(2.95)	—	2.48

LESS DISTRIBUTIONS FROM:

Net investment income	(0.47)	(0.34)	(0.21)	(0.20)	(0.16)

Net realized gains on investments	—	—	(0.41)	(1.78)	— [2]

Total distributions	(0.47)	(0.34)	(0.62)	(1.98)	(0.16)

Net Asset Value, end of year	$13.34	$12.57	$12.50	$16.07	$18.05

TOTAL RETURN[3]	9.99%	3.33%	(18.43% )	0.04%	16.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$192,874	$244,698	$339,756	$541,744	$673,576

Ratio of expenses to average net assets	1.31%	1.15%	1.13%	1.07%	1.09%

Ratio of net investment income (loss) to average net assets	1.76%	1.78%	1.58%	0.91%	1.38%

Portfolio turnover[4]	15.96%	12.00%	13.16%	37.85%	36.27%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$12.54	$12.48	$16.04	$18.02	$15.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.25	0.24	0.24	0.20	0.23

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.00	0.18	(3.16)	(0.17)	2 27

Total from investment operations	1.25	0.42	(2.92)	0.03	2.50

LESS DISTRIBUTIONS FROM:

Net investment income	(0.49)	(0.36)	(0.23)	(0.23)	(0.18)

Net realized gains on investments	—	—	(0.41)	(1.78)	— [2]

Total distributions	(0.49)	(0.36)	(0.64)	(2.01)	(0.18)

Net Asset Value, end of year	$13.30	$12.54	$12.48	$16.04	$18.02

TOTAL RETURN[3]	10.09%	3.39%	(18.31% )	0.18%	16.18%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$53,047	$79,766	$270,259	$551,740	$822,179

Ratio of expenses to average net assets	1.18%	1.02%	1.01%	0.94%	0.96%

Ratio of net investment income (loss) to average net assets	1.92%	1.91%	1.71%	1.10%	1.51%

Portfolio turnover[4]	15.96%	12.00%	13.16%	37.85%	36.27%

  1 Calculated using the average daily shares method.

  2 Less than $0.01 per share.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

56	MATTHEWS ASIA FUNDS

 Financial Highlights (continued)

  Matthews Asia Dividend Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$13.70	$13.24	$18.94	$22.63	$17.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.22	0.19	0.13	0.18	0.15

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0 59	0.42	(5 72)	(0 81)	5 23

Total from investment operations	0.81	0.61	(5.59)	(0.63)	5.38

LESS DISTRIBUTIONS FROM:

Net investment income	(0.43)	(0.15)	(0.11)	(0.19)	(0.22)

Net realized gains on investments	—	—	—	(2.87)	—

Total distributions	(0.43)	(0.15)	(0.11)	(3.06)	(0.22)

Net Asset Value, end of year	$14.08	$13.70	$13.24	$18.94	$22.63

TOTAL RETURN[2]	5.92%	4.69%	(29.57% )	(2.83% )	31.25%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$271,633	$401,341	$602,694	$1,586,460	$2,292,262

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.20%	1.10%	1.10%	1.03%	1.03%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20%	1.10%	1.10%	1.02%	1.02%

Ratio of net investment income (loss) to average net assets	1.57%	1.43%	0.84%	0.80%	0.85%

Portfolio turnover[3]	16.81%	75.88%	50.75%	47.41%	37.73%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$13.68	$13.23	$18.94	$22.62	$17.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.23	0.21	0.14	0.21	0.16

Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.60	0.41	(5.72)	(0.80)	5.22

Total from investment operations	0.83	0.62	(5.58)	(0.59)	5.38

LESS DISTRIBUTIONS FROM:

Net investment income	(0.45)	(0.17)	(0.13)	(0.22)	(0.23)

Net realized gains on investments	—	—	—	(2.87)	—

Total distributions	(0.45)	(0.17)	(0.13)	(3.09)	(0.23)

Net Asset Value, end of year	$14.06	$13.68	$13.23	$18.94	$22.62

TOTAL RETURN[2]	6.05%	4.77%	(29.55% )	(2.67% )	31.29%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$337,614	$650,333	$1,248,676	$3,154,407	$2,908,674

Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.09%	0.99%	0.99%	0.92%	0.93%

Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%	0.99%	0.99%	0.91%	0.93%

Ratio of net investment income (loss) to average net assets	1.63%	1.55%	0.95%	0.93%	0.91%

Portfolio turnover[3]	16.81%	75.88%	50.75%	47.41%	37.73%

  1 Calculated using the average daily shares method.

  2 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

matthewsasia.com | 800.789.ASIA	57

 Financial Highlights (continued)

  Matthews China Dividend Fund

 The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,
INVESTOR CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$10.71	$14.00	$17.73	$19.64	$16.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.28	0.27	0.31	0.41	0.30

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.29	(3.12)	(3.27)	(0.48)	3.54

Total from investment operations	1.57	(2.85)	(2.96)	(0.07)	3.84

LESS DISTRIBUTIONS FROM:

Net investment income	(0.47)	(0.44)	(0.52)	(0.49)	(0.40)

Net realized gains on investments	—	—	(0.25)	(1.35)	—

Total distributions	(0.47)	(0.44)	(0.77)	(1.84)	(0.40)

Net Asset Value, end of year	$11.81	$10.71	$14.00	$17.73	$19.64

TOTAL RETURN[2]	14.94%	(20.67% )	(16.75% )	(0.49% )	24.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$65,699	$76,517	$137,066	$218,766	$269,192

Ratio of expenses to average net assets	1.32%	1.17%	1.20%	1.12%	1.15%

Ratio of net investment income (loss) to average net assets	2.53%	2.03%	2.12%	2.05%	1.79%

Portfolio turnover[3]	75.80%	27.30%	67.08%	68.25%	81.79%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2024	2023	2022	2021	2020

Net Asset Value, beginning of year	$10.70	$14.00	$17.72	$19.64	$16.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[1]	0.28	0.27	0.31	0.53	0.31

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.30	(3.11)	(3.24)	(0.58)	3.55

Total from investment operations	1.58	(2.84)	(2.93)	(0.05)	3.86

LESS DISTRIBUTIONS FROM:

Net investment income	(0.45)	(0.46)	(0.54)	(0.52)	(0.42)

Net realized gains on investments	—	—	(0.25)	(1.35)	—

Total distributions	(0.45)	(0.46)	(0.79)	(1.87)	(0.42)

Net Asset Value, end of year	$11.83	$10.70	$14.00	$17.72	$19.64

TOTAL RETURN[2]	15.07%	(20.58% )	(16.59% )	(0.38% )	24.37%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000’s)	$22,666	$42,165	$84,220	$131,395	$115,451

Ratio of expenses to average net assets	1.19%	1.04%	1.06%	0.97%	1.02%

Ratio of net investment income (loss) to average net assets	2.57%	2.09%	2.12%	2.65%	1.85%

Portfolio turnover[3]	75.80%	27.30%	67.08%	68.25%	81.79%

  1  Calculated using the average daily shares method.

  2  The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  3  The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

  See accompanying notes to financial statements.

58	MATTHEWS ASIA FUNDS

Notes to Financial Statements

1.	ORGANIZATION

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024, the Trust issued twenty-five separate series of shares. This shareholder report pertains to thirteen of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund. Each Fund, offers two classes of shares: Investor Class and Institutional Class. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. The other twelve separate series of the Trust are Exchange Traded Funds and are covered in a separate shareholder report.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment advisor (the “investment advisor”), to make fair valuation determinations under adopted procedures, subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

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Notes to Financial Statements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Levels for Multi-Country Funds (1 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of December 31, 2024.

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$—	$—	$—
Brazil	639,664	1,116,953	—	—
Chile	—	531,636	3,758,029	—
China/Hong Kong	1,059,722	26,130,549	52,186,049	20,352,104
India	1,486,737	4,251,227	6,465,350	5,783,292
Indonesia	165,909	—	—	—
Mexico	114,367	—	2,251,809	—
Philippines	295,188	2,224,279	5,892,297	2,452,422
Poland	—	2,181,608	—	—
Singapore	310,033	—	—	14,672,212
South Africa	163,387	5,874,989	12,662,922	—
South Korea	218,195	—	—	2,477,652
Taiwan	499,847	2,301,746	—	3,269,447
Turkey	—	4,141,937	10,172,784	—
United States	—	5,273,971	—	—

Sub-total	4,953,049	54,028,895	93,389,240	49,007,129
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	—	9,478,858
Bangladesh	—	1,235,736	3,488,509	—
Brazil	—	9,257,953	36,168,029	—
Chile	—	—	6,628,403	—
China/Hong Kong	4,635,141	45,313,954	69,001,192	34,622,714
India	3,330,328	43,893,586	143,077,225	27,857,621
Indonesia	342,941	3,905,784	7,528,729	2,319,211
Jordan	—	2,170,363	—	—
Japan	—	—	—	67,109,574
Philippines	—	—	9,932,440	—
Poland	—	4,251,258	11,689,853	—
Romania	—	3,709,821	—	—
Saudi Arabia	—	2,330,168	10,678,365	—
South Africa	316,611	—	9,976,868	—
South Korea	1,905,038	5,649,106	48,776,335	10,742,256
Taiwan	4,881,075	31,843,315	84,312,701	30,315,980
Thailand	181,016	—	3,737,398	2,528,546
United Arab Emirates	357,226	—	—	—
Vietnam	348,458	2,743,949	34,370,017	3,154,265
Sub-total	16,297,834	156,304,993	479,366,064	188,129,025
Preferred Equities:
South Korea	—	3,463,937	—	—
Level 3: Significant Observable Inputs
Common Equities:
India	—	—	3,708,973	—
Russia	1,130	—	18,513	—
Sub-total	1,130	—	3,727,486	—
Total Market Value of Investments	$21,252,013	$213,797,825	$576,482,790	$237,136,154

60	MATTHEWS ASIA FUNDS

Notes to Financial Statements (continued)

Levels for Multi-Country Funds (2 of 2):

Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of December 31, 2024.

	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund	Matthews Asian Growth and Income Fund	Matthews Asia Dividend Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Brazil	$—	$—	$—	$—
China/Hong Kong	17,400,432	32,075,440	15,383,142	13,404,314
India	14,583,270	9,507,236	3,056,125	—
Indonesia	8,297.117	—	—	—
Philippines	6,813,967	—	4,192,514	—
Singapore	14,967,631	19,542,761	—	—
South Korea	4,029,242	4,120,239	—	—
Taiwan	13,117,088	3,430,204	—	—
United States	—	—	3,964,928	—
Sub-total	79,208,747	68,675,880	26,596,709	13,404,314
Level 2: Other Significant Observable Inputs
Convertible Corporate Bonds[a]	—	—	20,046,185	—
Common Equities:
Australia	—	—	—	52,990,704
China/Hong Kong	256,576,717	55,467,527	72,671,423	151,072,019
France	—	—	7,081,698	—
India	139,658,889	47,645,505	38,945,560	58,604,567
Indonesia	6,501,205	2,443,778	3,515,138	9,269,001
Japan	—	—	—	188,091,363
Macau	4,074,927	—	—	—
Malaysia	22,296,436	—	—	—
Singapore	25,831,849	—	12,417,975	19,674,030
South Korea	60,625,094	13,883,750	17,609,780	37,630,348
Taiwan	186,358,106	49,737,383	35,464,860	61,087,272
Thailand	10,812,934	—	8,307,440	11,868,867
Vietnam	23,298,820	4,492,078	—	—
Sub-total	736,034,977	173,670,021	216,060,059	590,287,991
Level 3: Other Significant Observable Inputs
Convertible Corporate Bonds[a]	—	—	3,417,600	—
Total Market Value of Investments	$815,243,724	$242,345,901	$246,074,368	$603,692,305

a	Industry, countries, or security types are disclosed on the Schedule of Investments.

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Notes to Financial Statements (continued)

Levels for Single Country Funds:

Summary of inputs used to determine the fair valuation of the single country Funds’ investments as of December 31, 2024.

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund	Matthews Japan Fund	Matthews China Dividend Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Communication Services	$1,413,290	$1,190,760	$—	$—	$922,640
Consumer Discretionary	22,875,283	3,993,098	19,069,416	—	5,513,056
Consumer Staples	—	—	16,668,162	—	—
Financials	—	—	4,375,687	—	—
Health Care	—	879,849	—	—	—
Industrials	10,249,957	1,822,716	—	—	1,265,161
Information Technology	—	1,196,599	3,783,249	—	—
Real Estate	7,630,603	—	—	—	422,665
Sub-total	42,169,133	9,083,022	43,896,514	—	8,123,522
Level 2: Other Significant Observable Inputs
Common Equities:
Communication Services	46,743,341	2,893,491	24,715,822	30,176,797	9,206,813
Consumer Discretionary	74,891,736	8,747,314	128,428,718	129,957,779	22,322,738
Consumer Staples	25,079,640	5,389,264	42,641,056	34,703,447	9,741,761
Energy	12,889,913	2,051,540	30,234,012	—	4,498,479
Financials	78,073,535	1,447,593	282,816,300	101,536,763	12,712,944
Health Care	8,679,460	3,540,506	100,539,692	38,024,216	3,255,040
Industrials	23,950,471	12,402,889	68,857,162	165,904,735	11,305,957
Information Technology	16,390,259	6,589,704	129,919,782	87,120,571	3,600,737
Materials	6,769,995	2,176,480	19,358,907	38,587,713	1,977,597
Real Estate	8,771,400	8,574,896	10,953,050	9,327,286	643,932
Utilities	—	1,077,755	6,170,265	—	—
Sub-total	302,239,570	54,891,432	844,634,766	635,339,307	79,265,998
Total Market Value of Investments	$344,408,703	$63,974,454	$888,531,280	$635,339,307	$87,389,520

62	MATTHEWS ASIA FUNDS

Notes to Financial Statements (continued)

Changes in the Balances of Level 3 Securities:

The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asian Growth and Income Fund
	Common Equities — Russia	Common Equities— Russia and India	Common Equities— Taiwan**
Balance as of 12/31/23 (market value)	$1,875	$25,119	$—

Accrued discounts/premiums	—	—	—

Realized gain/(loss)	(1,345,058)	(3,316,395)	—

Change in unrealized appreciation/(depreciation)	1,677,557	4,227,037	39,485

Purchases	—	3,990,026	3,378,115

Sales	(333,244)	(1,198,301)	—

Transfers in to Level 3	—	—	—

Transfer out of Level 3	—	—	—
Balance as of 12/31/24 (market value)	$1,130	$3,727,486	$3,417,600
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 12/31/24*	($308)	($286,084)	$39,485

*	Included in the related amounts on the Statements of Operations.
**

Level 3 security consists of fixed income positions valued using broker quotes where the unobservable inputs were not readily available as well as the fair value of immaterial securities developed using various valuation techniques and unobservable inputs.

C.

RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).

Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.

Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.

Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.

The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In

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Notes to Financial Statements (continued)

order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.

Due to the Russian invasion of Ukraine, sanctions have since been imposed on Russia and certain of its citizens and financial infrastructure entities, including the exclusion of Russia from the SWIFT global payments network. As a result of these sanctions and countermeasures by Russia, the sale and/or purchase of Russian securities to/by US persons is prohibited and sales of certain Russian securities to non-US persons may also be prohibited. Due to these measures, Russian and Russian-related securities have since suffered significant declines in value. The ongoing conflict has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of December 31, 2024, the Russian positions held across the Matthews Asia Funds have been valued near zero.

Recently, the war among Israel, Hamas and other militant groups in the Middle East has increased tensions in the region and has caused and could continue to cause market disruptions in the Middle East and globally. The conflict between Israel, Hamas and other militant groups and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.

The current political climate has intensified concerns about trade tariffs and a potential trade war between the United States and certain foreign countries, including China, Mexico and Canada, among others. These consequences may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.

D.

DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Growth and Income Fund and Matthews China Dividend Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. It is the policy of Matthews Asia Dividend Fund to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income and capital gains, if any, once annually in December. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

The tax character of distributions paid for the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

YEAR ENDED DECEMBER 31, 2024	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions

Matthews Emerging Markets Equity Fund	$235,633	$—	$235,633
Matthews Emerging Markets Sustainable Future Fund	6,083,699	—	6,083,699
Matthews Emerging Markets Small Companies Fund	19,674,680	3,645,052	23,319,732
Matthews Asia Growth Fund	5,653,873	—	5,653,873
Matthews Pacific Tiger Fund	26,865,309	44,615,214	71,480,523
Matthews Asia Innovators Fund	—	—	—
Matthews China Fund	6,669,399	—	6,669,399
Matthews China Small Companies Fund	914,744	—	914,744
Matthews India Fund	41,604,228	74,707,813	116,312,041
Matthews Japan Fund	13,706,519	—	13,706,519
Matthews Asian Growth and Income Fund	9,873,748	—	9,873,748
Matthews Asia Dividend Fund	20,782,136	—	20,782,136
Matthews China Dividend Fund	3,957,261	—	3,957,261

YEAR ENDED DECEMBER 31, 2023	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions

Matthews Emerging Markets Equity Fund	$422,432	$—	$422,432
Matthews Emerging Markets Sustainable Future Fund	7,022,135	8,301,672	15,323,807
Matthews Emerging Markets Small Companies Fund	9,668,640	39,323,118	48,991,758

64	MATTHEWS ASIA FUNDS

Notes to Financial Statements (continued)

YEAR ENDED DECEMBER 31, 2023	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions

Matthews Asia Growth Fund	$7,189,167	$—	$7,189,167
Matthews Pacific Tiger Fund	64,358,726	—	64,358,726
Matthews Asia Innovators Fund	290,255	—	290,255
Matthews China Fund	4,081,170	—	4,081,170
Matthews China Small Companies Fund	2,172,164	—	2,172,164
Matthews India Fund	14,188,398	8,461,800	22,650,198
Matthews Japan Fund	—	—	—
Matthews Asian Growth and Income Fund	11,994,498	—	11,994,498
Matthews Asia Dividend Fund	17,501,957	—	17,501,957
Matthews China Dividend Fund	6,178,415	—	6,178,415

E.

INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

F.

FUND EXPENSE ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Estimated expenses are accrued daily. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

G.

CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian based on the BBH Overdraft Base Rate which are set daily reflecting BBH’s effective trading rate in the relevant local money markets on each day. In markets where a true money market rate is not available, or is not reflective of the market, the BBH Treasury Group sets overdraft rates on a market-by-market basis, taking into consideration market standards and conditions.

QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.

H.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
MATTHEWS EMERGING MARKETS EQUITY FUND
Investor Class
Shares sold	143,359	$1,892,747	130,199	$1,517,088
Shares issued through reinvestment of distributions	6,628	87,020	14,802	172,882
Shares redeemed	(211,480)	(2,606,505)	(241,424)	(2,808,019)
Net (decrease)	(61,493)	($626,738)	(96,423)	($1,118,049)
Institutional Class
Shares sold	137,621	$1,769,524	135,272	$1,568,754
Shares issued through reinvestment of distributions	6,100	79,915	11,876	138,360
Shares redeemed	(134,669)	(1,717,448)	(1,291,280)	(15,062,357)
Net increase (decrease)	9,052	$131,991	(1,144,132)	($13,355,243)

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Notes to Financial Statements (continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND
Investor Class
Shares sold	928,223	$11,648,615	1,400,341	$18,501,952
Shares issued through reinvestment of distributions	65,502	795,850	218,988	2,728,585
Shares redeemed	(1,486,308)	(18,617,584)	(1,153,317)	(15,028,964)
Net increase (decrease)	(492,583)	($6,173,119)	466,012	$6,201,573
Institutional Class
Shares sold	9,979,586	$125,858,709	9,725,550	$127,823,168
Shares issued through reinvestment of distributions	410,482	4,991,456	934,309	11,650,833
Shares redeemed	(8,741,529)	(110,186,332)	(8,197,384)	(106,508,110)
Net increase	1,648,539	$20,663,833	2,462,475	$32,965,891
MATTHEWS EMERGING MARKETS SMALL COMPANIES FUND
Investor Class
Shares sold	3,698,179	$94,253,921	6,657,405	$171,573,564
Shares issued through reinvestment of distributions	333,450	7,769,393	805,324	20,414,960
Shares redeemed	(5,466,917)	(139,234,040)	(2,312,400)	(59,107,206)
Net increase (decrease)	(1,435,288)	($37,210,726)	5,150,329	$132,881,318
Institutional Class
Shares sold	7,501,357	$191,699,784	6,161,600	$158,396,820
Shares issued through reinvestment of distributions	533,807	12,416,358	932,178	23,593,436
Shares redeemed	(5,911,848)	(149,551,127)	(4,141,488)	(105,630,589)
Net increase	2,123,316	$54,565,015	2,952,290	$76,359,667
MATTHEWS ASIA GROWTH FUND
Investor Class
Shares sold	264,283	$5,956,539	681,889	$14,671,656
Shares issued through reinvestment of distributions	126,778	2,861,381	133,749	2,784,644
Shares redeemed	(2,388,317)	(54,099,225)	(4,000,268)	(83,059,590)
Net (decrease)	(1,997,256)	($45,281,305)	(3,184,630)	($65,603,290)
Institutional Class
Shares sold	1,527,974	$36,614,751	2,171,266	$46,938,027
Shares issued through reinvestment of distributions	109,830	2,510,712	183,188	3,861,598
Shares redeemed	(6,527,082)	(154,607,377)	(11,858,416)	(250,750,018)
Net (decrease)	(4,889,278)	($115,481,914)	(9,503,962)	($199,950,393)
MATTHEWS PACIFIC TIGER FUND
Investor Class
Shares sold	1,027,680	$19,372,843	2,622,151	$53,264,269
Shares issued through reinvestment of distributions	2,132,857	37,815,556	1,153,844	20,936,017
Shares redeemed	(15,368,461)	(288,531,112)	(19,399,003)	(376,726,108)
Net (decrease)	(12,207,924)	($231,342,713)	(15,623,008)	($302,525,822)
Institutional Class
Shares sold	4,749,881	$86,916,077	28,865,705	$594,631,720
Shares issued through reinvestment of distributions	1,514,828	26,842,743	2,010,240	36,465,745
Shares redeemed	(51,438,276)	(949,694,514)	(94,570,201)	(1,825,016,435)
Net (decrease)	(45,173,567)	($835,935,694)	(63,694,256)	($1,193,918,970)

66	MATTHEWS ASIA FUNDS

Notes to Financial Statements (continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
MATTHEWS ASIA INNOVATORS FUND
Investor Class
Shares sold	1,077,439	$13,591,330	3,379,530	$39,588,998
Shares issued through reinvestment of distributions	—	—	259	2,861
Shares redeemed	(4,527,072)	(55,282,951)	(11,577,974)	(127,586,880)
Net (decrease)	(3,449,633)	($41,691,621)	(8,198,185)	($87,995,021)
Institutional Class
Shares sold	2,128,947	$27,106,961	6,073,905	$71,458,317
Shares issued through reinvestment of distributions	—	—	25,503	285,889
Shares redeemed	(7,686,101)	(99,827,933)	(11,400,103)	(126,539,681)
Net (decrease)	(5,557,154)	($72,720,972)	(5,300,695)	($54,795,475)
MATTHEWS CHINA FUND
Investor Class
Shares sold	5,921,496	$75,138,585	5,405,372	$76,137,353
Shares issued through reinvestment of distributions	379,988	5,129,835	205,358	2,318,493
Shares redeemed	(11,234,607)	(145,778,194)	(10,724,293)	(141,161,279)
Net (decrease)	(4,933,123)	($65,509,774)	(5,113,563)	($62,705,433)
Institutional Class
Shares sold	4,565,009	$58,922,209	8,772,746	$124,615,158
Shares issued through reinvestment of distributions	74,507	1,004,354	140,159	1,579,591
Shares redeemed	(12,271,306)	(148,376,198)	(16,651,610)	(207,963,225)
Net (decrease)	(7,631,790)	($88,449,635)	(7,738,705)	($81,768,476)
MATTHEWS CHINA SMALL COMPANIES FUND
Investor Class
Shares sold	1,019,072	$9,022,730	1,298,646	$14,331,798
Shares issued through reinvestment of distributions	71,741	649,260	175,856	1,551,048
Shares redeemed	(3,133,436)	(27,578,547)	(4,378,721)	(44,437,991)
Net (decrease)	(2,042,623)	($17,906,557)	(2,904,219)	($28,555,145)
Institutional Class
Shares sold	308,056	$2,735,197	1,047,082	$11,271,484
Shares issued through reinvestment of distributions	26,069	235,401	66,880	589,214
Shares redeemed	(1,163,142)	(10,165,517)	(2,169,833)	(21,888,754)
Net (decrease)	(829,017)	($7,194,919)	(1,055,871)	($10,028,056)
MATTHEWS INDIA FUND
Investor Class
Shares sold	5,375,139	$153,175,576	3,919,696	$95,491,976
Shares issued through reinvestment of distributions	3,442,382	88,469,225	676,925	17,586,533
Shares redeemed	(5,246,861)	(149,171,404)	(4,205,352)	(99,370,862)
Net increase	3,570,660	$92,473,397	391,269	$13,707,647
Institutional Class
Shares sold	2,911,836	$84,634,955	2,213,514	$55,491,165
Shares issued through reinvestment of distributions	731,248	19,253,756	136,550	3,622,667
Shares redeemed	(2,233,545)	(64,382,322)	(1,121,111)	(27,232,664)
Net increase	1,409,539	$39,506,389	1,228,953	$31,881,168

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Notes to Financial Statements (continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS JAPAN FUND

Investor Class

Shares sold	1,425,500	$28,152,106	2,053,466	$33,532,012

Shares issued through reinvestment of distributions	243,615	4,830,876	—	—

Shares redeemed	(2,992,018)	(59,492,843)	(2,411,922)	(39,284,868)

Net (decrease)	(1,322,903)	($26,509,861)	(358,456)	($5,752,856)

Institutional Class

Shares sold	5,776,600	$111,153,410	9,113,265	$148,126,179

Shares issued through reinvestment of distributions	393,020	7,817,165	—	—

Shares redeemed	(10,253,471)	(200,420,924)	(13,244,007)	(213,636,143)

Net (decrease)	(4,083,851)	($81,450,349)	(4,130,742)	($65,509,964)

MATTHEWS ASIAN GROWTH AND INCOME FUND

Investor Class

Shares sold	893,144	$11,696,428	1,396,555	$17,652,386

Shares issued through reinvestment of distributions	564,400	7,308,243	578,586	7,288,561

Shares redeemed	(6,458,924)	(84,369,208)	(9,682,174)	(123,004,211)

Net (decrease)	(5,001,380)	($65,364,537)	(7,707,033)	($98,063,264)

Institutional Class

Shares sold	476,913	$6,143,750	3,200,353	$41,505,777

Shares issued through reinvestment of distributions	160,776	2,076,320	329,356	4,177,281

Shares redeemed	(3,010,146)	(39,745,093)	(18,830,714)	(234,492,223)

Net (decrease)	(2,372,457)	($31,525,023)	(15,301,005)	($188,809,165)

MATTHEWS ASIA DIVIDEND FUND

Investor Class

Shares sold	591,004	$8,372,594	1,959,768	$26,746,118

Shares issued through reinvestment of distributions	625,799	8,872,118	411,838	5,421,653

Shares redeemed	(11,223,224)	(157,833,314)	(18,593,714)	(249,195,190)

Net (decrease)	(10,006,421)	($140,588,602)	(16,222,108)	($217,027,419)

Institutional Class

Shares sold	4,950,779	$68,541,744	8,552,111	$116,613,098

Shares issued through reinvestment of distributions	683,231	9,674,343	812,192	10,685,012

Shares redeemed	(29,156,275)	(401,465,409)	(56,199,056)	(757,417,514)

Net (decrease)	(23,522,265)	($323,249,322)	(46,834,753)	($630,119,404)

MATTHEWS CHINA DIVIDEND FUND

Investor Class

Shares sold	750,302	$8,551,057	1,208,680	$17,048,437

Shares issued through reinvestment of distributions	244,048	2,716,128	313,080	3,747,677

Shares redeemed	(2,576,274)	(28,427,413)	(4,169,134)	(51,639,118)

Net (decrease)	(1,581,924)	($17,160,228)	(2,647,374)	($30,843,004)

Institutional Class

Shares sold	680,494	$7,500,460	1,693,605	$23,175,473

Shares issued through reinvestment of distributions	96,489	1,073,303	183,645	2,193,203

Shares redeemed	(2,802,328)	(30,004,579)	(3,953,406)	(50,423,051)

Net (decrease)	(2,025,345)	($21,430,816)	(2,076,156)	($25,054,375)

68	MATTHEWS ASIA FUNDS

Notes to Financial Statements (continued)

4.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Matthews, a registered investment advisor under the Investment Advisors Act of 1940, as amended, provides the Funds with investment management services. Pursuant to the prior Investment Advisory Agreement dated August 13, 2004, as amended (the “Prior Advisory Agreement”) and the current Investment Advisory Agreement dated February 1, 2016, as amended (the “Current Advisory Agreement,” and together with the Prior Advisory Agreement, the “Advisory Agreement”), the Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under the Advisory Agreement each of the Funds, other than Matthews Emerging Markets Small Companies Fund and Matthews China Small Companies Fund (the “Family-Priced Funds”), pays Matthews 0.75% of their aggregate average daily net assets up to $2 billion, 0.6834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.65% of their aggregate average daily net assets over $5 billion up to $25 billion, 0.64% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.63% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.62% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.61% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.60% of their aggregate average daily net assets over $45 billion. Effective January 1, 2024, each of the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund pays Matthews a fee equal to 0.85% of its average daily net assets. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily net asset value for the month.

Pursuant to a fee waiver letter agreement, effective as of September 1, 2014, between the Trust, on behalf of the Family-Priced Funds, and Matthews (as amended from time to time, the “Fee Waiver Agreement”), for each Family-Priced Fund, Matthews has agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Administration and Shareholder Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates that otherwise would be applied for calculating fees payable under the Advisory Agreement and the Administration and Shareholder Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%.

Investment advisory fees charged, waived fees and reimbursed additional expenses for the year ended December 31, 2024, were as follows:

		Advisory Fees
		Waived and
		Expenses Waived or
		Reimbursed in
		Excess of the	Net Advisory Fee/
	Gross Advisory Fees	Expense Limitation	(Net Reimbursement)

Matthews Emerging Markets Equity Fund	$152,211	($293,266)	($141,055)
Matthews Emerging Markets Sustainable Future Fund	1,667,625	(266,556)	1,401,069
Matthews Emerging Markets Small Companies Fund	5,744,492	(1,016,563)	4,727,929
Matthews Asia Growth Fund	2,284,080	—	2,284,080
Matthews Pacific Tiger Fund	8,404,958	—	8,404,958
Matthews Asia Innovators Fund	2,120,749	—	2,120,749
Matthews China Fund	2,898,939	—	2,898,939
Matthews China Small Companies Fund	636,433	(173,139)	463,294
Matthews India Fund	6,263,691	—	6,263,691
Matthews Japan Fund	4,786,521	—	4,786,521
Matthews Asian Growth and Income Fund	2,051,952	—	2,051,952
Matthews Asia Dividend Fund	5,326,071	—	5,326,071
Matthews China Dividend Fund	706,808	—	706,808

Under a written agreement between the Funds and Matthews (the “Operating Expense Agreement”), Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For all Funds, except the Matthews Emerging Markets Equity Fund, the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.20% for the Institutional Class. For the Matthews Emerging Markets Equity Fund, this level is 0.90% for the Institutional Class. For the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.15% for the Institutional Class. Matthews agrees to reduce the expense ratio for the Investor Class by waiving an equal amount of non-class specific expenses (e.g., custody fees) as the Institutional Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because class specific expenses may be waived solely for the Institutional Class, total annual Fund expenses for the Investor Class may exceed 1.20% (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Small Companies Fund). In turn, if the expenses of a Fund, fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount of the recoupment available not to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will continue through April 30, 2026, may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

Waived Fees Subject to Possible Future Recoupment:

On December 31, 2024, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expired December 31,	Expiring December 31,

	2024	2025	2026	2027

Matthews Emerging Markets Equity Fund	$248,206	$263,291	$143,956	$293,266
Matthews Emerging Markets Sustainable Future Fund	—	—	—	266,556
Matthews Emerging Markets Small Companies Fund	638,812	647,978	960,093	1,016,563
Matthews China Small Companies Fund	309,590	388,736	200,612	173,139

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Notes to Financial Statements (continued)

The Funds have an Administration and Shareholder Services Agreement dated August 13, 2004, as amended (the “Shareholder Services Agreement” or “Services Agreement”), in which the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of each Fund in aggregate, computed and prorated on a daily basis. Under the Shareholder Services Agreement, the Funds in the aggregate pay Matthews 0.25% of their aggregate average daily net assets up to $2 billion, 0.1834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.15% of their aggregate average daily net assets over $5 billion up to $7.5 billion, 0.125% of their aggregate average daily net assets over $7.5 billion up to $15 billion, 0.11% of their aggregate average daily net assets over $15 billion up to $22.5 billion, 0.10% of their aggregate average daily net assets over $22.5 billion up to $25 billion, 0.09% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.08% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.07% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.06% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.05% of their aggregate average daily net assets over $45 billion.

Administration and shareholder servicing fees charged, for the year ended December 31, 2024, were as follows:

		Administration and
	Gross	Shareholder	Net
	Administration and	Servicing Fees	Administration and
	Shareholder	Waived in Excess of	Shareholder
	Servicing Fees	Expense Limitation	Servicing Fees

Matthews Emerging Markets Equity Fund	$43,209	$—	$43,209
Matthews Emerging Markets Sustainable Future Fund	473,297	—	473,297
Matthews Emerging Markets Small Companies Fund	1,356,763	—	1,356,763
Matthews Asia Growth Fund	647,222	—	647,222
Matthews Pacific Tiger Fund	2,380,031	—	2,380,031
Matthews Asia Innovators Fund	601,415	—	601,415
Matthews China Fund	821,954	—	821,954
Matthews China Small Companies Fund	150,167	—	150,167
Matthews India Fund	1,777,957	—	1,777,957
Matthews Japan Fund	1,357,808	—	1,357,808
Matthews Asian Growth and Income Fund	581,770	—	581,770
Matthews Asia Dividend Fund	1,509,258	—	1,509,258
Matthews China Dividend Fund	200,404	—	200,404

In addition to the fees paid to the Funds’ transfer agent, the Funds bear the cost of fees paid to certain service providers or intermediaries, including supermarkets, which provide transfer agency, record-keeping and shareholder servicing to certain shareholders. These fees are referred to as intermediary service fees on the Statements of Assets and Liabilities as well as the Statements of Operations. Additional information concerning these services and fees is contained in the Funds’ prospectuses.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar. Total fees accrued by the Funds for administration and accounting services for the year ended December 31, 2024 were as follows:

Administration and
Accounting fees

Matthews Emerging Markets Equity Fund	$1,720
Matthews Emerging Markets Sustainable Future Fund	18,847
Matthews Emerging Markets Small Companies Fund	54,066
Matthews Asia Growth Fund	25,831
Matthews Pacific Tiger Fund	95,093
Matthews Asia Innovators Fund	23,976
Matthews China Fund	32,777
Matthews China Small Companies Fund	5,990
Matthews India Fund	70,787
Matthews Japan Fund	54,110
Matthews Asian Growth and Income Fund	23,202
Matthews Asia Dividend Fund	60,241
Matthews China Dividend Fund	7,992

70	MATTHEWS ASIA FUNDS

Notes to Financial Statements (continued)

As of December 31, 2024, Matthews and its affiliates held significant shares in the Funds as follows:

	Shares held by Matthews	Percentage of
	and its Affiliates	Outstanding Shares

Matthews Emerging Markets Equity Fund	477,145	28%

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Funds paid the Independent Trustees $1,038,765 in aggregate for regular compensation during the year ended December 31, 2024.

5.	INVESTMENTS

The value of investment transactions made for affiliated and unaffiliated holdings for the year ended December 31, 2024 were as follows:

		Proceeds from
	Unaffiliated Purchases	Unaffiliated Sales

Matthews Emerging Markets Equity Fund	$43,010,904	$44,372,870
Matthews Emerging Markets Sustainable Future Fund	138,649,234	136,293,081
Matthews Emerging Markets Small Companies Fund	291,371,204	296,453,221
Matthews Asia Growth Fund	584,224,741	750,161,587
Matthews Pacific Tiger Fund	4,571,826,777	5,749,624,423
Matthews Asia Innovators Fund	746,613,836	867,705,778
Matthews China Fund	202,078,076	372,475,076
Matthews China Small Companies Fund	40,112,817	64,572,398
Matthews India Fund	745,507,336	767,834,068
Matthews Japan Fund	586,442,976	690,097,434
Matthews Asian Growth and Income Fund	45,342,128	141,054,581
Matthews Asia Dividend Fund	125,453,317	628,090,340
Matthews China Dividend Fund	73,248,420	113,031,665

6.	SEGMENT REPORTING

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ investment advisor, Matthews International Capital Management, LLC, acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

7.	INCOME TAX INFORMATION

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2024. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Notes to Financial Statements (continued)

As of December 31, 2024, the components of accumulated earnings/deficit on tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards

Matthews Emerging Markets Equity Fund	$—	$—	($5,447,927)
Matthews Emerging Markets Sustainable Future Fund	—	—	(5,877,158)
Matthews Emerging Markets Small Companies Fund	5,528,616	—	(94,551,055)
Matthews Asia Growth Fund	—	—	(159,746,597)
Matthews Pacific Tiger Fund	—	17,004,947	—
Matthews Asia Innovators Fund	—	—	(355,014,599)
Matthews China Fund	5,913,432	—	(377,273,494)
Matthews China Small Companies Fund	1,158,138	—	(157,699,300)
Matthews India Fund	—	10,996,130	—
Matthews Japan Fund	9,335,892	—	(99,291,762)
Matthews Asian Growth and Income Fund	1,748,724	—	(29,061,030)
Matthews Asia Dividend Fund	251,849	—	(308,935,875)
Matthews China Dividend Fund	950,806	—	(84,769,393)

	Late Year Losses*	Other Temporary Differences	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/Deficit

Matthews Emerging Markets Equity Fund	($4,087)	$—	($648,367)	($6,100,381)
Matthews Emerging Markets Sustainable Future Fund	(792,390)	—	(13,557,627)	(20,227,175)

Matthews Emerging Markets Small Companies Fund	(6,841,539)	—	(6,097,002)	(101,960,980)
Matthews Asia Growth Fund	(3,089,930)	—	19,630,831	(143,205,696)

Matthews Pacific Tiger Fund	(619,783)	—	(33,386,472)	(17,001,308)
Matthews Asia Innovators Fund	(240,739)	—	20,647,271	(334,608,067)

Matthews China Fund	(4,257)	—	(81,089,486)	(452,453,805)
Matthews China Small Companies Fund	(2,027,765)	—	(745,297)	(159,314,224)

Matthews India Fund	(5,912,022)	—	107,741,850	112,825,958
Matthews Japan Fund	—	—	91,571,752	1,615,882

Matthews Asian Growth and Income Fund	—	—	10,505,500	(16,806,806)
Matthews Asia Dividend Fund	—	—	(32,065,868)	(340,749,894)

Matthews China Dividend Fund	(166,894)	—	5,608,523	(78,376,958)

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
**

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark to market adjustments.

As of December 31, 2024, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration

	Short-term	Long-term
	Losses	Losses	Total

Matthews Emerging Markets Equity Fund	$2,276,220	$3,171,707	$5,447,927
Matthews Emerging Markets Sustainable Future Fund	—	5,877,158	5,877,158

Matthews Emerging Markets Small Companies Fund	2,571,530	91,979,525	94,551,055
Matthews Asia Growth Fund	118,768,347	40,978,250	159,746,597

Matthews Asia Innovators Fund	138,975,415	216,039,184	355,014,599
Matthews China Fund	113,699,784	263,573,710	377,273,494

Matthews China Small Companies Fund	57,612,282	100,087,018	157,699,300
Matthews Japan Fund	99,291,762	—	99,291,762

Matthews Asian Growth and Income Fund	12,282,637	16,778,393	29,061,030
Matthews Asia Dividend Fund	308,935,875	—	308,935,875

Matthews China Dividend Fund	29,622,473	55,146,920	84,769,393

72	MATTHEWS ASIA FUNDS

Notes to Financial Statements (continued)

The following Funds utilized capital loss carryforwards in the current year:

Utilized Capital Loss Carryforwards

Matthews Emerging Markets Equity Fund	$1,483,954
Matthews Asia Growth Fund	31,361,679
Matthews Pacific Tiger Fund	136,707,674
Matthews Asia Innovators Fund	43,455,727
Matthews Japan Fund	82,790,789
Matthews Asia Dividend Fund	16,078,641

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to investments in PFICs, non-deductible expenses, foreign currency reclassification, NOL (net operating loss) adjustments, capital gains tax, distributions in excess of current earnings and profits, re-characterization of distributions, investment in swaps, adjustments on distributions related to taxable spinoffs and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase/ (Decrease) Paid-in-Capital	Increase/(Decrease) Total Distributable Earnings/(Accumulated Loss)

Matthews Emerging Markets Equity Fund	($12,400)	$12,400
Matthews Emerging Markets Sustainable Future Fund	(93,714)	93,714
Matthews Asia Growth Fund	(672,611)	672,611
Matthews Pacific Tiger Fund	(18,677,568)	18,677,568
Matthews Asia Innovators Fund	(4,248,186)	4,248,186
Matthews India Fund	6,578,371	(6,578,371)

As of December 31, 2024, the tax cost of investments, including derivatives, and the related net unrealized appreciation and depreciation were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Matthews Emerging Markets Equity Fund	$21,815,354	$1,802,972	($2,366,313)	($563,341)
Matthews Emerging Markets Sustainable Future Fund	224,236,444	33,217,245	(43,655,864)	(10,438,619)
Matthews Emerging Markets Small Companies Fund	572,483,369	130,039,669	(126,040,248)	3,999,421
Matthews Asia Growth Fund	216,527,623	35,050,212	(14,441,681)	20,608,531
Matthews Pacific Tiger Fund	846,964,820	55,951,980	(87,673,076)	(31,721,096)
Matthews Asia Innovators Fund	219,429,096	41,152,748	(18,235,943)	22,916,805
Matthews China Fund	425,498,698	45,287,932	(126,377,927)	(81,089,995)
Matthews China Small Companies Fund	64,722,873	9,696,241	(10,444,660)	(748,419)
Matthews India Fund	736,384,240	190,438,680	(38,291,640)	152,147,040
Matthews Japan Fund	543,768,543	105,073,043	(13,502,279)	91,570,764
Matthews Asian Growth and Income Fund	234,125,512	52,614,269	(40,665,413)	11,948,856
Matthews Asia Dividend Fund	633,294,700	64,981,742	(94,584,137)	(29,602,395)
Matthews China Dividend Fund	81,781,539	13,988,201	(8,380,220)	5,607,981

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Notes to Financial Statements (continued)

8.	REORGANIZATION FEES

On October 31, 2024, the Board of Trustees approved calling a special meeting of the shareholders of the Matthews Asian Growth and Income Fund (the “Target Fund”) to vote on the proposed reorganization (the “Reorganization”) of the Target Fund into the Matthews Emerging Markets Equity Fund (the “Acquiring Fund”). As of December 31, 2024, the Target Fund and the Acquiring Fund incurred $222,500 and $17,220, respectively, in expenses related to the Reorganization and Matthews International Capital Management, LLC incurred $86,694, including an additional advisory fee reimbursement of $17,220, related to the Reorganization.

9.	SUBSEQUENT EVENTS

On February 19, 2025, the shareholders of the Matthews Asian Growth and Income Fund approved the reorganization of the Fund into the Matthews Emerging Markets Equity Fund. Matthews estimates that the reorganization will occur on or around March 14, 2025.

74	MATTHEWS ASIA FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Matthews International Funds and Shareholders of Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (thirteen of the funds constituting Matthews International Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian

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and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, CA

February 27, 2025

We have served as the auditor of one or more investment companies in Matthews International Funds since 2007.

76	MATTHEWS ASIA FUNDS

Tax Information (unaudited)

For shareholders who do not have a December 31, 2024 tax year-end, this notice is for informational purposes. For the period January 1, 2024 to December 31, 2024, the Funds report the following items with regard to distributions paid during the period. All reports are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

1.	Qualified Dividend Income

The Funds report a portion of the ordinary income distributed during the year ended December 31, 2024 as Qualified Dividend Income (“QDI”) as defined in the Internal Revenue code as follows:

QDI Portion

Matthews Emerging Markets Equity Fund	100.00%
Matthews Emerging Markets Sustainable Future Fund	30.44%

Matthews Emerging Markets Small Companies Fund	36.39%
Matthews Asia Growth Fund	87.39%

Matthews Pacific Tiger Fund	97.43%
Matthews Asia Innovators Fund	0.00%

Matthews China Fund	100.00%
Matthews China Small Companies Fund	43.56%

Matthews India Fund	15.03%
Matthews Japan Fund	79.31%

Matthews Asian Growth and Income Fund	70.01%
Matthews Asia Dividend Fund	84.19%

Matthews China Dividend Fund	86.39%

2.	Dividends Received Deduction

The Funds report a Dividend Received Deduction pursuant to Section 854 of the Internal Revenue Code for the year ended December 31, 2024 as follows:

Matthews Emerging Markets Equity Fund	2.81%
Matthews Emerging Markets Sustainable Future Fund	1.44%

Matthews Emerging Markets Small Companies Fund	0.00%
Matthews Asia Growth Fund	0.00%

Matthews Pacific Tiger Fund	2.42%
Matthews Asia Innovators Fund	0.00%

Matthews China Fund	0.31%
Matthews China Small Companies Fund	0.00%

Matthews India Fund	0.06%
Matthews Japan Fund	0.00%

Matthews Asian Growth and Income Fund	2.38%
Matthews Asia Dividend Fund	1.10%

Matthews China Dividend Fund	0.75%

3.	Long-Term Capital Gain Distributions

The Funds report Long-Term Capital Gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2024 as follows:

Long-Term Capital Gains

Matthews Emerging Markets Equity Fund	$—
Matthews Emerging Markets Sustainable Future Fund	—

Matthews Emerging Markets Small Companies Fund	3,645,052
Matthews Asia Growth Fund	—

Matthews Pacific Tiger Fund	44,615,214
Matthews Asia Innovators Fund	—

Matthews China Fund	—
Matthews China Small Companies Fund	—

Matthews India Fund	74,707,813
Matthews Japan Fund	—

Matthews Asian Growth and Income Fund	—
Matthews Asia Dividend Fund	—

Matthews China Dividend Fund	—

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Tax Information (unaudited) (continued)

4.	Foreign Taxes Paid

The Funds have elected to pass through to their shareholders the foreign taxes paid for year ended December 31, 2024 as follows:

	Foreign Source Income	Foreign Taxes Paid/(Credit)

Matthews Emerging Markets Equity Fund	$463,943	$49,942
Matthews Emerging Markets Sustainable Future Fund	3,183,771	389,774
Matthews Emerging Markets Small Companies Fund	15,805,271	934,984
Matthews Asia Growth Fund	6,738,251	815,966
Matthews Pacific Tiger Fund	27,432,334	3,610,685
Matthews Asia Innovators Fund	3,509,483	—
Matthews China Fund	11,599,389	838,520
Matthews China Small Companies Fund	3,251,683	81,269
Matthews India Fund	7,804,917	1,859,012
Matthews Japan Fund	12,336,306	1,233,631
Matthews Asian Growth and Income Fund	9,484,056	806,908
Matthews Asia Dividend Fund	22,109,849	1,962,122
Matthews China Dividend Fund	3,887,926	244,225

5.	Qualified Interest Income

The Funds report a portion of the net income dividends distributed during the year ended December 31, 2024, as Qualified Interest Income (QII), as defined in the Internal Revenue Code as follows:

QII Portion

Matthews Emerging Markets Equity Fund	12.96%
Matthews Emerging Markets Sustainable Future Fund	0.85%
Matthews Emerging Markets Small Companies Fund	0.44%
Matthews Asia Growth Fund	2.68%
Matthews Pacific Tiger Fund	4.93%
Matthews Asia Innovators Fund	0.00%
Matthews China Fund	1.07%
Matthews China Small Companies Fund	1.62%
Matthews India Fund	4.18%
Matthews Japan Fund	2.72%
Matthews Asian Growth and Income Fund	2.49%
Matthews Asia Dividend Fund	1.44%
Matthews China Dividend Fund	2.99%

6.	Qualified Short-Term Capital Gain Dividends

The Funds designate a portion of the short term capital gain dividends distributed during the year ended December 31, 2024, as Qualified Short-Term Gain, as defined in the Internal Revenue Code as follows:

Short-Term Gains

Matthews Emerging Markets Equity Fund	0.00%
Matthews Emerging Markets Sustainable Future Fund	0.00%
Matthews Emerging Markets Small Companies Fund	0.00%
Matthews Asia Growth Fund	0.00%
Matthews Pacific Tiger Fund	0.00%
Matthews Asia Innovators Fund	0.00%
Matthews China Fund	0.00%
Matthews China Small Companies Fund	0.00%
Matthews India Fund	100.00%
Matthews Japan Fund	0.00%
Matthews Asian Growth and Income Fund	0.00%
Matthews Asia Dividend Fund	0.00%
Matthews China Dividend Fund	0.00%

78	MATTHEWS ASIA FUNDS

Matthews Asia Funds

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

800.789.ASIA

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

ACCOUNT SERVICES

Matthews Asia Funds

P.O. Box 534475

Pittsburgh, PA 15253-4475

800.789.ASIA

LEGAL COUNSEL

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

ADMINISTRATOR &

TRANSFER AGENT

BNY Mellon

301 Bellevue Parkway

Wilmington, DE 19809

P.O. Box 534475 | Pittsburgh, PA 15253-4475 | matthewsasia.com | 800.789.ASIA (2742)

Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine

Matthews Asia Funds are distributed in Latin America by Picton S. A.

N-CSR-MF-1224

Matthews Asia Active ETFs | Financial Statements and Other Information

December 31, 2024 | matthewsasia.com

Matthews Emerging Markets Equity Active ETF (MEM)
Matthews Emerging Markets ex China Active ETF (MEMX)
Matthews Emerging Markets Sustainable Future Active ETF (EMSF)
Matthews Emerging Markets Discovery Active ETF (MEMS)*
Matthews Pacific Tiger Active ETF (ASIA)
Matthews Asia Innovators Active ETF (MINV)
Matthews China Active ETF (MCH)
Matthews China Discovery Active ETF (MCHS)*
Matthews India Active ETF (INDE)
Matthews Japan Active ETF (JPAN)
Matthews Korea Active ETF (MKOR)
Matthews Asia Dividend Active ETF (ADVE)

'24

Listed on the NYSE Arca

*Listed on NASDAQ

Matthews Emerging Markets Equity Active ETF	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 95.6%

	Shares	Value

TAIWAN: 24.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	152,000	$4,984,063

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,546	1,095,280

MediaTek, Inc.	24,000	1,035,855

Hon Hai Precision Industry Co., Ltd.	138,000	774,512

Delta Electronics, Inc.	49,000	643,429

Elite Material Co., Ltd.	33,000	622,062

Realtek Semiconductor Corp.	32,000	554,408

Cathay Financial Holding Co., Ltd.	256,000	533,325

Alchip Technologies, Ltd.	5,000	500,237

Quanta Computer, Inc.	51,000	446,461

Wiwynn Corp.	5,000	399,579

CTBC Financial Holding Co., Ltd.	327,000	389,992

Total Taiwan		11,979,203

CHINA/HONG KONG: 23.8%

Tencent Holdings, Ltd.	55,700	2,990,094

Alibaba Group Holding, Ltd.	98,300	1,042,736

Meituan Class Bb,c,d	35,100	685,467

PetroChina Co., Ltd. H Shares	820,000	644,984

China Construction Bank Corp. H Shares	727,000	606,461

DiDi Global, Inc. ADR[c]	131,511	601,005

China Life Insurance Co., Ltd. H Shares	292,000	551,826

China Merchants Bank Co., Ltd. A Shares	101,800	544,949

KE Holdings, Inc. ADR	28,964	533,517

Ping An Insurance Group Co. of China, Ltd. H Shares	87,000	515,754

China Overseas Property Holdings, Ltd.	760,000	500,930

PDD Holdings, Inc. ADR[c]	5,090	493,679

China International Capital Corp., Ltd. H Shares[b,d]	226,800	374,304

Trip.com Group, Ltd. ADR[c]	5,053	346,939

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	8,000	277,872

Wuliangye Yibin Co., Ltd. A Shares	13,200	251,792

JD.com, Inc. ADR	7,239	250,976

New China Life Insurance Co., Ltd. H Shares	81,900	248,822

Midea Group Co., Ltd. A Shares	2,600	26,639

Total China/Hong Kong		11,488,746

INDIA: 22.0%

ICICI Bank, Ltd. ADR	48,276	1,441,521

HDFC Bank, Ltd. ADR	19,166	1,223,941

Zomato, Ltd.[c]	328,269	1,066,128

Bharti Airtel, Ltd.	54,425	1,009,339

Infosys, Ltd. ADR	35,747	783,574

Tata Consultancy Services, Ltd.	15,115	722,932

Swiggy, Ltd.[c,e]	108,782	687,275

Indian Hotels Co., Ltd.	65,080	667,077

Mahindra & Mahindra, Ltd.	18,580	652,604

Lupin, Ltd.	22,229	611,641

Shriram Finance, Ltd.	14,426	486,825

Max Financial Services, Ltd.[c]	27,345	355,779

JSW Energy, Ltd.	47,335	355,315

Reliance Industries, Ltd.	20,312	288,367

TVS Motor Co., Ltd.	9,356	258,833

Total India		10,611,151

	Shares	Value

SOUTH KOREA: 10.0%
SK Hynix, Inc.	8,768	$1,035,733
Samsung Electronics Co., Ltd.	27,574	996,459
KB Financial Group, Inc.	10,883	612,846
Samsung Fire & Marine Insurance Co., Ltd.	2,509	610,995
SK Telecom Co., Ltd.	13,555	508,261
Coupang, Inc.[c]	22,217	488,330
Samsung Biologics Co., Ltd.[b,c,d]	521	335,855
Classys, Inc.	7,985	258,455

Total South Korea		4,846,934

BRAZIL: 2.9%
Itau Unibanco Holding SA ADR	88,130	437,125
NU Holdings, Ltd. Class Ac	37,373	387,184
WEG SA	39,100	333,985
MercadoLibre, Inc.[c]	140	238,061

Total Brazil		1,396,355

INDONESIA: 2.5%
PT Telekomunikasi Indonesia Persero Tbk	2,607,900	439,106
PT Bank Rakyat Indonesia Persero Tbk	1,526,100	386,859
PT Bank Central Asia Tbk	607,100	364,939

Total Indonesia		1,190,904

SOUTH AFRICA: 2.3%
Nedbank Group, Ltd.	25,600	382,182
Capitec Bank Holdings, Ltd.	2,138	355,125
Shoprite Holdings, Ltd.	22,729	354,727

Total South Africa		1,092,034

UNITED ARAB EMIRATES: 1.7%
Emaar Properties PJSC	230,601	806,747

Total United Arab Emirates		806,747

VIETNAM: 1.6%
FPT Corp.	84,295	504,414
Military Commercial Joint Stock Bank	280,405	276,169

Total Vietnam		780,583

SINGAPORE: 1.5%
Grab Holdings, Ltd. Class Ac	153,685	725,393

Total Singapore		725,393

PHILIPPINES: 1.0%
Bank of the Philippine Islands	230,830	486,840

Total Philippines		486,840

THAILAND: 0.9%
CP ALL Public Co., Ltd.	262,500	427,057

Total Thailand		427,057

MEXICO: 0.6%
Grupo Financiero Banorte SAB de CV Class O	42,100	271,255

Total Mexico		271,255

TOTAL COMMON EQUITIES		46,103,202

(Cost $42,166,168)

1

Matthews Emerging Markets Equity Active ETF	December 31, 2024

Schedule of Investments[a] (continued)

SHORT-TERM INVESTMENTS: 3.6%

	Shares	Value

MONEY MARKET FUNDS: 3.6%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[f]	1,740,694	$1,740,694

(Cost $1,740,694)

TOTAL INVESTMENTS: 99.2%		47,843,896

(Cost $43,906,862)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		390,310

NET ASSETS: 100.0%		$48,234,206

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $1,395,626, which is 2.89% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	As of December 31, 2024, 64,106 shares of Swiggy, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 10, 2025.

f	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

PJSC	Public Joint Stock Co.

See accompanying notes to financial statements.

2

Matthews Emerging Markets ex China Active ETF	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 93.3%

	Shares	Value

INDIA: 22.8%
ICICI Bank, Ltd. ADR	39,696	$1,185,323
HDFC Bank, Ltd. ADR	17,616	1,124,958
Reliance Industries, Ltd.	49,046	696,301
Shriram Finance, Ltd.	19,626	662,305
Bharti Airtel, Ltd.	34,122	632,810
Indian Hotels Co., Ltd.	52,723	540,416
Infosys, Ltd. ADR	23,395	512,818
Zomato, Ltd.[b]	147,429	478,809
Lupin, Ltd.	17,363	477,751
Mahindra & Mahindra, Ltd.	13,367	469,503
MakeMyTrip, Ltd.[b]	3,882	435,871
Sun Pharmaceutical Industries, Ltd.	19,000	418,632
JSW Energy, Ltd.	46,024	345,474
Tata Consultancy Services, Ltd.	6,253	299,073
Bandhan Bank, Ltd.[c,d]	142,722	265,160
Swiggy, Ltd.[b]	17,510	110,627

Total India		8,655,831

TAIWAN: 22.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,131	5,358,101
Hon Hai Precision Industry Co., Ltd.	129,000	724,001
Realtek Semiconductor Corp.	35,000	606,384
Elite Material Co., Ltd.	29,000	546,661
MediaTek, Inc.	12,000	517,928
Delta Electronics, Inc.	31,000	407,067
Quanta Computer, Inc.	38,000	332,657

Total Taiwan		8,492,799

SOUTH KOREA: 9.0%
Samsung Electronics Co., Ltd.	33,442	1,208,514
SK Hynix, Inc.	5,895	696,356
KB Financial Group, Inc.	9,834	553,774
Hyundai Motor Co.	2,678	385,651
BGF Retail Co., Ltd.	4,569	318,122
SK Telecom Co., Ltd.	7,240	271,472

Total South Korea		3,433,889

BRAZIL: 5.3%
WEG SA	49,400	421,965
NU Holdings, Ltd. Class Ab	36,504	378,182
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	24,400	349,539
Petroleo Brasileiro SA ADR	26,790	344,520
MercadoLibre, Inc.[b]	155	263,568
Vale SA ADR	29,168	258,720

Total Brazil		2,016,494

UNITED ARAB EMIRATES: 5.0%
Emaar Properties PJSC	224,407	785,078
ADNOC Drilling Co. PJSC	324,879	471,435
Talabat Holding PLC[b]	898,084	342,309
Abu Dhabi Islamic Bank PJSC	75,203	282,954

Total United Arab Emirates		1,881,776

PHILIPPINES: 3.3%
Bank of the Philippine Islands	269,340	568,061
International Container Terminal Services, Inc.	57,930	386,567

	Shares	Value
SM Investments Corp.	19,350	$300,729

Total Philippines		1,255,357

UNITED STATES: 3.1%
Globant SAb	2,556	548,057
Freeport-McMoRan, Inc.	9,408	358,257
PriceSmart, Inc.	3,106	286,280

Total United States		1,192,594

MALAYSIA: 3.1%
IHH Healthcare BHD	367,600	600,130
Hong Leong Bank BHD	128,800	592,223

Total Malaysia		1,192,353

SINGAPORE: 3.1%
DFI Retail Group Holdings, Ltd.	208,710	482,120
Grab Holdings, Ltd. Class Ab	78,706	371,492
Sea, Ltd. ADR[b]	3,108	329,759

Total Singapore		1,183,371

INDONESIA: 3.1%
PT Indosat Tbk	4,289,300	660,917
PT Bank Central Asia Tbk	842,100	506,202

Total Indonesia		1,167,119

PERU: 2.5%
Credicorp, Ltd.	3,630	665,452
Cia de Minas Buenaventura SAA ADR	23,347	268,957

Total Peru		934,409

VIETNAM: 2.4%
FPT Corp.	85,998	514,605
Asia Commercial Bank JSC	388,200	392,998

Total Vietnam		907,603

SOUTH AFRICA: 1.9%
Capitec Bank Holdings, Ltd.	2,719	451,631
Shoprite Holdings, Ltd.	17,889	279,190

Total South Africa		730,821

MEXICO: 1.5%
Gentera SAB de CV	317,200	370,704
Wal-Mart de Mexico SAB de CV	80,800	213,301

Total Mexico		584,005

SAUDI ARABIA: 1.1%
Al Rajhi Bank	15,812	398,099

Total Saudi Arabia		398,099

POLAND: 1.0%
InPost SAb	22,601	386,389

Total Poland		386,389

CHILE: 1.0%
Banco de Chile ADR	16,668	378,030

Total Chile		378,030

3

Matthews Emerging Markets ex China Active ETF	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

THAILAND: 0.9%
CP ALL Public Co., Ltd.	214,800	$349,454

Total Thailand		349,454

TURKEY: 0.8%
BIM Birlesik Magazalar AS	19,237	287,517

Total Turkey		287,517

TOTAL COMMON EQUITIES		35,427,910

(Cost $33,550,579)

SHORT-TERM INVESTMENTS: 8.8%

MONEY MARKET FUNDS: 8.8%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[e]	3,326,561	3,326,561

(Cost $3,326,561)

TOTAL INVESTMENTS: 102.1%		38,754,471
(Cost $36,877,140)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (2.1%)		(791,924)

NET ASSETS: 100.0%		$37,962,547

[a]	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

[b]	Non-income producing security.

[c]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $265,160, which is 0.70% of net assets.

[d]	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

[e]	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

PJSC	Public Joint Stock Co.

See accompanying notes to financial statements.

4

Matthews Emerging Markets Sustainable Future Active ETF	December 31, 2024

Schedule of Investments

COMMON EQUITIES: 98.9%

	Shares	Value

CHINA/HONG KONG: 35.6%
Meituan Class Ba,b,c	84,800	$1,656,056
JD Health International, Inc.[a,b,c]	326,300	1,180,367
Full Truck Alliance Co., Ltd. ADR	108,612	1,175,182
Legend Biotech Corp. ADR[b]	30,333	987,036
Hong Kong Exchanges & Clearing, Ltd.	14,800	561,672
Contemporary Amperex Technology Co., Ltd. A Shares	14,100	510,876
Airtac International Group	17,000	437,646
Flat Glass Group Co., Ltd. H Shares	253,000	355,661
Medlive Technology Co., Ltd.[a,c]	263,500	336,501
Lam Research Corp.	4,410	318,534
Zhihu, Inc. ADR[b]	84,514	299,180
Silergy Corp.	20,000	246,153
Ginlong Technologies Co., Ltd. A Shares	24,400	202,970
Kanzhun, Ltd. ADR[b]	14,021	193,490
Centre Testing International Group Co., Ltd. A
Shares	95,900	163,309

Total China/Hong Kong		8,624,633

INDIA: 24.8%
Bandhan Bank, Ltd.[a,c]	841,866	1,564,085
Shriram Finance, Ltd.	27,600	931,399
Indus Towers, Ltd.[b]	207,899	830,006
Mahindra & Mahindra, Ltd.	19,419	682,074
Inox Wind, Ltd.[b]	272,617	576,416
Phoenix Mills, Ltd.	26,648	508,596
Swiggy, Ltd.[b]	71,467	451,522
Marico, Ltd.	33,698	251,710
UNO Minda, Ltd.	16,904	207,949

Total India		6,003,757

TAIWAN: 12.9%
Elite Material Co., Ltd.	39,000	735,165
Taiwan Semiconductor Manufacturing Co., Ltd.	19,000	623,008
Andes Technology Corp.[b]	39,000	493,084
Poya International Co., Ltd.	20,180	305,613
M31 Technology Corp.	11,800	271,025
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,247	246,270
AURAS Technology Co., Ltd.	11,000	225,472
AP Memory Technology Corp.	15,000	144,809
Sporton International, Inc.	15,000	94,709

Total Taiwan		3,139,155

BRAZIL: 4.1%
YDUQS Participacoes SA	302,600	418,791
B3 SA - Brasil Bolsa Balcao	243,700	407,097
NU Holdings, Ltd. Class Ab	16,988	175,996

Total Brazil		1,001,884

SOUTH KOREA: 3.9%
Samsung SDI Co., Ltd.	2,605	437,956
Eugene Technology Co., Ltd.	13,993	297,511
Solus Advanced Materials Co., Ltd.	18,925	105,414
Ecopro BM Co., Ltd.[b]	996	74,354
Advanced Nano Products Co., Ltd.	618	24,432

Total South Korea		939,667

	Shares	Value

POLAND: 3.6%
InPost SAb	32,231	$551,025
Jeronimo Martins SGPS SA	17,072	326,160

Total Poland		877,185

SOUTH AFRICA: 2.8%
Nedbank Group, Ltd.	45,036	672,342

Total South Africa		672,342

UNITED STATES: 2.3%
Micron Technology, Inc.	6,647	559,412

Total United States		559,412

SAUDI ARABIA: 2.0%
Saudi Tadawul Group Holding Co.	8,501	490,503

Total Saudi Arabia		490,503

INDONESIA: 1.7%
PT Bank Rakyat Indonesia Persero Tbk	1,603,300	406,428

Total Indonesia		406,428

ROMANIA: 1.6%
Banca Transilvania SA	70,999	398,962

Total Romania		398,962

JORDAN: 1.4%
Hikma Pharmaceuticals PLC	13,943	348,022

Total Jordan		348,022

CHILE: 0.7%
Aguas Andinas SA Class A	578,621	174,251

Total Chile		174,251

TURKEY: 0.7%
Ford Otomotiv Sanayi AS	6,495	172,108

Total Turkey		172,108

PHILIPPINES: 0.7%
Security Bank Corp.	113,440	170,616

Total Philippines		170,616

VIETNAM: 0.1%
Nam Long Investment Corp.	12,200	17,497

Total Vietnam		17,497

TOTAL COMMON EQUITIES		23,996,422

(Cost $23,729,569)

PREFERRED EQUITIES: 0.2%

SOUTH KOREA: 0.2%
Samsung SDI Co., Ltd., Pfd.	607	60,158

Total South Korea		60,158

TOTAL PREFERRED EQUITIES		60,158

(Cost $107,514)

5

Matthews Emerging Markets Sustainable Future Active ETF	December 31, 2024

Schedule of Investments (continued)

SHORT-TERM INVESTMENTS: 1.2%

	Shares	Value

MONEY MARKET FUNDS: 1.2%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[d]	289,121	$289,121

(Cost $289,121)

TOTAL INVESTMENTS: 100.3%		24,345,701
(Cost $24,126,204)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.3%)		(84,336)

NET ASSETS: 100.0%		$24,261,365

[a]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $4,737,009, which is 19.52% of net assets.

[b]	Non-income producing security.

[c]	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

[d]	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

Pfd.	Preferred

See accompanying notes to financial statements.

6

Matthews Emerging Markets Discovery Active ETF	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 96.7%

	Shares	Value

INDIA: 26.7%
Bandhan Bank, Ltd.[b,c]	566,650	$1,052,767
Shriram Finance, Ltd.	15,931	537,613
Radico Khaitan, Ltd.	14,337	436,388
Cartrade Tech, Ltd.[d]	20,555	356,701
Phoenix Mills, Ltd.	17,822	340,146
Inox Wind, Ltd.[d]	155,742	329,298
Finolex Cables, Ltd.	23,822	328,891
UNO Minda, Ltd.	25,417	312,674
Rainbow Children’s Medicare, Ltd.	11,178	195,786
Action Construction Equipment, Ltd.	10,112	178,042
Bharti Hexacom, Ltd.	7,999	136,120
Barbeque Nation Hospitality, Ltd.[d]	26,029	133,939
Zinka Logistics Solutions, Ltd.[d,e]	19,123	105,486
Shankara Building Products, Ltd.	10,611	85,748

Total India		4,529,599

CHINA/HONG KONG: 23.4%
Legend Biotech Corp. ADR[d]	17,905	582,629
Full Truck Alliance Co., Ltd. ADR	48,188	521,394
Silergy Corp.	28,000	344,614
Medlive Technology Co., Ltd.[b,c]	249,500	318,622
Zhihu, Inc. ADR[d]	81,579	288,790
Flat Glass Group Co., Ltd. H Shares	165,000	231,953
Proya Cosmetics Co., Ltd. A Shares	19,800	228,435
Xtep International Holdings, Ltd.	280,500	203,660
Tongcheng Travel Holdings, Ltd.[c]	82,800	193,997
Airtac International Group	7,000	180,207
Ever Sunshine Services Group, Ltd.[c]	662,000	166,183
Ginlong Technologies Co., Ltd. A Shares	18,800	156,387
Kanzhun, Ltd. ADR[d]	10,306	142,223
Hongfa Technology Co., Ltd. A Shares	24,100	104,456
Centre Testing International Group Co., Ltd. A Shares	58,200	99,110
Beijing Capital International Airport Co., Ltd. H Shares[d]	230,000	82,905
Central China Securities Co., Ltd. H Shares[c]	235,000	52,034
Hainan Meilan International Airport Co., Ltd. H Shares[d]	37,000	43,821
Pony AI, Inc. ADR[d]	2,606	37,396

Total China/Hong Kong		3,978,816

TAIWAN: 13.7%
Wiwynn Corp.	7,000	559,411
Elite Material Co., Ltd.	27,000	508,960
M31 Technology Corp.	19,600	450,176
Poya International Co., Ltd.	18,040	273,204
AURAS Technology Co., Ltd.	11,000	225,472
Andes Technology Corp.[d]	17,000	214,934
AP Memory Technology Corp.	9,000	86,886

Total Taiwan		2,319,043

SOUTH KOREA: 7.4%
Hugel, Inc.[d]	3,874	738,143
Eugene Technology Co., Ltd.	11,321	240,701
C&C International Co., Ltd.[d]	3,674	114,052
Advanced Nano Products Co., Ltd.	2,186	86,421
Solus Advanced Materials Co., Ltd.	12,718	70,840

	Shares	Value
Ecopro BM Co., Ltd.[d]	179	$13,363

Total South Korea		1,263,520

BRAZIL: 5.8%
Grupo SBF SA	189,800	329,347
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	325,900	250,577
YDUQS Participacoes SA	158,300	219,083
Vivara Participacoes SA	54,900	171,067
Automob Participacoes SAd	375,229	20,651

Total Brazil		990,725

SOUTH AFRICA: 3.5%
We Buy Cars Holdings, Ltd.	134,433	306,695
Old Mutual, Ltd.	378,050	250,631
Transaction Capital, Ltd.[d]	347,723	44,963

Total South Africa		602,289

CHILE: 3.3%
Parque Arauco SA	155,215	247,979
Banco de Credito e Inversiones SA	4,178	115,947
Aguas Andinas SA Class A	339,082	102,114
Lundin Mining Corp.	11,500	98,912

Total Chile		564,952

SAUDI ARABIA: 3.2%
Saudi Tadawul Group Holding Co.	7,315	422,072
Seera Group Holding[d]	20,665	123,526

Total Saudi Arabia		545,598

POLAND: 2.2%
InPost SAd	21,798	372,661

Total Poland		372,661

PHILIPPINES: 2.0%
GT Capital Holdings, Inc.	29,250	332,725

Total Philippines		332,725

VIETNAM: 1.6%
FPT Corp.	18,800	112,497
Military Commercial Joint Stock Bank	67,400	66,382
Mobile World Investment Corp.	25,900	61,993
Nam Long Investment Corp.	27,200	39,010

Total Vietnam		279,882

TURKEY: 1.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	73,060	235,334

Total Turkey		235,334

INDONESIA: 1.0%
PT Mitra Adiperkasa Tbk	1,394,900	122,200
PT Summarecon Agung Tbk	1,314,100	40,007

Total Indonesia		162,207

7

Matthews Emerging Markets Discovery Active ETF	December 31, 2024

Schedule of Investments[a] (continued)

COMMON EQUITIES (continued)

	Shares	Value

THAILAND: 0.9%
Siam Wellness Group Public Co., Ltd. F Shares	760,500	$149,801

Total Thailand		149,801

BANGLADESH: 0.6%
BRAC Bank PLC	229,978	94,301

Total Bangladesh		94,301

TOTAL COMMON EQUITIES		16,421,453

(Cost $17,046,325)

SHORT-TERM INVESTMENTS: 1.9%

MONEY MARKET FUNDS: 1.9%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[f]	333,816	333,816

(Cost $333,816)

TOTAL INVESTMENTS: 98.6%		16,755,269
(Cost $17,380,141)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 1.4%		230,584

NET ASSETS: 100.0%		$16,985,853

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $1,371,389, which is 8.07% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $105,486 and 0.62% of net assets.

f	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

8

Matthews Pacific Tiger Active ETF	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 97.0%

	Shares	Value

CHINA/HONG KONG: 32.5%
Tencent Holdings, Ltd.	75,900	$4,074,473
JD.com, Inc. Class A	99,800	1,747,282
PetroChina Co., Ltd. H Shares	1,828,000	1,437,841
Ping An Insurance Group Co. of China, Ltd. H Shares	241,000	1,428,697
Alibaba Group Holding, Ltd.	132,940	1,410,186
Meituan Class Bb,c,d	70,400	1,374,839
China Merchants Bank Co., Ltd. H Shares	250,000	1,287,341
AIA Group, Ltd.	166,200	1,204,573
PDD Holdings, Inc. ADR[c]	11,023	1,069,121
KE Holdings, Inc. A Shares	170,100	1,037,950
Contemporary Amperex Technology Co., Ltd. A Shares	23,600	855,084
China Construction Bank Corp. H Shares	965,000	805,000
Midea Group Co., Ltd. A Shares	73,200	749,997
GF Securities Co., Ltd. H Shares	448,600	608,686
Kweichow Moutai Co., Ltd. A Shares	2,700	560,485
Trip.com Group, Ltd.[c]	7,900	549,180
Hongfa Technology Co., Ltd. A Shares	125,200	545,791
DiDi Global, Inc. ADR[c]	110,800	506,356
BYD Co., Ltd. H Shares	12,500	429,006
China Merchants Bank Co., Ltd. A Shares	68,700	367,760
Techtronic Industries Co., Ltd.	25,500	336,479
Silergy Corp.	22,000	270,768
Hongfa Technology Co., Ltd. A Shares	49,200	213,246
Aier Eye Hospital Group Co., Ltd. A Shares	111,169	200,639
China Resources Land, Ltd.	24,500	71,122

Total China/Hong Kong		23,141,902

TAIWAN: 24.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,047	7,908,882
MediaTek, Inc.	27,000	1,165,337
Alchip Technologies, Ltd.	11,000	1,100,520
Cathay Financial Holding Co., Ltd.	520,000	1,083,317
Taiwan Semiconductor Manufacturing Co., Ltd.	29,000	950,907
E Ink Holdings, Inc.	95,000	791,075
Hon Hai Precision Industry Co., Ltd.	136,000	763,287
Accton Technology Corp.	31,000	730,925
Realtek Semiconductor Corp.	41,000	710,336
Quanta Computer, Inc.	75,000	656,560
ASMedia Technology, Inc.	8,000	484,375
Wiwynn Corp.	6,000	479,495
Elite Material Co., Ltd.	21,000	395,858
Delta Electronics, Inc.	21,000	275,755

Total Taiwan		17,496,629

INDIA: 18.0%
HDFC Bank, Ltd.	78,058	1,616,389
ICICI Bank, Ltd. ADR	46,356	1,384,190
Zomato, Ltd.[c]	336,880	1,094,094
JSW Energy, Ltd.	144,263	1,082,894
Infosys, Ltd.	47,661	1,046,592
Dixon Technologies India, Ltd.[d]	4,289	898,556
Sun Pharmaceutical Industries, Ltd.	34,501	760,170
MakeMyTrip, Ltd.[c]	6,454	724,655
Mahindra & Mahindra, Ltd.	20,111	706,379
Bharti Airtel, Ltd.	37,501	695,475
Grasim Industries, Ltd.	23,564	672,319

	Shares	Value
Cummins India, Ltd.	13,049	$499,014
ICICI Bank, Ltd.	27,292	408,565
Lupin, Ltd.	14,484	398,534
Computer Age Management Services, Ltd.	5,816	344,787
Swiggy, Ltd.[c]	52,728	333,131
Infosys, Ltd. ADR	8,075	177,004

Total India		12,842,748

SOUTH KOREA: 7.8%
SK Hynix, Inc.	11,722	1,384,679
KB Financial Group, Inc.	18,038	1,015,759
HD Hyundai Heavy Industries Co., Ltd.[c]	4,070	794,841
Classys, Inc.	23,746	768,602
Hyundai Motor Co.	3,730	537,146
Coupang, Inc.[c]	15,754	346,273
Samsung Electronics Co., Ltd.	9,523	344,139
Samsung Biologics Co., Ltd.[b,c,d]	325	209,506
HD Hyundai Electric Co., Ltd.	563	146,090

Total South Korea		5,547,035

SINGAPORE: 4.7%
DBS Group Holdings, Ltd.	66,900	2,144,017
Sea, Ltd. ADR[c]	5,819	617,396
Grab Holdings, Ltd. Class Ac	128,302	605,585

Total Singapore		3,366,998

MALAYSIA: 2.5%
CIMB Group Holdings BHD	601,200	1,102,502
Telekom Malaysia BHD	453,800	674,890

Total Malaysia		1,777,392

VIETNAM: 2.4%
FPT Corp.	148,950	891,304
Asia Commercial Bank JSC	813,400	823,454

Total Vietnam		1,714,758

INDONESIA: 2.0%
PT Telekomunikasi Indonesia Persero Tbk	4,420,800	744,354
PT Bank Central Asia Tbk	1,122,400	674,695

Total Indonesia		1,419,049

THAILAND: 1.3%
Central Pattana Public Co., Ltd.	556,300	925,327

Total Thailand		925,327

PHILIPPINES: 0.7%
Bank of the Philippine Islands	243,510	513,583

Total Philippines		513,583

MACAU: 0.5%
Galaxy Entertainment Group, Ltd.	87,000	369,596

Total Macau		369,596

TOTAL COMMON EQUITIES		69,115,017

(Cost $61,368,712)

9

Matthews Pacific Tiger Active ETF	December 31, 2024

Schedule of Investments[a] (continued)

SHORT-TERM INVESTMENTS: 3.6%

	Shares	Value

MONEY MARKET FUNDS: 3.6%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[e]	2,583,340	$2,583,340

(Cost $2,583,340)

TOTAL INVESTMENTS: 100.6%		71,698,357
(Cost $63,952,052)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.6%)		(445,559)

NET ASSETS: 100.0%		$71,252,798

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $1,584,345, which is 2.22% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

BHD	Berhad

JSC	Joint Stock Co.

See accompanying notes to financial statements.

10

Matthews Asia Innovators Active ETF	December 31, 2024

Schedule of Investments

COMMON EQUITIES: 96.4%

	Shares	Value

CHINA/HONG KONG: 34.4%

Tencent Holdings, Ltd.	58,500	$3,140,404

PDD Holdings, Inc. ADR[a]	26,831	2,602,339

Meituan Class Ba,b,c	133,100	2,599,305

Trip.com Group, Ltd. ADR[a]	37,293	2,560,537

Alibaba Group Holding, Ltd.	180,700	1,916,809

DiDi Global, Inc. ADR[a]	322,314	1,472,975

Ping An Insurance Group Co. of China, Ltd. A Shares	180,000	1,290,881

NAURA Technology Group Co., Ltd. A Shares	23,000	1,224,954

BYD Co., Ltd. H Shares	27,500	943,814

Bilibili, Inc. ADR[a]	45,775	828,985

Contemporary Amperex Technology Co., Ltd. A Shares	20,700	750,010

Tencent Music Entertainment Group ADR	57,661	654,452

KE Holdings, Inc. A Shares	105,900	646,201

Techtronic Industries Co., Ltd.	47,000	620,176

Kuaishou Technology[a,b,c]	108,900	579,692

Midea Group Co., Ltd. A Shares	49,900	511,269

Total China/Hong Kong		22,342,803

INDIA: 22.9%

Zomato, Ltd.[a]	811,163	2,634,435

MakeMyTrip, Ltd.[a]	19,717	2,213,825

ICICI Bank, Ltd.	101,255	1,515,802

HDFC Bank, Ltd.	62,631	1,296,934

Computer Age Management Services, Ltd.	19,772	1,172,134

Jyoti CNC Automation, Ltd.[a,c]	53,214	839,478

Indian Hotels Co., Ltd.	78,231	801,876

Infosys, Ltd.	32,967	723,925

Neuland Laboratories, Ltd.	4,362	699,224

HDFC Asset Management Co., Ltd.[b,c]	13,357	655,113

Bharti Airtel, Ltd.	35,251	653,748

Swiggy, Ltd.[a,d]	102,662	648,609

Cholamandalam Investment and Finance Co., Ltd.	43,936	608,616

Dixon Technologies India, Ltd.[c]	1,974	413,558

Total India		14,877,277

TAIWAN: 21.4%

Taiwan Semiconductor Manufacturing Co., Ltd.	228,000	7,476,094

MediaTek, Inc.	28,000	1,208,498

Alchip Technologies, Ltd.	11,000	1,100,520

Lotes Co., Ltd.	18,000	1,073,373

Hon Hai Precision Industry Co., Ltd.	173,000	970,947

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,384	865,796

Quanta Computer, Inc.	70,000	612,790

ASPEED Technology, Inc.	6,000	608,519

Total Taiwan		13,916,537

SINGAPORE: 7.8%

Sea, Ltd. ADR[a]	38,544	4,089,518

Grab Holdings, Ltd. Class Aa	199,987	943,939

Total Singapore		5,033,457

	Shares	Value

SOUTH KOREA: 7.2%

SK Hynix, Inc.	11,173	$1,319,828

Samsung Electronics Co., Ltd.	30,865	1,115,388

Coupang, Inc.[a]	48,115	1,057,568

NAVER Corp.	4,507	608,934

Hyundai Motor Co.	3,997	575,596

Total South Korea		4,677,314

VIETNAM: 1.7%

FPT Corp.	188,270	1,126,591

Total Vietnam		1,126,591

INDONESIA: 1.0%

PT Bank Rakyat Indonesia Persero Tbk	2,457,800	623,040

Total Indonesia		623,040

TOTAL COMMON EQUITIES		62,597,019

(Cost $48,929,289)

SHORT-TERM INVESTMENTS: 5.1%

MONEY MARKET FUNDS: 5.1%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[e] (Cost $3,329,809)	3,329,809	3,329,809

TOTAL INVESTMENTS: 101.5%		65,926,828

(Cost $52,259,098)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.5%)		(982,844)

NET ASSETS: 100.0%		$64,943,984

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $3,834,110, which is 5.90% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	As of December 31, 2024, 64,106 shares of Swiggy, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 10, 2025.

e	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

11

Matthews China Active ETF	December 31, 2024

Schedule of Investments

COMMON EQUITIES: 98.5%

	Shares	Value

CONSUMER DISCRETIONARY: 27.7%
Broadline Retail: 14.7%

Alibaba Group Holding, Ltd.	210,100	$2,228,676

JD.com, Inc. Class A	97,900	1,714,017

PDD Holdings, Inc. ADR[a]	14,110	1,368,529

		5,311,222

Hotels, Restaurants & Leisure: 9.3%

Meituan Class Ba,b,c	82,210	1,605,476

Galaxy Entertainment Group, Ltd.	148,000	628,737

Trip.com Group, Ltd. ADR[a]	6,386	438,463

Yum China Holdings, Inc.	7,710	371,391

Luckin Coffee, Inc. ADR[a]	11,677	299,748

		3,343,815

Household Durables: 3.0%

Man Wah Holdings, Ltd.	908,400	562,491

Midea Group Co., Ltd. A Shares	51,000	522,539

		1,085,030

Specialty Retail: 0.7%

China Tourism Group Duty Free Corp., Ltd. A Shares	25,400	231,840

Total Consumer Discretionary		9,971,907

FINANCIALS: 21.1%
Banks: 9.7%

China Construction Bank Corp. H Shares	2,045,000	1,705,933

China Merchants Bank Co., Ltd. A Shares	164,600	881,125

China Merchants Bank Co., Ltd. H Shares	170,000	875,392

Postal Savings Bank of China Co., Ltd. H Shares[b,c]	55,000	32,428

		3,494,878

Insurance: 6.3%

Ping An Insurance Group Co. of China, Ltd. H Shares	203,000	1,203,426

China Life Insurance Co., Ltd. H Shares	406,000	767,265

New China Life Insurance Co., Ltd. H Shares	61,400	186,541

Ping An Insurance Group Co. of China, Ltd. A Shares	14,900	106,856

		2,264,088

Capital Markets: 5.1%

China International Capital Corp., Ltd. H Shares[b,c]	399,200	658,828

China Merchants Securities Co., Ltd. H Shares[b,c]	177,000	364,575

Hong Kong Exchanges & Clearing, Ltd.	7,600	288,426

East Money Information Co., Ltd. A Shares	72,540	255,123

CITIC Securities Co., Ltd. H Shares	60,500	166,283

Hithink RoyalFlush Information Network Co., Ltd. A Shares	3,300	129,231

		1,862,466

Total Financials		7,621,432

COMMUNICATION SERVICES: 13.9%
Interactive Media & Services: 11.6%

Tencent Holdings, Ltd.	66,200	3,553,756

Kuaishou Technology[a,b,c]	72,000	383,267

	Shares	Value

Baidu, Inc. Class Aa	23,950	$254,979

		4,192,002

Entertainment: 1.8%

NetEase, Inc.	14,700	261,907

Kingsoft Corp., Ltd.	59,800	259,048

Tencent Music Entertainment Group ADR	11,406	129,458

		650,413

Media: 0.5%

Focus Media Information Technology Co., Ltd. A Shares	178,911	171,320

Total Communication Services		5,013,735

INDUSTRIALS: 10.7%
Electrical Equipment: 4.1%

Contemporary Amperex Technology Co., Ltd. A Shares	19,600	710,155

Hongfa Technology Co., Ltd. A Shares	86,500	374,914

Sungrow Power Supply Co., Ltd. A Shares	24,700	248,396

Xuji Electric Co., Ltd. A Shares	35,300	132,372

		1,465,837

Ground Transportation: 2.9%

DiDi Global, Inc. ADR[a]	229,464	1,048,651

Machinery: 1.5%

Sinotruk Hong Kong, Ltd.	68,000	199,589

Neway Valve Suzhou Co., Ltd. A Shares	59,300	179,075

Yutong Bus Co., Ltd. A Shares	45,800	164,572

		543,236

Air Freight & Logistics: 1.3%

JD Logistics, Inc.[a,b,c]	285,700	470,775

Marine Transportation: 0.9%

Orient Overseas International, Ltd.	21,000	311,163

Total Industrials		3,839,662

CONSUMER STAPLES: 6.9%
Beverages: 5.3%

Wuliangye Yibin Co., Ltd. A Shares	54,700	1,043,409

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	21,500	539,470

Tsingtao Brewery Co., Ltd. H Shares	46,000	336,356

		1,919,235
Food Products: 1.6%

Guangdong Haid Group Co., Ltd. A Shares	43,500	290,632

Anjoy Foods Group Co., Ltd. A Shares	24,900	276,354

		566,986

Total Consumer Staples		2,486,221

REAL ESTATE: 5.0%
Real Estate Management & Development: 5.0%

KE Holdings, Inc. ADR	32,626	600,971

China Overseas Property Holdings, Ltd.	535,000	352,629

CIFI Holdings Group Co., Ltd.[a]	7,574,000	277,884

Longfor Group Holdings, Ltd.[b,c]	200,000	257,468

12

Matthews China Active ETF	December 31, 2024

Schedule of Investments (continued)

COMMON EQUITIES (continued)

	Shares	Value
Times China Holdings, Ltd.[a]	2,534,000	$145,164
Yuexiu Property Co., Ltd.	156,000	102,220
China Overseas Grand Oceans Group, Ltd.	319,000	72,687

Total Real Estate		1,809,023

INFORMATION TECHNOLOGY: 5.0%
Semiconductors & Semiconductor Equipment: 2.7%

Will Semiconductor Co., Ltd. Shanghai A Shares	44,100	627,185

JCET Group Co., Ltd. A Shares	36,000	200,362

NAURA Technology Group Co., Ltd. A Shares	2,887	153,759

		981,306

Electronic Equipment, Instruments & Components: 1.7%

SUPCON Technology Co., Ltd. A Shares	40,677	275,206

Foxconn Industrial Internet Co., Ltd. A Shares	83,100	243,363

Luxshare Precision Industry Co., Ltd. A Shares	14,200	78,839

		597,408
Communications Equipment: 0.6%
Suzhou TFC Optical Communication Co., Ltd. A Shares	18,060	224,744

Total Information Technology		1,803,458

ENERGY: 3.9%
Oil, Gas & Consumable Fuels: 3.4%

PetroChina Co., Ltd. H Shares	1,536,000	1,208,164

Energy Equipment & Services: 0.5%

China Oilfield Services, Ltd. H Shares	206,000	186,696

Total Energy		1,394,860

HEALTH CARE: 2.3%
Biotechnology: 0.8%

Innovent Biologics, Inc.[a,b,c]	67,000	315,682

Health Care Equipment & Supplies: 0.8%

Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	8,100	281,346

Health Care Providers & Services: 0.7%

Aier Eye Hospital Group Co., Ltd. A Shares	72,900	131,570

Sinopharm Group Co., Ltd. H Shares	43,200	118,456

		250,026

Total Health Care		847,054

	Shares	Value

MATERIALS: 2.0%

Chemicals: 1.4%

Wanhua Chemical Group Co., Ltd. A Shares	35,400	$344,043

Nanjing Cosmos Chemical Co., Ltd. A Shares	48,400	168,904

		512,947

Metals & Mining: 0.6%

MMG, Ltd.[a]	584,000	192,462

Total Materials		705,409

TOTAL COMMON EQUITIES (Cost $37,396,756)		35,492,761

SHORT-TERM INVESTMENTS: 1%

MONEY MARKET FUNDS: 1%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[d]	348,941	348,941

(Cost $348,941)

TOTAL INVESTMENTS: 99.5% (Cost $37,745,697)		35,841,702

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		189,944

NET ASSETS: 100.0%		$36,031,646

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $4,088,499, which is 11.35% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

13

Matthews China Discovery Active ETF	December 31, 2024

Schedule of Investments

COMMON EQUITIES: 98.2%

	Shares	Value

INDUSTRIALS: 22.9%

Electrical Equipment: 9.3%

Shenzhen Megmeet Electrical Co., Ltd. A Shares	7,600	$63,624

Xuji Electric Co., Ltd. A Shares	12,700	47,624

Hongfa Technology Co., Ltd. A Shares	9,900	42,909

Hongfa Technology Co., Ltd. A Shares	8,900	38,798

		192,955

Machinery: 3.6%

Yangzijiang Shipbuilding Holdings, Ltd.	34,500	75,616

Ground Transportation: 2.6%

Full Truck Alliance Co., Ltd. ADR	4,947	53,527

Construction & Engineering: 1.9%

Sinopec Engineering Group Co., Ltd. H Shares	44,500	38,554

Marine Transportation: 1.7%

SITC International Holdings Co., Ltd.	13,000	34,642

Commercial Services & Supplies: 1.5%

China Everbright Environment Group, Ltd.	62,000	30,889

Professional Services: 1.2%

Centre Testing International Group Co., Ltd. A Shares	14,300	24,352

Trading Companies & Distributors: 1.1%

BOC Aviation, Ltd.[a,b]	3,000	23,307

Total Industrials		473,842

CONSUMER DISCRETIONARY: 20.2%

Hotels, Restaurants & Leisure: 8.5%

Atour Lifestyle Holdings, Ltd. ADR	2,232	60,019

Tongcheng Travel Holdings, Ltd.[b]	25,200	59,043

DPC Dash, Ltd.[c]	5,600	56,231

		175,293

Automobile Components: 4.4%

Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	14,700	61,311

Minth Group, Ltd.[c]	16,000	31,143

		92,454

Household Durables: 3.7%

Jason Furniture Hangzhou Co., Ltd. A Shares	11,000	41,324

Hisense Home Appliances Group Co., Ltd. H Shares	11,000	34,765

		76,089

Textiles, Apparel & Luxury Goods: 3.6%

Xtep International Holdings, Ltd.	54,000	39,207

Samsonite International SAa,b	6,900	19,187

Crystal International Group, Ltd.[a,b]	28,500	16,033

		74,427

Total Consumer Discretionary		418,263

REAL ESTATE: 13.5%

Real Estate Management & Development: 13.5%

China Overseas Property Holdings, Ltd.	165,000	108,755

KE Holdings, Inc. A Shares	9,000	54,918

	Shares	Value

Yuexiu Property Co., Ltd.	68,000	$44,557

Greentown China Holdings, Ltd.	24,000	28,610

China Overseas Grand Oceans Group, Ltd.	105,000	23,925

Midea Real Estate Holding, Ltd.[a,b]	46,600	17,997

Total Real Estate		278,762

INFORMATION TECHNOLOGY: 9.7%

Electronic Equipment, Instruments & Components: 6.4%

FIT Hon Teng, Ltd.[a,b,c]	64,000	30,072

Xiamen Faratronic Co., Ltd. A Shares	1,800	29,157

Wasion Holdings, Ltd.	30,000	27,536

Kingboard Laminates Holdings, Ltd.	28,500	26,453

Elite Material Co., Ltd.	1,000	18,850

		132,068

Semiconductors & Semiconductor Equipment: 2.4%

ACM Research, Inc. Class Ac	2,572	38,837

ASMPT, Ltd.	1,200	11,571

		50,408

Software: 0.9%

Kingdee International Software Group Co., Ltd.[c]	16,000	17,570

Total Information Technology		200,046

CONSUMER STAPLES: 8.5%

Personal Care Products: 3.8%

Giant Biogene Holding Co., Ltd.[a,b]	12,400	79,655

Food Products: 2.2%

Anjoy Foods Group Co., Ltd. A Shares	4,100	45,504

Consumer Staples Distribution & Retail: 1.3%

Yifeng Pharmacy Chain Co., Ltd. A Shares	8,200	26,951

Beverages: 1.2%

Beijing Yanjing Brewery Co., Ltd. A Shares	15,000	24,600

Total Consumer Staples		176,710

COMMUNICATION SERVICES: 6.2%

Entertainment: 4.5%

NetEase Cloud Music, Inc.[a,b,c]	3,600	52,925

Maoyan Entertainment[a,b,c]	23,000	23,658

Kingsoft Corp., Ltd.	3,600	15,595

		92,178

Interactive Media & Services: 1.7%

Kanzhun, Ltd. ADR[c]	2,600	35,880

Total Communication Services		128,058

HEALTH CARE: 6.1%

Pharmaceuticals: 1.7%

HUTCHMED China, Ltd.[c]	12,500	36,287

Health Care Equipment & Supplies: 1.7%

Shandong Pharmaceutical Glass Co., Ltd. A Shares	5,700	20,008

AK Medical Holdings, Ltd.[a,b]	24,000	14,984

		34,992

14

Matthews China Discovery Active ETF	December 31, 2024

Schedule of Investments (continued)

COMMON EQUITIES (continued)	SHORT-TERM INVESTMENTS: 1.8%

	Shares	Value

Health Care Technology: 1.5%

Medlive Technology Co., Ltd.[a,b]	24,000	$30,649

Biotechnology: 1.2%

Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[c]	1,200	25,227

Total Health Care		127,155

MATERIALS: 3.3%
Chemicals: 2.5%

Sunresin New Materials Co., Ltd. A Shares	6,400	41,731

Dongyue Group, Ltd.	11,000	11,499

		53,230
Metals & Mining: 0.8%

MMG, Ltd.[c]	48,800	16,082

Total Materials		69,312

ENERGY: 3.1%
Energy Equipment & Services: 3.1%

Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	12,900	64,996

Total Energy		64,996

UTILITIES: 2.5%
Gas Utilities: 2.5%

ENN Natural Gas Co., Ltd. A Shares	17,200	50,793

Total Utilities		50,793

FINANCIALS: 2.2%
Capital Markets: 2.2%

China Merchants Securities Co., Ltd. H Shares[a,b]	21,600	44,491

Total Financials		44,491

TOTAL COMMON EQUITIES		2,032,428
(Cost $1,917,662)

	Shares	Value

MONEY MARKET FUNDS: 1.8%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[d]	37,424	$37,424

(Cost $37,424)

TOTAL INVESTMENTS: 100.0%		2,069,852

(Cost $1,955,086)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (0.0%)		(630)

NET ASSETS: 100.0%		$2,069,222

a

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $352,958, which is 17.06% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Non-income producing security.

d	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

15

Matthews India Active ETF	December 31, 2024

Schedule of Investments

COMMON EQUITIES: 100.3%

	Shares	Value

FINANCIALS: 31.6%

Banks: 20.0%

HDFC Bank, Ltd.	45,855	$949,544

ICICI Bank, Ltd.	53,627	802,804

Federal Bank, Ltd.	139,992	327,064

Axis Bank, Ltd.	25,265	314,198

Kotak Mahindra Bank, Ltd.	12,329	257,204

IndusInd Bank, Ltd.	9,710	108,897

State Bank of India	7,509	69,724

HDFC Bank, Ltd. ADR	855	54,600

		2,884,035

Consumer Finance: 6.8%

Shriram Finance, Ltd.	13,981	471,807

Bajaj Finance, Ltd.	3,554	283,237

Cholamandalam Investment and Finance Co., Ltd.	16,189	224,255

		979,299

Insurance: 4.3%

PB Fintech, Ltd.[a]	12,129	298,763

Max Financial Services, Ltd.[a]	17,765	231,136

ICICI Lombard General Insurance Co., Ltd.[b,c]	4,233	88,392

		618,291

Financial Services: 0.5%

LIC Housing Finance, Ltd.	10,069	70,337

Total Financials		4,551,962

CONSUMER DISCRETIONARY: 17.5%

Hotels, Restaurants & Leisure: 7.0%

Zomato, Ltd.[a]	162,109	526,486

Le Travenues Technology, Ltd.[a,c]	136,336	267,070

Swiggy, Ltd.[a]	33,034	208,706

		1,002,262

Automobiles: 4.4%

Mahindra & Mahindra, Ltd.	9,547	335,329

TVS Motor Co., Ltd.	4,667	129,112
Tata Motors, Ltd.	11,143	96,334

Bajaj Auto, Ltd.	679	69,782

		630,557

Specialty Retail: 3.0%

Thanga Mayil Jewellery, Ltd.	15,229	348,939

Trent, Ltd.	922	76,713

		425,652

Household Durables: 1.9%

Crompton Greaves Consumer Electricals, Ltd.	30,932	143,001

Whirlpool of India, Ltd.	6,346	136,399

		279,400

Textiles, Apparel & Luxury Goods: 0.7%

Titan Co., Ltd.	2,836	107,762

Automobile Components: 0.5%

Alicon Castalloy, Ltd.	6,168	71,439

Total Consumer Discretionary		2,517,072

	Shares	Value

INFORMATION TECHNOLOGY: 15.1%

IT Services: 10.4%

Infosys, Ltd.	35,608	$781,920

Tata Consultancy Services, Ltd.	8,667	414,532

HCL Technologies, Ltd.	6,514	145,887

Persistent Systems, Ltd.	1,154	87,044

Cognizant Technology Solutions Corp. Class A	911	70,056

		1,499,439

Electronic Equipment, Instruments & Components: 3.8%

Avalon Technologies, Ltd.[a,b,c]	42,711	480,920

Kaynes Technology India, Ltd.[a]	730	63,245

		544,165

Software: 0.9%

Newgen Software Technologies, Ltd.	6,299	125,209

Total Information Technology		2,168,813

HEALTH CARE: 11.5%

Pharmaceuticals: 8.6%

Neuland Laboratories, Ltd.	3,593	575,954

Amrutanjan Health Care, Ltd.	21,400	180,634

Lupin, Ltd.	5,760	158,489

Dr. Reddy’s Laboratories, Ltd.	7,097	115,101

Sun Pharmaceutical Industries, Ltd.	5,122	112,854

Zydus Lifesciences, Ltd.	8,722	98,993

		1,242,025

Health Care Equipment & Supplies: 1.4%

Poly Medicure, Ltd.	6,750	206,193

Health Care Providers & Services: 1.0%

Metropolis Healthcare, Ltd.[a,b,c]	5,757	139,642

Life Sciences Tools & Services: 0.5%

Divi’s Laboratories, Ltd.	955	68,030

Total Health Care		1,655,890

INDUSTRIALS: 7.5%

Electrical Equipment: 3.3%
TD Power Systems, Ltd.	40,306	212,350
Elecon Engineering Co., Ltd.	21,851	161,942

Bharat Heavy Electricals, Ltd.	36,714	98,374

		472,666

Construction & Engineering: 2.3%

Praj Industries, Ltd.	19,722	189,160

Voltas, Ltd.	6,872	143,675

		332,835

Transportation Infrastructure: 0.7%

Gujarat Pipavav Port, Ltd.	48,541	103,348

Professional Services: 0.7%

Latent View Analytics, Ltd.[a]	17,981	102,807

Machinery: 0.5%

Cummins India, Ltd.	1,783	68,185

Total Industrials		1,079,841

16

Matthews India Active ETF	December 31, 2024

Schedule of Investments (continued)

COMMON EQUITIES (continued)

	Shares	Value

CONSUMER STAPLES: 6.5%

Food Products: 2.1%

Marico, Ltd.	40,080	$299,381

Personal Care Products: 2.0%

Godrej Consumer Products, Ltd.	15,455	195,331

Honasa Consumer, Ltd.[a]	32,506	96,895
		292,226

Beverages: 1.7%

Varun Beverages, Ltd.	32,388	241,547

Tobacco: 0.7%

ITC, Ltd.	17,547	99,127

Total Consumer Staples		932,281

COMMUNICATION SERVICES: 4.1%
Wireless Telecommunication Services: 2.7%

Bharti Airtel, Ltd.	21,178	392,756

Media: 0.9%

Affle India, Ltd.[a]	6,034	125,682

Interactive Media & Services: 0.5%

Just Dial, Ltd.[a]	6,086	70,625

Total Communication Services		589,063

ENERGY: 3.1%

Oil, Gas & Consumable Fuels: 3.1%

Reliance Industries, Ltd.	31,791	451,334

Total Energy		451,334

MATERIALS: 2.1%

Construction Materials: 1.5%

UltraTech Cement, Ltd.	1,613	215,278

Chemicals: 0.6%

Gujarat Fluorochemicals, Ltd.	1,861	90,548

Total Materials		305,826

	Shares	Value

REAL ESTATE: 1.3%

Real Estate Management & Development: 1.3%

Ashiana Housing, Ltd.	23,595	$95,715

Sunteck Realty, Ltd.	14,520	86,131

Total Real Estate		181,846

TOTAL COMMON EQUITIES		14,433,928
(Cost $12,705,220)

SHORT-TERM INVESTMENTS: 0.7%

MONEY MARKET FUNDS: 0.7%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[d]	102,460	102,460

(Cost $102,460)

TOTAL INVESTMENTS: 101.0%		14,536,388

(Cost $12,807,680)

LIABILITIES IN EXCESS OF CASH

AND OTHER ASSETS: (1.0%)		(150,751)

NET ASSETS: 100.0%		$14,385,637

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $708,954, which is 4.93% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

17

Matthews Japan Active ETF	December 31, 2024

Schedule of Investments

COMMON EQUITIES: 98.6%

	Shares	Value

INDUSTRIALS: 26.0%

Industrial Conglomerates: 6.9%

Hitachi, Ltd.	5,000	$125,254

Hikari Tsushin, Inc.	200	43,879

		169,133

Trading Companies & Distributors: 5.6%
ITOCHU Corp.	2,000	99,669

Marubeni Corp.	2,600	39,581

		139,250

Machinery: 3.8%

Mitsubishi Heavy Industries, Ltd.	3,400	48,093

Miura Co., Ltd.	1,800	45,584

		93,677

Professional Services: 3.7%

Recruit Holdings Co., Ltd.	1,300	92,190

Electrical Equipment: 2.0%

Mitsubishi Electric Corp.	2,900	49,582

Commercial Services & Supplies: 1.5%

TOPPAN Holdings, Inc.	1,400	37,494

Construction & Engineering: 1.5%

Kajima Corp.	2,000	36,663

Ground Transportation: 1.0%

Kyushu Railway Co.	1,000	24,370

Total Industrials		642,359

CONSUMER DISCRETIONARY: 20.1%

Household Durables: 7.2%

Sony Group Corp.	6,600	141,483

Sekisui House, Ltd.	1,500	36,097

		177,580

Specialty Retail: 2.8%

Fast Retailing Co., Ltd.	200	68,491

Automobiles: 2.6%

Toyota Motor Corp.	3,200	64,057

Textiles, Apparel & Luxury Goods: 2.6%

Asics Corp.	3,200	63,324

Broadline Retail: 2.0%

Isetan Mitsukoshi Holdings, Ltd.	2,800	49,039

Leisure Products: 1.5%

Tomy Co., Ltd.	1,300	37,554

Automobile Components: 1.4%

Yokohama Rubber Co., Ltd.	1,600	34,614

Total Consumer Discretionary		494,659

FINANCIALS: 15.8%

Banks: 7.8%

Mitsubishi UFJ Financial Group, Inc.	10,100	118,635

	Shares	Value

Sumitomo Mitsui Financial Group, Inc.	3,100	$74,245

		192,880

Financial Services: 3.6%

ORIX Corp.	4,100	88,908

Insurance: 3.4%

Tokio Marine Holdings, Inc.	2,300	83,828

Consumer Finance: 1.0%

Credit Saison Co., Ltd.	1,000	23,530

Total Financials		389,146

INFORMATION TECHNOLOGY: 13.3%

Electronic Equipment, Instruments & Components: 6.0%

Keyence Corp.	200	82,247

Japan Aviation Electronics Industry, Ltd.	1,800	34,119

Maruwa Co., Ltd.	100	30,765

		147,131

IT Services: 3.0%

NEC Corp.	600	52,380

OBIC Co., Ltd.	700	20,903

		73,283

Semiconductors & Semiconductor Equipment: 2.3%

Advantest Corp.	600	35,116

Renesas Electronics Corp.	1,700	22,137

		57,253

Technology Hardware, Storage & Peripherals: 1.7%

FUJIFILM Holdings Corp.	2,000	42,110

Software: 0.3%

Digital Arts, Inc.	200	7,686

Total Information Technology		327,463

HEALTH CARE: 5.9%

Health Care Equipment & Supplies: 3.6%

Terumo Corp.	3,700	72,088

Olympus Corp.	1,100	16,592

		88,680

Pharmaceuticals: 2.3%

Chugai Pharmaceutical Co., Ltd.	700	31,174

Sawai Group Holdings Co., Ltd.	1,900	26,005

		57,179

Total Health Care		145,859

MATERIALS: 5.9%

Chemicals: 5.1%

Shin-Etsu Chemical Co., Ltd.	2,500	84,246

Nippon Paint Holdings Co., Ltd.	6,200	40,377

		124,623

Construction Materials: 0.8%

Taiheiyo Cement Corp.	900	20,541

Total Materials		145,164

18

Matthews Japan Active ETF	December 31, 2024

Schedule of Investments (continued)

COMMON EQUITIES (continued)	SHORT-TERM INVESTMENTS: 1.1%

	Shares	Value

CONSUMER STAPLES: 5.4%

Food Products: 4.4%
Ajinomoto Co., Inc.	1,800	$73,896
Fuji Oil Holdings, Inc.	1,500	33,883

		107,779

Consumer Staples Distribution & Retail: 1.0%
Seven & i Holdings Co., Ltd.	1,600	25,320

Total Consumer Staples		133,099

COMMUNICATION SERVICES: 4.7%

Entertainment: 4.7%
Nintendo Co., Ltd.	1,000	58,946
Capcom Co., Ltd.	2,600	57,473

Total Communication Services		116,419

REAL ESTATE: 1.5%

Real Estate Management & Development: 1.5%
Mitsui Fudosan Co., Ltd.	4,600	37,172

Total Real Estate		37,172

TOTAL COMMON EQUITIES		2,431,340

(Cost $2,229,861)

	Shares	Value

MONEY MARKET FUNDS: 1.1%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[a] (Cost $27,667)	27,667	$27,667

TOTAL INVESTMENTS: 99.7%		2,459,007
(Cost $2,257,528)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.3%		6,858

NET ASSETS: 100.0%		$2,465,865

a	Rate shown is the current yield as of December 31, 2024.

See accompanying notes to financial statements.

19

Matthews Korea Active ETF	December 31, 2024

Schedule of Investments

COMMON EQUITIES: 87.2%

	Shares	Value

INFORMATION TECHNOLOGY: 23.9%

Semiconductors & Semiconductor Equipment: 11.2%

SK Hynix, Inc.	27,662	$3,267,617

LEENO Industrial, Inc.	12,000	1,561,797

KoMiCo., Ltd.	7,852	195,213

		5,024,627

Electronic Equipment, Instruments & Components: 6.9%

Samsung SDI Co., Ltd.	9,190	1,545,036

Park Systems Corp.	7,340	1,054,519

Samsung Electro-Mechanics Co., Ltd.	5,881	494,561

		3,094,116

Technology Hardware, Storage & Peripherals: 5.8%

Samsung Electronics Co., Ltd.	72,462	2,618,605

Total Information Technology		10,737,348

COMMUNICATION SERVICES: 11.7%

Interactive Media & Services: 4.7%

NAVER Corp.	15,576	2,104,450

Wireless Telecommunication Services: 3.4%

SK Telecom Co., Ltd.	40,638	1,523,770

Diversified Telecommunication Services: 2.2%

KINX, Inc.	19,675	1,022,407

Entertainment: 1.4%

NCSoft Corp.	5,014	623,621

Total Communication Services		5,274,248

CONSUMER STAPLES: 9.6%

Tobacco: 4.8%

KT&G Corp.	29,307	2,132,106

Consumer Staples Distribution & Retail: 4.2%

BGF Retail Co., Ltd.	27,385	1,906,709

Food Products: 0.6%

Nongshim Co., Ltd.	1,011	256,845

Total Consumer Staples		4,295,660

CONSUMER DISCRETIONARY: 9.3%

Automobiles: 4.4%

Kia Corp.	15,570	1,065,040

Hyundai Motor Co.	6,195	892,124

		1,957,164

Broadline Retail: 2.5%

Coupang, Inc.[a]	50,084	1,100,846

Automobile Components: 2.4%

Hyundai Mobis Co., Ltd.	6,843	1,099,324

Total Consumer Discretionary		4,157,334

FINANCIALS: 8.5%

Capital Markets: 3.1%

Macquarie Korea Infrastructure Fund	191,393	1,376,797

	Shares	Value

Insurance: 2.9%

Samsung Fire & Marine Insurance Co., Ltd.	5,305	$1,291,881

Banks: 2.5%

KB Financial Group, Inc.	20,208	1,137,957

Total Financials		3,806,635

HEALTH CARE: 7.9%

Life Sciences Tools & Services: 4.9%

Samsung Biologics Co., Ltd.[a,b,c]	3,410	2,198,207

Health Care Equipment & Supplies: 2.4%

InBody Co., Ltd.	67,889	1,069,880

Pharmaceuticals: 0.6%

Yuhan Corp.	3,206	260,243

Total Health Care		3,528,330

INDUSTRIALS: 5.8%

Machinery: 2.6%

HD HYUNDAI MIPO[a]	12,535	1,142,680

Construction & Engineering: 2.2%

Samsung E&A Co., Ltd.[a]	88,951	999,993

Commercial Services & Supplies: 1.0%

KEPCO Plant Service & Engineering Co., Ltd.	15,547	465,729

Total Industrials		2,608,402

ENERGY: 4.1%

Oil, Gas & Consumable Fuels: 4.1%

S-Oil Corp.	49,036	1,825,339

Total Energy		1,825,339

REAL ESTATE: 3.1%

Industrial REITs: 3.1%

ESR Kendall Square REIT Co., Ltd.	487,997	1,410,473

Total Real Estate		1,410,473

MATERIALS: 2.2%

Chemicals: 2.2%

LG Chem, Ltd.	3,276	556,329

PI Advanced Materials Co., Ltd.[a]	36,664	420,647

Total Materials		976,976

UTILITIES: 1.1%

Electric Utilities: 1.1%

Korea Electric Power Corp.[a]	36,413	495,928

Total Utilities		495,928

TOTAL COMMON EQUITIES		39,116,673
(Cost $42,218,376)

20

Matthews Korea Active ETF	December 31, 2024

Schedule of Investments (continued)

PREFERRED EQUITIES: 8.2%

	Shares	Value

INFORMATION TECHNOLOGY: 8.2%

Technology Hardware, Storage & Peripherals: 8.2%

Samsung Electronics Co., Ltd., Pfd.	123,582	$3,710,440

Total Information Technology		3,710,440

TOTAL PREFERRED EQUITIES		3,710,440

(Cost $3,757,572)

SHORT-TERM INVESTMENTS: 3.7%

MONEY MARKET FUNDS: 3.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[d]	1,648,090	1,648,090
(Cost $1,648,090)

TOTAL INVESTMENTS: 99.1%		44,475,203
(Cost $47,624,038)

CASH AND OTHER ASSETS,

LESS LIABILITIES: 0.9%		384,876

NET ASSETS: 100.0%		$44,860,079

a	Non-income producing security.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2024, the aggregate value is $2,198,207, which is 4.90% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Rate shown is the current yield as of December 31, 2024.

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

21

Matthews Asia Dividend Active ETF	December 31, 2024

Schedule of Investments[a]

COMMON EQUITIES: 96.8%

	Shares	Value

JAPAN: 30.1%

ITOCHU Corp.	2,200	$109,636

ORIX Corp.	3,800	82,403

Tokio Marine Holdings, Inc.	2,200	80,183

Suzuki Motor Corp.	6,600	75,172

Terumo Corp.	3,000	58,450

Bandai Namco Holdings, Inc.	2,400	57,709

Nippon Gas Co., Ltd.	4,000	55,205

Shin-Etsu Chemical Co., Ltd.	1,600	53,917

Nissin Foods Holdings Co., Ltd.	2,200	53,516

Nomura Research Institute, Ltd.	1,800	53,361

SHO-BOND Holdings Co., Ltd.	1,600	53,153

Ajinomoto Co., Inc.	1,200	49,264

GLP J-Reit	62	48,682

Denso Corp.	3,400	47,909

Hikari Tsushin, Inc.	200	43,879

Keyence Corp.	100	41,124

Total Japan		963,563

CHINA/HONG KONG: 26.4%

Tencent Holdings, Ltd.	2,600	139,574

AIA Group, Ltd.	13,600	98,569

JD.com, Inc. Class A	4,000	70,031

Yum China Holdings, Inc.	1,424	68,594

NetEase, Inc.	3,600	64,140

HKT Trust & HKT, Ltd.	48,000	59,321

NARI Technology Co., Ltd. A Shares	17,200	59,087

Wuliangye Yibin Co., Ltd. A Shares	2,800	53,410

Yuexiu Transport Infrastructure, Ltd.	96,000	47,580

Minth Group, Ltd.[b]	24,000	46,715

China Overseas Property Holdings, Ltd.	70,000	46,138

Midea Group Co., Ltd. A Shares	3,000	30,916

Link REIT	7,200	30,448

Midea Group Co., Ltd. A Shares	2,900	29,713

Total China/Hong Kong		844,236

TAIWAN: 9.8%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	978	193,145

Delta Electronics, Inc.	6,000	78,787

Chailease Holding Co., Ltd.	12,165	41,930

Total Taiwan		313,862

INDIA: 9.4%

HDFC Bank, Ltd. ADR	1,918	122,485

Tata Consultancy Services, Ltd.	1,572	75,187

Hindustan Unilever, Ltd.	1,992	54,139

Power Grid Corp. of India, Ltd.	13,578	48,959

Total India		300,770

AUSTRALIA: 8.5%

CSL, Ltd.	384	66,947

AUB Group, Ltd.	2,968	57,334

Ampol, Ltd.	2,980	52,012

Lottery Corp., Ltd.	16,046	49,078

	Shares	Value

National Storage REIT	33,084	$47,933

Total Australia		273,304

SOUTH KOREA: 6.0%

Macquarie Korea Infrastructure Fund	8,076	58,095

SK Telecom Co., Ltd. ADR	2,550	53,652

Samsung Electronics Co., Ltd.	1,256	45,389

LEENO Industrial, Inc.	282	36,702

Total South Korea		193,838

SINGAPORE: 3.2%

United Overseas Bank, Ltd.	2,100	55,925

Capitaland India Trust	59,200	46,433

Total Singapore		102,358

THAILAND: 1.9%

Bangkok Dusit Medical Services Public Co., Ltd. F Shares	85,000	60,771

Total Thailand		60,771

INDONESIA: 1.5%

PT Bank Rakyat Indonesia Persero Tbk	192,600	48,823

Total Indonesia		48,823

TOTAL COMMON EQUITIES		3,101,525

(Cost $3,009,721)

SHORT-TERM INVESTMENTS: 2.7%

MONEY MARKET FUNDS: 2.7%

JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.39%[c]	85,398	85,398

(Cost $85,398)

TOTAL INVESTMENTS: 99.5%		3,186,923

(Cost $3,095,119)

CASH AND OTHER ASSETS,		15,444

LESS LIABILITIES: 0.5%

NET ASSETS: 100.0%		$3,202,367

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).

b	Non-income producing security.

c	Rate shown is the current yield as of December 31, 2024.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

22

Statements of Assets and Liabilities	December 31, 2024

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$47,843,896	$38,754,471	$24,345,701	$16,755,269

Cash	2,260	44,967	39	15,229

Segregated foreign currency at value (B)	478,261	—	95,783	—

Foreign currency at value (B)	1,388	780	100,170	950

Dividends and interest receivable	60,019	73,416	21,139	14,409

Receivable for securities sold	—	—	117,798	396,240

Other receivable	9,686	898	2,084	89

TOTAL ASSETS	48,395,510	38,874,532	24,682,714	17,182,186

LIABILITIES:

Payable for securities purchased	—	853,251	100,113	76,052

Deferred foreign capital gains tax liability (Note 2-C)	126,947	32,798	304,110	107,140

Due to Advisor (Note 4)	34,357	25,936	17,126	13,141

TOTAL LIABILITIES	161,304	911,985	421,349	196,333

NET ASSETS	$48,234,206	$37,962,547	$24,261,365	$16,985,853

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding,respectively, unlimited number of shares authorized with a $0.001 par value)	1,660,000	1,300,000	1,000,000	720,000

Net asset value, offering price and redemption price	$29.06	$29.20	$24.26	$23.59

NET ASSETS CONSISTS OF:

Capital paid-in	$45,496,460	$37,289,796	$24,947,634	$18,357,624

Total distributable earnings/(accumulated loss)	2,737,746	672,751	(686,269)	(1,371,771)

NET ASSETS	$48,234,206	$37,962,547	$24,261,365	$16,985,853

(A) Investments at cost:

Unaffiliated Issuers	$43,906,862	$36,877,140	$24,126,204	$17,380,141

(B) Foreign Currency at Cost	$480,634	$784	$195,942	$781

See accompanying notes to financial statements.

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$71,698,357	$65,926,828	$35,841,702

Cash	19,062	28,738	24

Segregated foreign currency at value (B)	—	2,238	91

Foreign currency at value (B)	296,506	169,633	120

Dividends and interest receivable	41,035	68,112	22,182

Receivable for securities sold	424,240	—	192,211

Other receivable	790	8,022	—

TOTAL ASSETS	72,479,990	66,203,571	36,056,330

LIABILITIES:

Payable for securities purchased	1,035,290	652,332	—

Deferred foreign capital gains tax liability (Note 2-C)	132,856	559,689	—

Due to Advisor (Note 4)	59,046	47,566	24,684

TOTAL LIABILITIES	1,227,192	1,259,587	24,684

NET ASSETS	$71,252,798	$64,943,984	$36,031,646

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	2,700,000	2,350,000	1,620,000

Net asset value, offering price and redemption price	$26.39	$27.64	$22.24

NET ASSETS CONSISTS OF:

Capital paid-in	$68,448,719	$66,548,857	$42,944,288

Total distributable earnings/(accumulated loss)	2,804,079	(1,604,873)	(6,912,642)

NET ASSETS	$71,252,798	$64,943,984	$36,031,646

(A) Investments at cost:

Unaffiliated Issuers	$63,952,052	$52,259,098	$37,745,697

(B) Foreign Currency at Cost	$296,708	$171,872	$91

See accompanying notes to financial statements.

24

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews China Discovery Active ETF	Matthews India Active ETF	Matthews Japan Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$2,069,852	$14,536,388	$2,459,007

Foreign currency at value (B)	279	161,875	—

Dividends and interest receivable	704	1,168	1,513

Receivable for securities sold	—	60,961	10,927

Other receivable	—	—	1,218

TOTAL ASSETS	2,070,835	14,760,392	2,472,665

LIABILITIES:

Payable for securities purchased	—	—	5,126

Deferred foreign capital gains tax liability (Note 2-C)	—	362,246	—

Due to Advisor (Note 4)	1,613	12,509	1,674

TOTAL LIABILITIES	1,613	374,755	6,800

NET ASSETS	$2,069,222	$14,385,637	$2,465,865

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	80,000	480,000	80,000

Net asset value, offering price and redemption price	$25.87	$29.97	$30.82

NET ASSETS CONSISTS OF:

Capital paid-in	$2,039,619	$13,684,737	$2,320,638

Total distributable earnings/(accumulated loss)	29,603	700,900	145,227

NET ASSETS	$2,069,222	$14,385,637	$2,465,865

(A) Investments at cost:

Unaffiliated Issuers	$1,955,086	$12,807,680	$2,257,528

(B) Foreign Currency at Cost	$279	$161,875	$—

See accompanying notes to financial statements.

Statements of Assets and Liabilities (continued)	December 31, 2024

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF

ASSETS:

Investments at value (A) (Note 2-A):

Unaffiliated issuers	$44,475,203	$3,186,923

Cash	36,457	2,167

Segregated foreign currency at value (B)	—	13,065

Dividends and interest receivable	418,194	5,886

Other receivable	—	356

TOTAL ASSETS	44,929,854	3,208,397

LIABILITIES:

Payable for securities purchased	—	2,762

Deferred foreign capital gains tax liability (Note 2-C)	—	1,945

Due to Advisor (Note 4)	33,318	1,323

Accrued other expenses payable	36,457	—

TOTAL LIABILITIES	69,775	6,030

NET ASSETS	$44,860,079	$3,202,367

SHARES OUTSTANDING:

(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	2,133,223	100,000

Net asset value, offering price and redemption price	$21.03	$32.02

NET ASSETS CONSISTS OF:

Capital paid-in	$47,999,384	$3,103,057

Total distributable earnings/(accumulated loss)	(3,139,305)	99,310

NET ASSETS	$44,860,079	$3,202,367

(A) Investments at cost:

Unaffiliated Issuers	$47,624,038	$3,095,119

(B) Foreign Currency at Cost	$—	$13,065

See accompanying notes to financial statements.

Statements of Operations	Period Ended December 31, 2024

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF[1]

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$1,204,543	$471,980	$296,393	$136,642

Interest	177,644	89,896	13,396	7,708

Foreign withholding tax	(131,501)	(53,079)	(31,064)	(13,622)

TOTAL INVESTMENT INCOME	1,250,686	508,797	278,725	130,728

EXPENSES:

Investment advisory fees (Note 4)	440,076	190,671	177,165	90,100

TOTAL EXPENSES	440,076	190,671	177,165	90,100

Advisory fees waived and expenses waived or reimbursed (Note 4)	—	—	—	(9,101)

NET EXPENSES	440,076	190,671	177,165	80,999

NET INVESTMENT INCOME (LOSS)	810,610	318,126	101,560	49,729

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	3,702,822	(910,591)	136,984	(434,542)

Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	529,102	—	—	—

Net realized gain (loss) on foreign currency related transactions	(143,923)	(48,519)	(16,641)	(13,602)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	917,392	1,055,969	(404,990)	(624,872)

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(56,452)	(18,464)	(281,653)	(107,140)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(3,697)	(524)	44	(180)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	4,945,244	77,871	(566,256)	(1,180,336)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,755,854	$395,997	($464,696)	($1,130,607)

1 The Fund commenced operations on January 10, 2024.

See accompanying notes to financial statements.

Statements of Operations (continued)	Period Ended December 31, 2024

	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$1,898,706	$814,506	$709,041

Interest	100,411	90,113	24,514

Foreign withholding tax	(247,415)	(125,956)	(52,339)

TOTAL INVESTMENT INCOME	1,751,702	778,663	681,216

EXPENSES:

Investment advisory fees (Note 4)	661,736	550,409	212,964

TOTAL EXPENSES	661,736	550,409	212,964

NET INVESTMENT INCOME (LOSS)	1,089,966	228,254	468,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN

CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS

TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	(4,979,912)	5,664,881	(2,627,154)

Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	3,391,905	3,170,255	520,243

Net realized gain (loss) on foreign currency related transactions	(373,491)	(216,675)	(1,113)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	4,748,601	1,468,579	4,659,585

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(14,312)	(236,734)	—

Net change in unrealized appreciation/depreciation on foreign currency related translations	(1,475)	1,783	30

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	2,771,316	9,852,089	2,551,591

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,861,282	$10,080,343	$3,019,843

See accompanying notes to financial statements.

Statements of Operations (continued)	Period Ended December 31, 2024

	Matthews China Discovery Active ETF[1]	Matthews India Active ETF	Matthews Japan Active ETF

INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$142,744	$93,246	$52,657
Interest	5,990	6,332	4,475
Foreign withholding tax	(3,082)	(20,279)	(7,031)

TOTAL INVESTMENT INCOME	145,652	79,299	50,101

EXPENSES:
Investment advisory fees (Note 4)	25,176	96,988	20,708

TOTAL EXPENSES	25,176	96,988	20,708

Advisory fees waived and expenses waived or reimbursed (Note 4)	(2,543)	—	—

NET EXPENSES	22,633	96,988	20,708

NET INVESTMENT INCOME (LOSS)	123,019	(17,689)	29,393

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	(87,929)	(486,112)	(24,713)
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	229,799	1,125	187,970
Net realized gain (loss) on foreign currency related transactions	(1,006)	(42,680)	(2,097)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	114,766	1,244,848	124,577
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(273,215)	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	—	—	(71)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	255,630	443,966	285,666
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$378,649	$426,277	$315,059

1	The Fund commenced operations on January 10, 2024.

See accompanying notes to financial statements.

Statements of Operations (continued)	Period Ended December 31, 2024

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF

INVESTMENT INCOME:

Dividends—Unaffiliated Issuers	$950,479	$51,279

Interest	204,995	2,112

Foreign withholding tax	(504,106)	(5,466)

TOTAL INVESTMENT INCOME	651,368	47,925

EXPENSES:

Investment advisory fees (Note 4)	477,382	13,218

TOTAL EXPENSES	477,382	13,218

NET INVESTMENT INCOME (LOSS)	173,986	34,707

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:

Net realized gain (loss) on investments—Unaffiliated Issuers	1,639,853	72,225

Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	99,794	—

Net realized gain (loss) on foreign currency related transactions	(111,532)	(900)

Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(11,583,991)	8,301

Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(512)

Net change in unrealized appreciation/depreciation on foreign currency related translations	(7,265)	(81)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	(9,963,141)	79,033

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	($9,789,155)	$113,740

See accompanying notes to financial statements.

Statements of Changes in Net Assets

MATTHEWS EMERGING MARKETS EQUITY ACTIVE ETF	Year Ended December 31, 2024	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	$810,610	$712,803
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	4,088,001	(2,503,064)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	913,695	2,998,262
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(56,452)	(70,322)
Net increase (decrease) in net assets resulting from operations	5,755,854	1,137,679
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(3,717,396)	(5,917)
Return of capital	(35,482)	—
Net decrease in net assets resulting from distributions	(3,752,878)	(5,917)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(9,675,783)	48,471,365
Total increase (decrease) in net assets	(7,672,807)	49,603,127
NET ASSETS:
Beginning of year	55,907,013	6,303,886
End of year	$48,234,206	$55,907,013

MATTHEWS EMERGING MARKETS EX CHINA ACTIVE ETF	Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$318,126	$95,436
Net realized gain (loss) on investments and foreign currency related transactions	(959,110)	(162,752)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,055,445	821,502
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(18,464)	(14,334)
Net increase (decrease) in net assets resulting from operations	395,997	739,852
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(362,864)	(100,234)
Return of capital	(11,705)	—
Net decrease in net assets resulting from distributions	(374,569)	(100,234)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	29,109,830	8,191,671
Total increase (decrease) in net assets	29,131,258	8,831,289
NET ASSETS:
Beginning of period	8,831,289	—
End of period	$37,962,547	$8,831,289

[1]	The Fund commenced operations on January 10, 2023.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE ACTIVE ETF	Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$101,560	$1,021
Net realized gain (loss) on investments and foreign currency related transactions	120,343	(23,709)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(404,946)	624,535
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(281,653)	(22,457)
Net increase (decrease) in net assets resulting from operations	(464,696)	579,390
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(797,850)	(3,113)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	11,369,312	13,578,322
Total increase (decrease) in net assets	10,106,766	14,154,599
NET ASSETS:
Beginning of period	14,154,599	—
End of period	$24,261,365	$14,154,599

[1] The Fund commenced operations on September 21, 2023.

MATTHEWS EMERGING MARKETS DISCOVERY ACTIVE ETF		For the Period Ended December 31, 2024[1]

OPERATIONS:
Net investment income (loss)		$49,729
Net realized gain (loss) on investments and foreign currency related transactions		(448,144)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations		(625,052)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation		(107,140)
Net increase (decrease) in net assets resulting from operations		(1,130,607)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions		(241,164)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)		18,357,624
Total increase (decrease) in net assets		16,985,853
NET ASSETS:
Beginning of period		—
End of period		$16,985,853

[1]	The Fund commenced operations on January 10, 2024.

MATTHEWS PACIFIC TIGER ACTIVE ETF	Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$1,089,966	$72,047
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(1,961,498)	(781,282)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	4,747,126	2,996,835
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(14,312)	(118,544)
Net increase (decrease) in net assets resulting from operations	3,861,282	2,169,056
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(541,304)	(58,559)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(11,856,331)	77,678,654
Total increase (decrease) in net assets	(8,536,353)	79,789,151
NET ASSETS:
Beginning of period	79,789,151	—
End of period	$71,252,798	$79,789,151

[1]	The Fund commenced operations on September 21, 2023.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

MATTHEWS ASIA INNOVATORS ACTIVE ETF	Year Ended December 31, 2024	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	$228,254	$464,247
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	8,618,461	(17,666,846)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,470,362	9,903,589
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(236,734)	(326,321)
Net increase (decrease) in net assets resulting from operations	10,080,343	(7,625,331)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(173,298)	(841,608)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(29,772,464)	(12,162,685)
Total increase (decrease) in net assets	(19,865,419)	(20,629,624)
NET ASSETS:
Beginning of year	84,809,403	105,439,027
End of year	$64,943,984	$84,809,403

MATTHEWS CHINA ACTIVE ETF	Year Ended December 31, 2024	Year Ended December 31, 2023

OPERATIONS:
Net investment income (loss)	$468,252	$333,546
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(2,108,024)	(2,588,726)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	4,659,615	(7,010,154)
Net increase (decrease) in net assets resulting from operations	3,019,843	(9,265,334)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(469,395)	(350,744)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	11,743,998	21,254,398
Total increase (decrease) in net assets	14,294,446	11,638,320
NET ASSETS:
Beginning of year	21,737,200	10,098,880
End of year	$36,031,646	$21,737,200

MATTHEWS CHINA DISCOVERY ACTIVE ETF		For the Period Ended December 31, 2024[1]

OPERATIONS:
Net investment income (loss)		$123,019
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions		140,864
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations		114,766
Net increase (decrease) in net assets resulting from operations		378,649
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions		(112,438)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)		1,803,011
Total increase (decrease) in net assets		2,069,222
NET ASSETS:
Beginning of period		—
End of period		$2,069,222

[1]	The Fund commenced operations on January 10, 2024.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

MATTHEWS INDIA ACTIVE ETF	Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	($17,689)	($3,252)
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(527,667)	(15,606)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,244,848	483,860
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(273,215)	(89,031)
Net increase (decrease) in net assets resulting from operations	426,277	375,971
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(107,386)	—
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	8,126,833	5,563,942
Total increase (decrease) in net assets	8,445,724	5,939,913
NET ASSETS:
Beginning of period	5,939,913	—
End of period	$14,385,637	$5,939,913

1	The Fund commenced operations on September 21, 2023.

MATTHEWS JAPAN ACTIVE ETF	Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$29,393	$5,636
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	161,160	(24,651)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	124,506	76,914
Net increase (decrease) in net assets resulting from operations	315,059	57,899
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(37,412)	(5,378)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	1,135,697	1,000,000
Total increase (decrease) in net assets	1,413,344	1,052,521
NET ASSETS:
Beginning of period	1,052,521	—
End of period	$2,465,865	$1,052,521

1	The Fund commenced operations on September 21, 2023.

MATTHEWS KOREA ACTIVE ETF	Year Ended December 31, 2024	Year Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$173,986	$546,699
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	1,628,115	5,122,405
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(11,591,256)	4,452,369
Net increase (decrease) in net assets resulting from operations	(9,789,155)	10,121,473
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(2,471,651)	(1,077,132)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(10,049,732)	(21,896,480)
Total increase (decrease) in net assets	(22,310,538)	(12,852,139)
NET ASSETS:
Beginning of year	67,170,617	80,022,756
End of year	$44,860,079	$67,170,617

1

The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)

MATTHEWS ASIA DIVIDEND ACTIVE ETF	Year Ended December 31, 2024	For the Period Ended December 31, 2023[1]

OPERATIONS:
Net investment income (loss)	$34,707	$5,997
Net realized gain (loss) on investments and foreign currency related transactions	71,325	(640)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	8,220	83,585
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(512)	(1,433)
Net increase (decrease) in net assets resulting from operations	113,740	87,509
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(96,121)	(5,818)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	1,603,057	1,500,000
Total increase (decrease) in net assets	1,620,676	1,581,691
NET ASSETS:
Beginning of period	1,581,691	—
End of period	$3,202,367	$1,581,691

1	The Fund commenced operations on September 21, 2023.

See accompanying notes to financial statements.

Financial Highlights

Matthews Emerging Markets Equity Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$28.24	$26.27	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.44	0.44	0.23
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.65	1.53	1.18
Total from investment operations	3.09	1.97	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	—[3]	(0.14)
Net realized gains on investments	(1.89)	—	—
Return of capital	(0.02)	—	—
Total distributions	(2.27)	—	(0.14)
Net Asset Value, end of Period	$29.06	$28.24	$26.27
TOTAL RETURN[4]	10.79%	7.51%	5.63%[5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$48,234	$55,907	$6,304
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79%[6]
Ratio of net investment income (loss) to average net assets	1.46%	1.64%	1.93%[6]
Portfolio turnover	209.01%	54.86%	15.47%[5]

1	The Fund commenced operations on July 13, 2022.

2	Calculated using the average daily shares method.

3	Less than $0.01 per share.

4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

5	Not annualized.

6	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Emerging Markets ex China Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$27.60	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.39	0.45
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.50	2.46
Total from investment operations	1.89	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.31)
Return of capital	(0.01)	—
Total distributions	(0.29)	(0.31)
Net Asset Value, end of Period	$29.20	$27.60
TOTAL RETURN[3]	6.83%	11.68%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$37,963	$8,831
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%[5]
Ratio of net investment income (loss) to average net assets	1.32%	1.81%[5]
Portfolio turnover	115.95%	28.64%[4]

1	The Fund commenced operations on January 10, 2023.

2	Calculated using the average daily shares method.

3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Emerging Markets Sustainable Future Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$25.74	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.12	—[3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.80)	0.75
Total from investment operations	(0.68)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)	(0.01)
Net realized gains on investments	(0.13)	—
Total distributions	(0.80)	(0.01)
Net Asset Value, end of Period	$24.26	$25.74
TOTAL RETURN[4]	(2.74%)	2.98%[5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$24,261	$14,155
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%[6]
Ratio of net investment income (loss) to average net assets	0.45%	0.07%[6]
Portfolio turnover	45.12%	0.37%[5]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	Less than $0.01 per share.

4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

5	Not annualized.

6	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Emerging Markets Discovery Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout the period presented.

Period Ended Dec. 31, 2024[1]
Net Asset Value, beginning of Period	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(1.21)
Total from investment operations	(1.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)
Net Asset Value, end of Period	$23.59
TOTAL RETURN[3]	(4.33%)[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$16,986
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99%[5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.89%[5]
Ratio of net investment income (loss) to average net assets	0.54%[5]
Portfolio turnover	39.15%[4]

1	The Fund commenced operations on January 10, 2024.

2	Calculated using the average daily shares method.

3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Pacific Tiger Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$25.33	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.34	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.87	0.31
Total from investment operations	1.21	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.03)
Net realized gains on investments	(0.07)	—
Total distributions	(0.15)	(0.03)
Net Asset Value, end of Period	$26.39	$25.33
TOTAL RETURN[3]	4.78%	1.44%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$71,253	$79,789
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%[5]
Ratio of net investment income (loss) to average net assets	1.30%	0.80%[5]
Portfolio turnover	451.30%	12.07%[4]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Asia Innovators Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$23.56	$24.24	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.09	0.09	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	4.06	(0.54)	(0.72)
Total from investment operations	4.15	(0.45)	(0.76)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.23)	—
Net Asset Value, end of Period	$27.64	$23.56	$24.24
TOTAL RETURN[3]	17.60%	(1.83%)	(3.04%)[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$64,944	$84,809	$105,439
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79%[5]
Ratio of net investment income (loss) to average net assets	0.33%	0.39%	(0.33%	)[5]
Portfolio turnover	268.33%	277.86%	72.56%[4]

  1 The Fund commenced operations on July 13, 2022.

  2  Calculated using the average daily shares method.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 Not annualized.

  5 Annualized.

  See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews China Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023		Period Ended Dec. 31, 2022[1]
Net Asset Value, beginning of Period	$19.07	$24.04		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.36	0.25		(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.10	(4.91)		(0.93)
Total from investment operations	3.46	(4.66)		(0.96)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.31)		—
Net Asset Value, end of Period	$22.24	$19.07		$24.04
TOTAL RETURN[3]	18.13%	(19.35%	)	(3.84%	)[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$36,032	$21,737		$10,099
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%		0.79%[5]
Ratio of net investment income (loss) to average net assets	1.74%	1.15%		(0.24%	)[5]
Portfolio turnover	55.22%	58.98%		12.48%[4]

  1 The Fund commenced operations on July 13, 2022.

  2 Calculated using the average daily shares method.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 Not annualized.

  5 Annualized.

  See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews China Discovery Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout the period presented.

Period Ended Dec. 31, 2024[1]
Net Asset Value, beginning of Period	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	1.20
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.08

Total from investment operations	2.28
LESS DISTRIBUTIONS FROM:
Net investment income	(1.41)
Net Asset Value, end of Period	$25.87
TOTAL RETURN[3]	9.10%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$2,069
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99%[5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.89%[5]

Ratio of net investment income (loss) to average net assets	4.82%[5]

Portfolio turnover	115.31%[4]

  1 The Fund commenced operations on January 10, 2024.

  2 Calculated using the average daily shares method.

  3 The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

  4 Not annualized.

  5 Annualized.

  See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews India Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$27.00	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	(0.04)	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.18	2.03
Total from investment operations	3.14	2.00
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	—
Net realized gains on investments	(0.15)	—
Total distributions	(0.17)	—
Net Asset Value, end of Period	$29.97	$27.00
TOTAL RETURN[3]	11.61%	8.00%[4]
RATIOS/SUPPLEMENTAL DATA

Net assets, end of Period (in 000’s)	$14,386	$5,940

Ratio of expenses to average net assets (Note 4)	0.79%	0.79%[5]

Ratio of net investment income (loss) to average net assets	(0.14%)	(0.37%)[5]

Portfolio turnover	127.51%	14.97%[4]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Japan Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]
Net Asset Value, beginning of Period	$26.31	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.34	0.14
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	4.64	1.30
Total from investment operations	4.98	1.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.13)
Net Asset Value, end of Period	$30.82	$26.31
TOTAL RETURN[3]	18.92%	5.79%[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$2,466	$1,053
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%[5]
Ratio of net investment income (loss) to average net assets	1.12%	2.07%[5]
Portfolio turnover	103.46%	45.53%[4]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Korea Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 20231, [2]	Year Ended Dec. 31, 2022[2]	Year Ended Dec. 31, 2021[2]	Year Ended Dec. 31, 2020[2]

Net Asset Value, beginning of Year	$26.31	$23.18	$34.53	$37.05	$26.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[3]	0.07	0.55	0.36	0.36	0.06

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(4.25)	3.00	(9.07)	(0.42)	10.75

Total from investment operations	(4.18)	3.55	(8.71)	(0.06)	10.81

LESS DISTRIBUTIONS FROM:

Net investment income	(0.80)	(0.42)	—	(0.66)	(0.30)

Net realized gains on investments	(0.30)	—	(2.64)	(1.80)	—

Total distributions	(1.10)	(0.42)	(2.64)	(2.46)	(0.30)

Net Asset Value, end of Year	$21.03	$26.31	$23.18	$34.53	$37.05

TOTAL RETURN[4]	(16.10%)	15.41%	(25.39%)	(0.16%)	40.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of Year (in 000’s)	$44,860	$67,171	$9,166	$14,998	$12,192

Ratio of expenses to average net assets (Note 4)	0.79%	0.88%	1.08%	0.98%	1.05%

Ratio of net investment income (loss) to average net assets	0.29%	2.26%	1.20%	0.93%	0.28%

Portfolio turnover	41.08%	31.75%	56.94%	40.18%	39.62%

1

The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

2	On June 23, 2023, the Predecessor Fund effected a reverse share split with a ratio of 1 : 0.166538 (old to new). All per share data has been adjusted to reflect the reverse share split.

3	Calculated using the average daily shares method.

4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

See accompanying notes to financial statements.

Financial Highlights (continued)

Matthews Asia Dividend Active ETF

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$31.63	$30.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)[2]	0.68	0.12

Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.63	1.63

Total from investment operations	2.31	1.75

LESS DISTRIBUTIONS FROM:

Net investment income	(0.81)	(0.12)

Net realized gains on investments	(1.11)	—

Total distributions	(1.92)	(0.12)

Net Asset Value, end of Period	$32.02	$31.63

TOTAL RETURN[3]	7.30%	5.83%[4]

RATIOS/SUPPLEMENTAL DATA

Net assets, end of Period (in 000’s)	$3,202	$1,582

Ratio of expenses to average net assets (Note 4)	0.79%	0.79%[5]

Ratio of net investment income (loss) to average net assets	2.07%	1.45%[5]

Portfolio turnover	37.62%	5.82%[4]

1	The Fund commenced operations on September 21, 2023.

2	Calculated using the average daily shares method.

3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

1.	ORGANIZATION

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024, the Trust issued twenty-five separate series of shares. This shareholder report pertains to twelve of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Active ETF, Mathews Emerging Markets ex China Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews India Active ETF, Matthews Japan Active ETF, Matthews Korea Active ETF and Matthews Asia Dividend Active ETF. The Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF were incepted on January 10, 2024. All of the Funds are considered diversified with the exception of Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews China Discovery Active ETF and Matthews India Active ETF which are considered non-diversified. The other thirteen separate series of the Trust are mutual funds and are covered in a separate shareholder report.

The Funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement may purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Individual shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.matthewsasia.com.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment advisor (the “investment advisor”), to make fair valuation determinations under adopted procedures subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rates. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE and the Nasdaq are closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.

FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

Notes to Financial Statements (continued)

Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services may be used whenthe Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

On December 31, 2024, securities held by the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Korea Active ETF were classified as Level 1, based on the inputs used to determine their fair values.

On December 31, 2024, the following Funds had level 1, level 2 and level 3 fair valued securities:

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Discovery Active ETF	Matthews Pacific Tiger Active ETF	Matthews Asia Dividend Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$—	$—	$—	$273,304
Bangladesh	—	—	94,301	—	—
Brazil	1,396,355	2,016,494	990,725	—	—
Chile	—	378,030	564,952	—	—
China/Hong Kong	11,488,746	—	3,978,816	23,141,902	844,236
India	10,611,151	8,655,831	4,424,113	12,842,748	300,770
Indonesia	1,190,904	1,167,119	162,207	1,419,049	48,823
Japan	—	—	—	—	963,563
Macau	—	—	—	369,596	—
Malaysia	—	1,192,353	—	1,777,392	—
Mexico	271,255	584,005	—	—	—
Peru	—	934,409	—	—	—
Philippines	486,840	1,255,357	332,725	513,583	—
Poland	—	386,389	372,661	—	—
Saudi Arabia	—	398,099	545,598	—	—
Singapore	725,393	1,183,371	—	3,366,998	102,358
South Africa	1,092,034	730,821	602,289	—	—
South Korea	4,846,934	3,433,889	1,263,520	5,547,035	193,838
Taiwan	11,979,203	8,492,799	2,319,043	17,496,629	313,862
Turkey	—	287,517	235,334	—	—
United Arab Emirates	806,747	1,881,776	—	—	—
United States	—	1,192,594	—	—	—
Vietnam	780,583	907,603	279,882	1,714,758	—
Short-Term Investments	1,740,694	3,326,561	333,816	2,583,340	85,398

Total	47,416,839	38,405,017	16,499,982	70,773,030	3,126,152
Level 2: Other Significant Observable Inputs					—
Common Equities:
Thailand	427,057	349,454	149,801	925,327	60,771
Level 3: Significant Unobservable Inputs
Common Equities:
India	—	—	105,486	—	—
Total Market Value of Investments	$47,843,896	$38,754,471	$16,755,269	$71,698,357	$3,186,923

Notes to Financial Statements (continued)

Changes in the Balances of Level 3 Securities: The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.
Matthews Emerging Markets Discovery Active ETF
Common Equities— India
Balance as of 12/31/23 (market value)	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(8,686)
Purchases	114,172
Sales	—
Transfers in to Level 3	—
Transfer out of Level 3	—
Balance as of 12/31/24 (market value)	$105,486
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 12/31/24*	($8,686)

*	Included in the related amounts on the Statements of Operations.

C.

RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).

Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.

Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.

Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.

The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

50

Notes to Financial Statements (continued)

VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.

The ongoing conflict from Russia’s invasion of Ukraine has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of December 31, 2024, the Funds did not hold any Russian securities.

Recently, the war among Israel, Hamas and other militant groups in the Middle East has increased tensions in the region and has caused and could continue to cause market disruptions in the Middle East and globally. The conflict between Israel, Hamas and other militant groups and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.

The current political climate has intensified concerns about trade tariffs and a potential trade war between the United States and certain foreign countries, including China, Mexico and Canada, among others. These consequences may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.

D.	DISTRIBUTIONS TO SHAREHOLDERS:

It is the policy of Matthews Asia Dividend Active ETF to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. The Funds will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole shares of the Funds only if the broker through whom you purchased your shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you. Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

The tax character of distributions paid for periods ended December 31, 2024 and December 31, 2023 were as follows:

PERIOD ENDED DECEMBER 31, 2024	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Taxable Distributions

Matthews Emerging Markets Equity Active ETF	$2,755,630	$961,766	$35,482	$3,752,878
Matthews Emerging Markets ex China Active ETF	362,864	—	11,705	374,569

Matthews Emerging Markets Sustainable Future Active ETF	782,460	15,390	—	797,850
Matthews Emerging Markets Discovery Active ETF	241,164	—	—	241,164

Matthews Pacific Tiger Active ETF	541,304	—	—	541,304
Matthews Asia Innovators Active ETF	173,298	—	—	173,298

Matthews China Active ETF	469,395	—	—	469,395
Matthews China Discovery Active ETF	112,438	—	—	112,438

Matthews India Active ETF	101,716	5,670	—	107,386
Matthews Japan Active ETF	37,412	—	—	37,412

Matthews Korea Active ETF	2,471,623	28	—	2,471,651
Matthews Asia Dividend Active ETF	84,957	11,164	—	96,121

PERIOD ENDED DECEMBER 31, 2023			Ordinary Income	Total Taxable Distributions

Matthews Emerging Markets Equity Active ETF			$5,917	($5,917)
Matthews Emerging Markets ex China Active ETF			100,234	(100,234)

Matthews Emerging Markets Sustainable Future Active ETF			3,113	(3,113)
Matthews Pacific Tiger Active ETF			58,559	(58,559)

Matthews Asia Innovators Active ETF			841,608	(841,608)
Matthews China Active ETF			350,744	(350,744)

Matthews India Active ETF			—	—

51

Notes to Financial Statements (continued)

PERIOD ENDED DECEMBER 31, 2023	Ordinary Income	Total Taxable Distributions

Matthews Japan Active ETF	$5,378	($5,378)
Matthews Korea Active ETF	1,077,132	(1,077,132)

Matthews Asia Dividend Active ETF	5,818	(5,818)

E.

INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

F.

CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian of 3% above the effective federal funds rate on outstanding balances. QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.

G.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged for the costs to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition.

	Year Ended December 31, 2024		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS EMERGING MARKETS EQUITY ACTIVE ETF

Shares sold	—	$—	2,700,000	$73,704,102
Shares redeemed	(320,000)	(9,675,783)	(960,000)	(25,232,737)
Net increase (decrease)	(320,000)	($9,675,783)	1,740,000	$48,471,365

	Year Ended December 31, 2024		For the Period Ended December 31, 2023[1]

	Shares	Amount	Shares	Amount
MATTHEWS EMERGING MARKETS EX CHINA ACTIVE ETF

Shares sold	980,000	$29,109,830	320,000	$8,191,671
Shares redeemed	—	—	—	—
Net increase	980,000	$29,109,830	320,000	$8,191,671

52

Notes to Financial Statements (continued)

	Year Ended December 31, 2024		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE ACTIVE ETF

Shares sold	450,000	$11,369,312	550,000	$13,578,322
Shares redeemed	—	—	—	—
Net increase	450,000	$11,369,312	550,000	$13,578,322

			For the Period Ended December 31, 2024[3]
			Shares	Amount

MATTHEWS EMERGING MARKETS DISCOVERY ACTIVE ETF

Shares sold			720,000	$18,357,624
Shares redeemed			—	—
Net increase			720,000	$18,357,624

	Year Ended December 31, 2024		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS PACIFIC TIGER ACTIVE ETF

Shares sold	600,000	$16,097,160	3,150,000	$77,678,654
Shares redeemed	(1,050,000)	(27,953,491)	—	—
Net increase (decrease)	(450,000)	($11,856,331)	3,150,000	$77,678,654

	Year Ended December 31, 2024		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS ASIA INNOVATORS ACTIVE ETF

Shares sold	50,000	$1,321,210	1,400,000	$36,516,439
Shares redeemed	(1,300,000)	(31,093,674)	(2,150,000)	(48,679,124)
Net (decrease)	(1,250,000)	($29,772,464)	(750,000)	($12,162,685)

	Year Ended December 31, 2024		Year Ended December 31, 2023

	Shares	Amount	Shares	Amount

MATTHEWS CHINA ACTIVE ETF

Shares sold	660,000	$15,644,799	1,160,000	$30,207,259
Shares redeemed	(180,000)	(3,900,801)	(440,000)	(8,952,861)
Net increase	480,000	$11,743,998	720,000	$21,254,398

			For the Period Ended December 31, 2024[3]

			Shares	Amount

MATTHEWS CHINA DISCOVERY ACTIVE ETF

Shares sold			160,000	$4,025,241
Shares redeemed			(80,000)	(2,222,230)
Net increase			80,000	$1,803,011

53

Notes to Financial Statements (continued)

	Year Ended December 31, 2024		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS INDIA ACTIVE ETF

Shares sold	420,000	$12,909,337	220,000	$5,563,942
Shares redeemed	(160,000)	(4,782,504)	—	—
Net increase	260,000	$8,126,833	220,000	$5,563,942

	Year Ended December 31, 2024		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS JAPAN ACTIVE ETF

Shares sold	80,000	$2,359,853	40,000	$1,000,000
Shares redeemed	(40,000)	(1,224,156)	—	—
Net increase	40,000	$1,135,697	40,000	$1,000,000

	Year Ended December 31, 2024		Year Ended December 31, 2023[4,5]

	Shares	Amount	Shares	Amount

MATTHEWS KOREA ACTIVE ETF (FORMERLY INSTITUTIONAL CLASS)
Shares sold	100,000	$2,577,068	2,718,906	$70,480,765
Shares issued through reinvestment of distributions	—	—	42,186	1,051,693
Shares redeemed	(520,000)	(12,626,800)	(603,244)	(15,058,183)
Net increase (decrease)	(420,000)	($10,049,732)	2,157,848	$56,474,275
Investor class
Shares sold	—	$—	318,248	$1,279,757
Shares issued through reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(18,877,339)	(79,650,512)
Net (decrease)			(18,559,091)	($78,370,755)

	Year Ended December 31, 2024		For the Period Ended December 31, 2023[2]

	Shares	Amount	Shares	Amount

MATTHEWS ASIA DIVIDEND ACTIVE ETF

Shares sold	50,000	$1,603,057	50,000	$1,500,000
Shares redeemed	—	—	—	—
Net increase	50,000	$1,603,057	50,000	$1,500,000

1	The Fund commenced operations on January 10, 2023.
2	The Fund commenced operations on September 21, 2023.
3	The Fund commenced operations on January 10, 2024.
4

The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

5

On June 23, 2023, the Predecessor Fund’s Institutional Class effected a reverse share split with a ratio of 1 : 0.166538 (old to new). Share amounts transacted prior to June 23, 2023 have been adjusted to reflect the reverse share split.

4.	INVESTMENT MANAGEMENT FEES

Pursuant to the Investment Management Agreement dated June 30, 2023, as amended, between Matthews and the Trust (the “Management Agreement”), Matthews will pay substantially all the expenses of each Fund excluding management fees, interest expenses, taxes, brokerage fees, securities lending fees, payments under a Fund’s 12b-1 plan (if any), acquired fund fees, litigation expenses and any extraordinary expenses. Under the Management Agreement, each Fund, other than the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF, pays Matthews 0.79% of the aggregate average daily net assets of the Fund. Each of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF pays Matthews 0.99% of the aggregate average daily net assets of the Fund. The Funds pay Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Funds’ average daily net assets for the month.

54

Notes to Financial Statements (continued)

Pursuant to a fee waiver agreement dated April 28, 2023 (the “Korea ETF Fee Waiver Agreement”), Matthews has agreed to waive a portion of the management fee with respect to the Matthews Korea Active ETF if and to the extent that the total annual operating expense ratio of the lowest cost share class of any “Family-Priced Fund” is less than the applicable management fee rate of the Matthews Korea Active ETF. The Family-Priced Funds are the series of the Trust that are operated as mutual funds, other than the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund. The Korea ETF Fee Waiver Agreement will remain in effect until terminated by the Board and a majority of the Independent Trustees. Based on the currently applicable expense ratios for the Family-Priced Funds, it is not expected that a waiver under the Korea ETF Fee Waiver Agreement will occur in the foreseeable future.

Pursuant to a fee waiver agreement dated December 29, 2023 (the “Discovery ETF Fee Waiver Agreement”), Matthews has contractually agreed to waive 0.10% of the fee payable under the Management Agreement for the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Acitve ETF. Matthews may not recoup fees waived pursuant to the Discovery ETF Fee Waiver Agreement. The Board may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date. For the period ended December 31, 2024, the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF waived management fees of $9,101 and $2,543, respectively.

5.	INVESTMENTS

For the period ended December 31, 2024, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Proceeds from Sales

Matthews Emerging Markets Equity Active ETF	$107,454,113	$116,688,542
Matthews Emerging Markets ex China Active ETF	38,864,766	25,864,353
Matthews Emerging Markets Sustainable Future Active ETF	17,077,771	9,930,834
Matthews Emerging Markets Discovery Active ETF	18,586,045	3,738,022
Matthews Pacific Tiger Active ETF	358,586,436	364,486,968
Matthews Asia Innovators Active ETF	180,853,877	198,862,294
Matthews China Active ETF	27,153,277	14,873,201
Matthews China Discovery Active ETF	5,711,275	2,826,424
Matthews India Active ETF	23,017,907	15,504,825
Matthews Japan Active ETF	2,710,658	2,535,246
Matthews Korea Active ETF	22,945,713	32,979,335
Matthews Asia Dividend Active ETF	1,155,210	647,742

For the period ended December 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Proceeds from Sales

Matthews Emerging Markets Equity Active ETF	$—	$4,370,258
Matthews Emerging Markets ex China Active ETF	13,597,453	—
Matthews Emerging Markets Sustainable Future Active ETF	2,894,747	—
Matthews Emerging Markets Discovery Active ETF	2,677,072	—
Matthews Pacific Tiger Active ETF	5,083,819	13,611,808
Matthews Asia Innovators Active ETF	—	13,675,068
Matthews China Active ETF	1,779,176	2,732,122
Matthews China Discovery Active ETF	277,683	1,387,235
Matthews India Active ETF	—	42,771
Matthews Japan Active ETF	2,129,791	1,149,429
Matthews Korea Active ETF	42,372	236,678
Matthews Asia Dividend Active ETF	964,818	—

6.	SEGMENT REPORTING

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ investment advisor, Matthews International Capital Management, LLC, acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their

55

Notes to Financial Statements (continued)

respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

7.	INCOME TAX INFORMATION

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2024. Therefore, no federal income tax provision is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2024, the components of accumulated earnings/deficit on tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards

Matthews Emerging Markets ex China Active ETF	$—	$—	($404,685)
Matthews Emerging Markets Sustainable Future Active ETF	201	101,352	—

Matthews Emerging Markets Discovery Active ETF	—	—	(108,012)
Matthews Asia Innovators Active ETF	—	—	(12,875,281)

Matthews China Active ETF	13,117	—	(4,428,903)
Matthews China Discovery Active ETF	4,022	—	(58,355)

Matthews Japan Active ETF	—	—	(9,842)
Matthews Korea Active ETF	—	1,889,500	—

Matthews Asia Dividend Active ETF	10,070	14,173	—

	Late Year Losses*	Other Temporary Differences	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/Deficit

Matthews Emerging Markets Equity Active ETF	($284,830)	$—	$3,022,576	$2,737,746
Matthews Emerging Markets ex China Active ETF	(628,690)	—	1,706,126	672,751

Matthews Emerging Markets Sustainable Future Active ETF	(103,379)	—	(684,443)	(686,269)
Matthews Emerging Markets Discovery Active ETF	(236,448)	—	(1,027,311)	(1,371,771)

Matthews Pacific Tiger Active ETF	(1,165,276)	—	3,969,355	2,804,079
Matthews Asia Innovators Active ETF	(78,602)	—	11,349,010	(1,604,873)

Matthews China Active ETF	—	—	(2,496,856)	(6,912,642)
Matthews China Discovery Active ETF	(14,945)	—	98,881	29,603

Matthews India Active ETF	(448,598)	—	1,149,498	700,900
Matthews Japan Active ETF	(34,738)	—	189,807	145,227

Matthews Korea Active ETF	(158,902)	—	(4,869,903)	(3,139,305)
Matthews Asia Dividend Active ETF	—	—	75,067	99,310

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
**

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark to market adjustments.

As of December 31, 2024, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Amount With No Expiration

	Short-term Losses	Long-term Losses	Total

Matthews Emerging Markets ex China Active ETF	$383,576	$21,109	$404,685
Matthews Emerging Markets Discovery Active ETF	108,012	—	108,012
Matthews Asia Innovators Active ETF	12,875,281	—	12,875,281
Matthews China Active ETF	1,802,281	2,626,622	4,428,903
Matthews China Discovery Active ETF	58,355	—	58,355
Matthews Japan Active ETF	9,842	—	9,842

56

Notes to Financial Statements (continued)

The following Funds utilized capital loss carryforwards in the current year:

Utilized Capital Loss Carryforwards

Matthews Emerging Markets Equity Active ETF	$821,113
Matthews Asia Innovators Active ETF	2,787,746

Matthews Japan Active ETF	7,233

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to investments in PFICs, non-deductible expenses, foreign currency reclassification, NOL (net operating loss) adjustments, capital gains tax, distributions in excess of current earnings and profits, re-characterization of distributions, investment in swaps, adjustments on distributions related to taxable spinoffs and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase/ (Decrease) Paid-in-Capital	Increase/(Decrease) Total Distributable Earnings/(Accumulated Loss)

Matthews Emerging Markets Equity Active ETF	$509,319	($509,319)
Matthews Pacific Tiger Active ETF	2,626,396	(2,626,396)

Matthews Asia Innovators Active ETF	1,601,482	(1,601,482)
Matthews China Active ETF	461,546	(461,546)

Matthews China Discovery Active ETF	236,608	(236,608)
Matthews India Active ETF	(6,038)	6,038

Matthews Japan Active ETF	184,941	(184,941)
Matthews Korea Active ETF	266,453	(266,453)

As of December 31, 2024, the tax cost of investments and the related net unrealized appreciation and depreciation were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Matthews Emerging Markets Equity Active ETF	$44,693,260	$5,993,166	($2,842,530)	$3,150,636
Matthews Emerging Markets ex China Active ETF	37,015,163	3,941,367	(2,202,059)	1,739,308
Matthews Emerging Markets Sustainable Future Active ETF	24,726,126	3,211,935	(3,592,360)	(380,425)
Matthews Emerging Markets Discovery Active ETF	17,675,260	1,379,839	(2,299,830)	(919,991)
Matthews Pacific Tiger Active ETF	67,593,802	9,162,538	(5,057,983)	4,104,555
Matthews Asia Innovators Active ETF	54,014,558	15,455,934	(3,543,664)	11,912,270
Matthews China Active ETF	38,333,804	2,829,601	(5,326,469)	(2,496,868)
Matthews China Discovery Active ETF	1,970,971	243,484	(144,603)	98,881
Matthews India Active ETF	13,024,644	2,160,223	(648,479)	1,511,744
Matthews Japan Active ETF	2,269,141	257,444	(67,578)	189,866
Matthews Korea Active ETF	49,341,959	3,748,277	(8,615,033)	(4,866,756)
Matthews Asia Dividend Active ETF	3,109,912	193,334	(116,323)	77,011

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Matthews International Funds and Shareholders of each of the twelve funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (twelve of the funds constituting Matthews International Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in Net Assets
Matthews China Active ETF Matthews Asia Innovators Active ETF Matthews Emerging Markets Equity Active ETF Matthews Korea Active ETF	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Matthews Emerging Markets ex China Active ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period January 10, 2023 (commencement of operations) to December 31, 2024
Matthews Emerging Markets Sustainable Future Active ETF Matthews Asia Dividend Active ETF Matthews India Active ETF Matthews Pacific Tiger Active ETF Matthews Japan Active ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period September 21, 2023 (commencement of operations) to December 31, 2024
Matthews Emerging Markets Discovery Active ETF Matthews China Discovery Active ETF	For the period January 10, 2024 (commencement of operations) to December 31, 2024	For the period January 10, 2024 (commencement of operations) to December 31, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, CA

February 27, 2025

We have served as the auditor of one or more investment companies in Matthews International Funds since 2007.

Tax Information (unaudited)

For shareholders who do not have a December 31, 2024 tax year-end, this notice is for informational purposes. For the period January 1, 2024 to December 31, 2024, the Funds report the following items with regard to distributions paid during the period. All reports are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

1.	Qualified Dividend Income

The Funds report a portion of the ordinary income distributed during the the period ended December 31, 2024 as Qualified Dividend Income (“QDI”) as defined in the Internal Revenue code as follows:

QDI Portion

Matthews Emerging Markets Equity Active ETF	38.82%
Matthews Emerging Markets ex China Active ETF	96.91%

Matthews Emerging Markets Sustainable Future Active ETF	29.50%
Matthews Emerging Markets Discovery Active ETF	67.08%

Matthews Pacific Tiger Active ETF	100.00%
Matthews Asia Innovators Active ETF	32.28%

Matthews China Active ETF	100.00%
Matthews China Discovery Active ETF	91.13%

Matthews India Active ETF	91.90%
Matthews Japan Active ETF	93.55%

Matthews Korea Active ETF	29.86%
Matthews Asia Dividend Active ETF	43.84%

2.	Dividends Received Deduction

The Funds report a Dividend Received Deduction pursuant to Section 854 of the Internal Revenue Code for the period ended December 31, 2024 as follows:

Matthews Emerging Markets Equity Active ETF	0.71%
Matthews Emerging Markets ex China Active ETF	1.19%

Matthews Emerging Markets Sustainable Future Active ETF	1.06%
Matthews Emerging Markets Discovery Active ETF	0.00%

Matthews Pacific Tiger Active ETF	0.00%
Matthews Asia Innovators Active ETF	2.12%

Matthews China Active ETF	0.75%
Matthews China Discovery Active ETF	0.00%

Matthews India Active ETF	0.00%
Matthews Japan Active ETF	0.00%

Matthews Korea Active ETF	0.00%
Matthews Asia Dividend Active ETF	0.45%

3.	Long-Term Capital Gain Distributions

The Funds report Long-Term Capital Gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2024 as follows:

Long-Term Capital Gains

Matthews Emerging Markets Equity Active ETF	$961,766
Matthews Emerging Markets ex China Active ETF	—

Matthews Emerging Markets Sustainable Future Active ETF	15,390
Matthews Emerging Markets Discovery Active ETF	—

Matthews Pacific Tiger Active ETF	—
Matthews Asia Innovators Active ETF	—

Matthews China Active ETF	—
Matthews China Discovery Active ETF	—

Matthews India Active ETF	5,670
Matthews Japan Active ETF	—

Matthews Korea Active ETF	28
Matthews Asia Dividend Active ETF	11,164

4.	Foreign Taxes Paid

The Funds have elected to pass through to their shareholders the foreign taxes paid for year ended December 31, 2024 as follows:

	Foreign Source Income	Foreign Taxes Paid/(Credit)

Matthews Emerging Markets Equity Active ETF	$1,184,306	$131,501
Matthews Emerging Markets ex China Active ETF	467,331	53,079
Matthews Emerging Markets Sustainable Future Active ETF	288,658	29,119
Matthews Emerging Markets Discovery Active ETF	205,547	11,187
Matthews Pacific Tiger Active ETF	1,898,361	247,415
Matthews Asia Innovators Active ETF	798,035	125,956
Matthews China Active ETF	705,049	52,112
Matthews China Discovery Active ETF	142,744	3,082
Matthews India Active ETF	93,246	20,279
Matthews Japan Active ETF	52,657	7,032
Matthews Korea Active ETF	950,479	504,106
Matthews Asia Dividend Active ETF	50,825	5,277

5.	Qualified Interest Income

The Funds report a portion of the net income dividends distributed during the period ended December 31, 2024, as Qualified Interest Income (QII), as defined in the Internal Revenue Code as follows:

QII Portion

Matthews Emerging Markets Equity Active ETF	6.30%
Matthews Emerging Markets ex China Active ETF	14.72%
Matthews Emerging Markets Sustainable Future Active ETF	1.85%
Matthews Emerging Markets Discovery Active ETF	2.39%
Matthews Pacific Tiger Active ETF	13.76%
Matthews Asia Innovators Active ETF	4.16%
Matthews China Active ETF	3.29%
Matthews China Discovery Active ETF	4.01%
Matthews India Active ETF	12.92%
Matthews Japan Active ETF	7.22%
Matthews Korea Active ETF	7.48%
Matthews Asia Dividend Active ETF	4.61%

6.	Qualified Short-Term Capital Gain Dividends

The Funds designate a portion of the short term capital gain dividends distributed during the year ended December 31, 2024, as Qualified Short-Term Gain, as defined in the Internal Revenue Code as follows:

Short-Term Gains

Matthews Emerging Markets Equity Active ETF	100.00%
Matthews Emerging Markets ex China Active ETF	0.00%
Matthews Emerging Markets Sustainable Future Active ETF	100.00%
Matthews Emerging Markets Discovery Active ETF	0.00%
Matthews Pacific Tiger Active ETF	100.00%
Matthews Asia Innovators Active ETF	0.00%
Matthews China Active ETF	0.00%
Matthews China Discovery Active ETF	0.00%
Matthews India Active ETF	100.00%
Matthews Japan Active ETF	0.00%
Matthews Korea Active ETF	100.00%
Matthews Asia Dividend Active ETF	100.00%

Matthews Asia Funds

INVESTMENT ADVISOR	ADMINISTRATOR, CUSTODIAN &	LEGAL COUNSEL
Matthews International Capital Management, LLC	TRANSFER AGENT	Paul Hastings LLP
Four Embarcadero Center, Suite 550	BNY Mellon	101 California Street, 48th Floor
San Francisco, CA 94111	240 Greenwich St.	San Francisco, CA 94111
833.228.5605	New York, NY 10007

P.O. Box 9791  |  Providence, RI 02940 | matthewsasia.com  |  833.228.5605

Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine

Matthews Asia Funds are distributed in Latin America by Picton S. A.

N-CSR-ETF-1224

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Trust paid the Independent Trustees $1,038,765 in aggregate for regular compensation during the one-year period ended December 31, 2024.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreement

The Funds, which are series of the Trust, have retained Matthews International Capital Management, LLC (“Matthews”) to manage their assets pursuant to an Investment Advisory Agreement dated as of February 1, 2016, as amended (the “Advisory Agreement”), which has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), as well as by the shareholders of each Fund in accordance with the requirements of the 1940 Act. Following an initial two-year term with respect to each Fund, the Advisory Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on August 27-28, 2024 (the “Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional one-year term beginning February 1, 2025 with respect to each Fund.

At the Meeting and at a prior meeting of the Independent Trustees on August 19, 2024, the Board received and considered information (both written and oral) provided to assist it in the review of the Advisory Agreement and made assessments with respect to each Fund individually. The Independent Trustees were advised by independent legal counsel with respect to these matters. Prior to the August 27-28, 2024 meeting, a working group of Independent Trustees and independent legal counsel had met with representatives of Matthews on August 6, 2024 to review relevant information in connection with the Annual 15(c) Process. After the August 6, 2024 and August 19, 2024 meetings, the Independent Trustees asked Matthews to provide certain additional information and to respond to certain additional questions at the Meeting. The Independent Trustees then reviewed this supplemental information, which was provided prior to and at the Meeting. The Independent Trustees discussed the renewal of the Advisory Agreement with representatives of Matthews and among themselves in executive sessions on various occasions at which no representatives of Matthews were present.

In addition, the Board received presentations about the Funds throughout the year from management. Among the information considered by the Board were responses to a detailed information request sent on behalf of the Independent Trustees by their independent legal counsel. Matthews furnished extensive information in response to this request with respect to many subjects relating to the Advisory Agreement and other related agreements and addressed many of the factors discussed below, including, but not limited to, information about the services provided by Matthews, its structure, organization, operations and personnel, the financial condition of Matthews and the profitability to Matthews from the Advisory Agreement, compliance procedures and resources, investment performance of the Funds, expenses of the Funds, brokerage and portfolio transactions, distribution and marketing of the Funds, shareholder services and relationships with intermediaries, and other information considered relevant.

In considering information relating to management fee levels, which the Board considers to be the advisory and administrative fees both separately and on a combined basis, the Board considered, among other things, information provided by Matthews as to Fund management services and fees as compared to advisory services and fees charged by Matthews to its similarly managed exchange-traded funds, institutional clients and pooled vehicles organized outside of the United States. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to appropriate peer groups of mutual funds, as well as performance data provided by Matthews with respect to unmanaged benchmarks and pooled vehicles or other accounts managed by Matthews with similar investment objectives and/or strategies to the Funds, as applicable.

The Independent Trustees also considered that they had engaged an independent data provider, Broadridge, to assist them in their Annual 15(c) Process. The Independent Trustees considered the work and analysis performed by the independent data provider in selecting appropriate peer groups for the Funds. Furthermore, throughout the course of the year, the Board received a wide variety of materials relating to the services provided by Matthews, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent, and quality of services provided by Matthews to the Funds. The Board also considered that, under the Administration and Shareholder Services Agreement, Matthews provides additional services to the Funds that are essential to the operation of the Funds and that, although Matthews is separately compensated under that agreement, these additional services are provided in connection with Matthews’ advisory relationship with the Funds.

In addition to the information furnished by Matthews, the Trustees were provided with a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Advisory Agreement and discussed these matters with their counsel. The Board’s consideration of all this information, both at the Meeting and throughout the year, is part of a systematic process that it has used, and continues to use, with regard to the Annual 15(c) Process.

The Trustees’ determinations at the Meeting were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Advisory Agreement with respect to each Fund, the Independent Trustees did not identify any single factor or particular piece of information that, in isolation, was controlling. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

1.	The nature, extent and quality of the services provided by Matthews under the Advisory Agreement.

The Trustees considered the overall financial strength and long-term stability of Matthews and its ability to continue to provide a high level and high quality of services to the Funds. The Trustees considered that despite recent challenging conditions with respect to revenues and profitability of the organization, which have been caused by contracting revenues and assets under management, a difficult geopolitical environment and market volatility, Matthews has continued to provide high quality services to the Funds. They noted that past periods of volatile and challenging securities markets had not resulted in a diminution of services and that Matthews has always demonstrated a commitment to employ the resources necessary to maintain the high level of quality and services to the Funds. The Trustees positively viewed Matthews’ emphasis on preserving and enhancing portfolio management team resources, and careful business planning and management.

The Trustees considered the experience and qualifications of the executive and portfolio management personnel at Matthews who are responsible for providing services to the Funds and who are responsible for the daily management of the Funds’ portfolios. The Trustees noted that Matthews had experienced some turnover at the senior executive and professional staff levels in recent years. In this regard, the Trustees reviewed with Matthews the efforts undertaken to replace staff where appropriate and to otherwise minimize its impact on the Funds, including enhancements to the portfolio management teams of certain Funds. They also reviewed Matthews’ retention strategies and recent personnel developments relevant to certain of the Funds. They discussed efforts by Matthews to provide appropriate support to the Funds, including, but not limited to, appropriate back-up support for each Fund such as, but not limited to, enhancing the structure of the portfolio management teams to better recognize Matthews’ bench of talent, and ensuring succession plans are put in place. Among the improved capabilities noted by the Independent Trustees over the past several years are enhanced risk analytical resources and related professionals, including ongoing enhancements to compliance, risk management, technology, business infrastructure, operations, marketing and client service, as well as enhancements to financial intermediary oversight and valuation practices.

As in past years, the Trustees considered the technical capabilities of Matthews, including the design and implementation of its disaster recovery and business continuity infrastructure. The Trustees also considered the Chief Compliance Officer’s report regarding Matthews’ compliance resources, risk assessment and other compliance initiatives and programs. The Trustees concluded that Matthews has implemented a robust and diligent compliance process, and demonstrates a strong commitment to a culture of compliance. The Independent Trustees took into consideration Matthews’ description of its supervision of the activities of the Funds’ various service providers, as well as supporting the Independent Trustees’ responsibilities and requests and its responsiveness to questions and/or concerns raised by the Trustees throughout the year.

The Trustees noted the significant role played by Matthews, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors.

The Trustees concluded that Matthews had the quality of personnel and other investment resources essential to performing its duties under the Advisory Agreement, and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.	The investment performance of the Funds.

The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to appropriate peer funds, benchmark indices and to the extent they exist, Matthews’ similarly managed accounts, all for various periods ending June 30, 2024. The Trustees considered investment results in light of each Fund’s objective, strategies and market conditions, noting periods during which there were challenging investment conditions in various Asian and emerging markets. The Independent Trustees reviewed information as to peer group selections presented by Broadridge. In doing so, the Trustees recognized and took into account that the specialized nature of the Funds made it sometimes difficult to fairly benchmark performance against peers and also took into account that certain funds had a very limited universe of peers. The Board also considered that many of the Funds had investment objectives, goals and strategies that were very different from non-managed broad-based benchmarks, which rendered performance comparisons against such broad-based benchmarks of lesser utility. In this regard, the Board took into account that the Funds are not designed to perform like broad-based indices and therefore that most investors in the Funds likely are not seeking to achieve benchmark-like returns.

The Trustees reviewed each Fund’s performance on a case-by-case basis and noted that some Funds had outperformed their Performance Universe over certain periods and/or exceeded the return of their respective benchmark while others underperformed their Performance Universe over certain periods and/or trailed the return of their respective benchmark. In considering each Fund’s investment results, the Board placed greater emphasis on each Fund’s long-term performance track record rather than shorter-term performance. The Board also took into account that each Fund’s track record was measured as of a specific ending date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions.

The Trustees discussed with Matthews the fact that certain periods of underperformance may be transitory while other periods of underperformance may be caused by factors that warrant further consideration. To the extent of any concerns about performance with respect to any particular period for a Fund, the Trustees noted that Matthews had provided an explanation for that performance, explained its reasons for maintaining a consistent investment philosophy and discussed action taken to improve performance. For example, the Trustees recognized actions taken by Matthews from time to time in response to performance concerns, such as changes to members of a portfolio management team or changes in the investment process and strategies of certain Funds. A summary of each Fund’s performance track record is provided below.

For Matthews Pacific Tiger Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the ten-year and since-inception periods, but that the Fund’s performance ranked in the fifth quintile for the one-year period, the fourth quintile for the three-year period and the fifth quintile for the five-year period. The Trustees also noted that the Fund underperformed the median of its peer group for the one-year, three-year, five-year and ten-year periods and outperformed that median for the since-inception period. The Trustees took into account, however, that because the peer universe for the Fund was small over the longer time periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger. The Board considered Matthews’ discussion regarding the factors contributing to the periods of underperformance and took into account changes implemented in the portfolio as well as changes in portfolio management by Matthews to address that underperformance.

For Matthews Asian Growth and Income Fund, the Trustees noted that the Fund ranked in the fourth quintile for the one-year, five-year and since-inception periods, the second quintile for the three-year period and the fifth quintile for the ten-year period. The Trustees also noted that the Fund outperformed the median of its peer group for the three-year period and underperformed that median for each of the other periods reviewed. The Trustees noted that Matthews had recommended, and the Board had approved, the reorganization of the Fund into the Matthews Emerging Markets Equity Fund, expected to occur during the first quarter of 2025 subject to shareholder approval.

For Matthews China Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the since-inception period, but that performance had ranked in the second quintile for the one-year, five-year and ten-year periods and third quintile for the three-year period. The Trustees also noted that the Fund performed at or above the median of its peer funds for the one-year, three-year, five-year and ten-year periods but below that median for the since-inception period. The Trustees took into account, however, that because the peer universe for the Fund was small over the since-inception period, with only two comparable funds, relative peer performance was of less use for that period than if the peer universe were larger.

For Matthews Japan Fund, the Trustees noted that the Fund’s performance had ranked in the first quintile for the one-year, ten-year and since-inception periods, the fourth quintile for the three-year period and the second quintile for the five-year period. The Trustees also noted that the Fund outperformed the median of its peer funds over the one-year, five-year, ten-year and since-inception periods and underperformed that median over the three-year period.

For Matthews Asia Innovators Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the ten-year and since-inception periods, but that the Fund’s performance ranked in the second quintile for the one-year period, the fourth quintile for the three-year period and the first quintile for the five-year period. The Trustees also noted that the Fund outperformed the median of its peer funds over the one-year, five-year, ten-year and since-inception periods and underperformed that median over the three-year period. The Trustees took into account, however, that because the peer universe for the Fund was small over the ten-year and since-inception periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger. The Trustees took into consideration Matthews’ discussions regarding the factors that had contributed to the Fund’s three-year underperformance and efforts undertaken to improve performance.

For Matthews Asia Growth Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the three-year, five-year, ten-year and since-inception periods, but that the Fund’s performance ranked in the first quintile for the one-year period. The Trustees further noted that the Fund outperformed the median of its peer group for the one-year, five-year, ten-year and since-inception periods and underperformed that median for the three-year period. The Trustees took into account, however, that because the peer universe for the Fund was small, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger. The Trustees also took into consideration Matthews’ discussions regarding the factors that had contributed to the Fund’s underperformance over the three-year period.

For Matthews India Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the ten-year and since-inception periods, but that the Fund ranked in the fourth quintile for the one-year and five-year periods and the third quintile for the three-year period. The Trustees further noted that the Fund performed at or above the median of its peer group for the three-year, ten-year and since-inception periods and below that median for the one-year and five-year periods. The Trustees took into account, however, that because the peer universe for the Fund was small over the ten-year and since-inception periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger.

For Matthews Asia Dividend Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for any period. The Trustees further noted that the Fund underperformed the median of its peer group for the one-year, three-year, five-year, ten-year and since-inception periods. The Trustees took into account, however, that the peer universe for the Fund was small, with only a few comparable funds, and that therefore relative peer performance was of less use than if the peer universe were larger. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and took into account changes implemented in the portfolio by Matthews to address that underperformance.

For Matthews Emerging Markets Small Companies Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the ten-year and since-inception periods, but that the Fund ranked in the fifth quintile of its peer group for the one-year period, the second quintile for the three-year period and the first quintile for the five-year period. The Trustees further noted that the Fund had outperformed the median of its peer group for each of the three-year, five-year, ten-year and since-inception periods but underperformed that median for the one-year period. The Trustees took into account, however, that because the peer universe for the Fund was small over the ten-year and since-inception periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger.

For Matthews China Dividend Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the ten-year and since-inception periods, but that the Fund ranked in the third quintile of its peer group over the one-year period, the first quintile over the three-year period and the second quintile over the five-year period. The Trustees also noted that the Fund had performed at or above its peer group median for the three-year, five-year, ten-year and since-inception periods and below that median for the one-year period. The Trustees took into account, however, that the peer universe for the Fund was small over the ten-year and since-inception periods, with only a few comparable funds, and that therefore relative peer performance was of less use than if the peer universe were larger.

For Matthews China Small Companies Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for any time period; however, the Trustees noted that the Fund’s performance was above the median of its peer group for the one-year, three-year, five-year and since-inception periods. The Trustees took into account, however, the very small size of the peer group, with only one comparable fund, and that therefore relative peer performance was less useful than if the peer universe were larger.

For Matthews Emerging Markets Sustainable Future Fund, the Trustees noted that the Fund ranked in the fifth quintile for the one-year period, the second quintile for the three-year period and the first quintile for the five-year and since-inception periods. The Trustees further noted that the Fund had outperformed its peer group median for the three-year, five-year and since-inception periods and underperformed that median for the one-year period. The Trustees noted that not all of the peer group funds had a similar ESG strategy as the Fund. The Trustees additionally considered that the Fund’s name and principal investment strategy had changed effective July 29, 2022.

For Matthews Emerging Markets Equity Fund, the Trustees noted that the Fund’s performance ranked in the third quintile for the one-year and three-year periods and the first quintile for the since-inception period. The Trustees also noted that the Fund had outperformed the peer group median for the three-year and since-inception periods but underperformed that median for the one-year period.

After review, the Trustees concluded that each Fund’s overall performance was satisfactory or was being addressed as needed. The Trustees also reviewed Matthews’ trading policies and efforts to obtain best overall execution for the Funds in the various markets in which the Funds trade securities. The Trustees noted Matthews’ consistent adherence to its long-standing investment approach, which emphasizes fundamental bottom-up driven investment selection in light of its view of regional economic conditions.

3.	The extent to which Matthews realizes economies of scale as the Funds grow larger and whether Fund investors benefit from any economies of scale.

The Trustees noted the substantial work done over the years between the Board and Matthews to establish fee structures for both the Advisory Agreement and other agreements that recognize the sharing of economies of scale that can arise as assets in the Funds grow through the use of breakpoints. In particular, they noted that the management fee structure contains breakpoints for the group-priced Funds as well as for certain individually priced Funds. That structure enhances the ability of the Funds and their shareholders to benefit from past and potential future economies of scale when the Funds grow. They discussed the structure and level of these breakpoints, noting that in the current environment as the Funds’ assets have decreased , there were no additional economies to share at present. The Trustees also considered that the benefits of certain breakpoints are no longer being realized given the decrease in assets in the Funds, but also took into account that shareholders of the Funds benefit through fee waivers and/or expense reimbursements pursuant to the Operating Expenses Agreement as well as fee waivers pursuant to the Fee Waiver Agreement. As another example of economies of scale, the Trustees noted that Matthews was successful in negotiating lower fees with the Funds’ custodian, first in 2014 and again in 2020 and 2023.

The Trustees next discussed Matthews’ ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Funds, noting that all these endeavors are a means by which Matthews is sharing economies of scale with the Funds and their shareholders through reinvestment in products and services that are designed to benefit the Funds and their shareholders. The Trustees considered the new personnel hired over recent years, as well as planned hiring, and the extent to which that hiring could be expected to benefit shareholders. The Trustees also recognize that the Funds’ total assets have fluctuated, especially in certain strategies. Those fluctuations affect any economies of scale that could be enjoyed. As a result, the Trustees remain satisfied about the extent to which economies of scale have been and will continue to be shared with the Funds and their shareholders.

4.	The costs of the services provided by Matthews and others.

The Trustees considered the management fees and total fees and expenses of each Fund in comparison to the management and advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees reviewed information developed by Broadridge as to appropriate peer groups for each Fund for these purposes. The Board placed greater emphasis on management fees, which include both advisory and administrative fees, as the basis of comparison rather than advisory fees alone.

The Trustees considered both the gross management fee rates charged by Matthews, as well as the effective management fee rates after taking into consideration the fees waived and expenses reimbursed pursuant to the Operating Expenses Agreement and the Fee Waiver Agreement. The Trustees considered that the contractual advisory rates (excluding administrative services) for the Funds were generally competitive. The Trustees also considered that the total expense ratios paid by shareholders of the Funds, which are most representative of a shareholder’s net investment results, were also generally competitive. The Trustees noted that Matthews’ continued efforts in recent years had resulted in, for many of the Funds, reduced expenses over time. The Trustees also noted that, as an example of those efforts, in 2019 the Advisor had agreed to lower the level of the expense cap for the Institutional Class of each Fund by 5 basis points to 1.20%, thereby effectively lowering the expenses for the Investor Class of those Funds by the same amount. The Trustees also noted that all Funds, except for the Emerging Markets Equity Fund, Emerging Markets Small Companies Fund, China Small Companies Fund and Emerging Markets Sustainable Future Fund, are running below their existing caps, but that they have downside protection in the event that their assets continue to decrease. The Trustees further noted that the Advisor had further lowered the expense cap for the Institutional Class of the Matthews Emerging Markets Small Companies Fund by an additional 5 basis points to 1.15% effective April 30, 2021 and had lowered the expense cap for the Institutional Class of the Matthews Emerging Markets Sustainable Future Fund to 1.15% effective July 29, 2022.

The Trustees also compared Matthews’ advisory fees with those of Matthews’ similarly managed exchange-traded funds, separate accounts and other investment products, noting that the Funds’ advisory expenses were not disadvantageous (not being substantially higher than the other accounts’ rates). The Trustees agreed that advisory fees for the Funds appeared to be appropriate in comparison and taking into account the differences in services between these products and the Funds, including the differences in the frequency of net asset value calculations and other operational and compliance activities.

The Trustees’ overall assessment with respect to each Fund was that, taking into account the considerations noted below, the contractual advisory fee rates, the total expense ratio, and the effective or net advisory fee rates were fair and reasonable.

For the Matthews Pacific Tiger Fund and the Matthews Asian Growth and Income Fund, the actual management fee and the contractual management fee were slightly above the peer group median. The actual total expenses (excluding 12b-1 fees) were above the peer group median.

For the Matthews China Fund, the actual management fee was at the peer group median and the contractual management fee was slightly below the peer group median. The actual total expenses (excluding 12b-1 fees) were slightly below the peer group median.

For the Matthews Japan Fund, the actual management fee was at the peer group median and the contractual management fee was above the peer group median. The actual total expenses (excluding 12b-1 fees) were slightly above the peer group median. The Trustees noted the very small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Asia Innovators Fund, the actual management fee was slightly above the peer group median and the contractual management fee was at the peer group median. The actual total expenses (excluding 12b-1 fees) were above the peer group median. The Trustees noted the very small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Asia Growth Fund, the actual management fee and the contractual management fee were slightly above the peer group median. The actual total expenses (excluding 12b-1 fees) were above the peer group median. The Trustees noted the very small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews India Fund, the actual management fee and the contractual management fee were below the peer group median. The actual total expenses (excluding 12b-1 fees) were below the peer group median. The Trustees noted the very small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Asia Dividend Fund, the actual management fee was at the peer group median and the contractual management fee was above the peer group median. The actual total expenses (excluding 12b-1 fees) were above the peer group median.

For the Matthews Emerging Markets Small Companies Fund, the actual management fee was slightly below the peer group median and the contractual management fee was above the peer group median. The actual total expenses (excluding 12b-1 fees) were above the peer group median. For the Matthews China Small Companies Fund, the actual management fee was slightly above the peer group median and the contractual management fee was above the peer group median. The actual total expenses (excluding 12b-1 fees) were above the peer group median. The Trustees considered that effective January 1, 2024, Matthews had agreed to lower the advisory fee for these Funds by 15 basis points to 85 basis points. The Trustees further considered that these Funds each had breakpoints in its management fee.

For Matthews China Dividend Fund, the actual management fee was at the peer group median and the contractual management fee was below the peer group median. The actual total expenses (excluding 12b-1 fees) were slightly above the peer group median.

For Matthews Emerging Markets Sustainable Future Fund, the actual management fee and the contractual management fee were slightly below the peer group median. The actual total expenses (excluding 12b-1 fees) were above the peer group median.

For Matthews Emerging Markets Equity Fund, the actual management fee and the contractual management fee were below the peer group median. The actual total expenses (excluding 12b-1 fees) were at the peer group median.

5.	The profits to be realized by Matthews and its affiliates from the relationships with the Funds.

The Trustees reviewed information provided by Matthews regarding the costs of sponsoring and operating the Funds and information regarding the profitability to Matthews of the Advisory Agreement both on a fund-by-fund basis and overall for the family of Funds. In considering profitability, the Trustees discussed and considered the methodology employed by Matthews in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by Matthews in sponsoring and maintaining the Funds and risks associated with commitments to maintain Fund expense ratios. The Trustees also reviewed information provided regarding the structure and manner in which Matthews’ investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered Matthews’ willingness to invest in technology, infrastructure and professional staff to reinforce and offer services and to accommodate changing regulatory requirements and industry practices.

The Trustees noted that Matthews has experienced reduced profitability over the past year as assets under management have fallen but still appeared to be sufficiently profitable to operate as a viable investment management firm, able to honor its obligations as a sponsor of the Funds, including the Funds that did not generate a profit for Matthews, without earning excessive profits from any particular Fund or from the overall relationship with the Funds. The Trustees noted that, with fluctuations in asset levels in recent years, heightened volatility in revenues and profitability could be expected from time to time in the future, but they also noted the increased cost control measures by Matthews with certain continued expenditures on personnel and other resources where appropriate. The Board also considered information relating to the profitability of a limited number of publicly traded investment advisers, although the Board noted that this information was of limited utility because it was comprised of a limited universe of advisers, did not provide any information as to how profitability was determined and did not limit profitability analysis to the performance of advisory services to registered investment companies. The Board further noted that these advisers differed significantly from Matthews because they were not solely dedicated to investment in the Asian and emerging markets.

Based on information received, the Trustees noted that Matthews’ overall profitability from the Advisory Agreement appeared not to be excessive at the current time, whether considered inclusive or exclusive of distribution costs.

6.	Ancillary benefits.

The Trustees requested and received from Matthews information concerning other benefits received by Matthews as a result of its respective relationship with the Funds, including various service arrangements with Matthews. These potential benefits included, among other things, the use of soft dollars as well as potential benefits resulting from the structure of compensation arrangements between the Trust, the Adviser and financial intermediaries in the areas of shareholder servicing and sub-transfer agency services. The Board concluded that such benefits were consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual.

7.	Conclusions.

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the Advisory Agreement was fair and reasonable with respect to each Fund and its shareholders, and that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Advisory Agreement, but indicated that the Board based its determination on the total mix of information available to it.

Approval of Management Agreement

The Funds, which are series of the Trust, have retained Matthews International Capital Management, LLC (“Matthews”) to manage their assets pursuant to an Investment Management Agreement dated as of June 30, 2022, as amended (the “Management Agreement”), which has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Following an initial two-year term with respect to each Fund, the Management Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on August 27-28, 2024 (the “Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the Management Agreement for an additional one-year term ending June 29, 2026, with respect to each Fund.

At the Meeting and at a prior meeting of the Independent Trustees on August 19, 2024, the Board received and considered information (both written and oral) provided to assist it in the review of the Management Agreement and made assessments with respect to each Fund individually. The Independent Trustees were advised by independent legal counsel with respect to these matters. Prior to the August 27-28, 2024 meeting, a working group of Independent Trustees and independent legal counsel had met with representatives of Matthews on August 6, 2024 to review relevant information in connection with the Annual 15(c) Process. After the August 6, 2024 and August 19, 2024 meetings, the Independent Trustees asked Matthews to provide certain additional information and to respond to certain additional questions at the Meeting. The Independent Trustees then reviewed this supplemental information, which was provided prior to and at the Meeting. The Independent Trustees discussed the renewal of the Management Agreement with representatives of Matthews and among themselves in executive sessions on various occasions at which no representatives of Matthews were present.

In addition, the Board received presentations about the Funds throughout the year from management. Among the information considered by the Board were responses to a detailed information request sent on behalf of the Independent Trustees by their independent legal counsel. Matthews furnished extensive information in response to this request with respect to many subjects relating to the Management Agreement and other related agreements and addressed many of the factors discussed below, including, but not limited to, information about the services provided by Matthews, its structure, organization, operations and personnel, the financial condition of Matthews and the profitability to Matthews from the Management Agreement, compliance procedures and resources, investment performance of the Funds, expenses of the Funds, brokerage and portfolio transactions, distribution and marketing of the Funds, relationships with Authorized Participants and market makers, and other information considered relevant.

In considering information relating to management fee levels, the Board took into account that the Funds pay Matthews a single unitary fee and that Matthews is responsible for payment of all ordinary fund expenses out of the unitary fee. The Board noted that the practice among the vast majority of exchange-traded funds was to charge a single unitary fee and therefore considered as relevant the unitary fees charged by other similarly managed exchange-traded funds as compared to each respective Fund. The Board also received, and considered to the extent they thought relevant, information provided by Matthews as to each Fund’s management services and fees as compared to advisory services and fees charged by Matthews to its similarly managed open-end mutual funds, institutional clients and pooled vehicles organized outside of the United States. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to appropriate peer groups of funds, as well as performance data provided by Matthews with respect to unmanaged benchmarks and pooled vehicles or other accounts managed by Matthews with similar investment objectives and/or strategies to the Funds, as applicable.

The Independent Trustees also considered that they had engaged an independent data provider, Broadridge, to assist them in their Annual 15(c) Process. The Independent Trustees considered the work and analysis performed by the independent data provider in selecting appropriate peer groups for the Funds. Furthermore, throughout the course of the year, the Board received a wide variety of materials relating to the services provided by Matthews, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, and other information relating to the nature, extent, and quality of services provided by Matthews to the Funds. The Board also considered that, under the Management Agreement and as part of the unitary management fee, Matthews provides additional services to the Funds that are essential to the operation of the Funds.

In addition to the information furnished by Matthews, the Trustees were provided with a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Management Agreement and discussed these matters with their counsel. The Board’s consideration of all this information, both at the Meeting and throughout the year, is part of a systematic process that it has used, and continues to use, with regard to the Annual 15(c) Process.

The Trustees’ determinations at the Meeting were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Management Agreement with respect to each Fund, the Independent Trustees did not identify any single factor or particular piece of information that, in isolation, was controlling. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

1.	The nature, extent and quality of the services provided by Matthews under the Management Agreement.

The Trustees considered the overall financial strength and long-term stability of Matthews and its ability to continue to provide a high level and high quality of services to the Funds. The Trustees considered that despite recent challenging conditions with respect to revenues and profitability of the organization, which have been caused by contracting revenues and assets under management, a difficult geopolitical environment and market volatility, Matthews has continued to provide high quality services to the Funds. They considered Matthews’ services provided to the Trust and noted that past periods of volatile and challenging securities markets had not resulted in a diminution of services to the Trust and that Matthews has always demonstrated a commitment to employ the resources necessary to maintain the high level of quality and services to the Trust’s family of funds. The Trustees positively viewed Matthews’ emphasis on preserving and enhancing portfolio management team resources, and careful business planning and management.

The Trustees considered the experience and qualifications of the executive and portfolio management personnel at Matthews who are responsible for providing services to the Funds and who are responsible for the daily management of the Funds’ portfolios. The Trustees noted that Matthews had experienced some turnover at the senior executive and professional staff levels in recent years. In this regard, the Trustees reviewed with Matthews the efforts undertaken to replace staff where appropriate and to otherwise minimize its impact on the Funds, including enhancements to the portfolio management teams of certain Funds. They also reviewed Matthews’ retention strategies and recent personnel developments relevant to certain of the Funds. They discussed efforts by Matthews to provide appropriate support to the Funds, including, but not limited to, appropriate back-up support for each Fund such as, but not limited to, enhancing the structure of the portfolio management teams to better recognize Matthews’ bench of talent, and ensuring succession plans are put in place. Among the improved capabilities noted by the Independent Trustees over the past several years are enhanced risk analytical resources and related professionals, including ongoing enhancements to compliance, risk management, technology, business infrastructure, operations, marketing and client service, as well as enhancements to valuation practices.

The Trustees considered the technical capabilities of Matthews, including the design and implementation of its disaster recovery and business continuity infrastructure. The Trustees also considered the Chief Compliance Officer’s report regarding Matthews’ compliance resources, risk assessment and other compliance initiatives and programs. The Trustees concluded that Matthews has implemented a robust and diligent compliance process, and demonstrates a strong commitment to a culture of compliance. The Independent Trustees took into consideration Matthews’ description of its supervision of the activities of the Funds’ various service providers, as well as supporting the Independent Trustees’ responsibilities and requests and its responsiveness to questions and/or concerns raised by the Trustees throughout the year.

The Trustees noted the significant role played by Matthews, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors.

The Trustees concluded that Matthews had the quality of personnel and other investment resources essential to performing its duties under the Management Agreement, and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.	The investment performance of the Funds.

The Trustees reviewed the performance of each Fund on both an absolute basis and in comparison to appropriate peer funds, benchmark indices and to the extent they exist, Matthews’ similarly managed accounts, for various periods ending June 30, 2024. The Trustees considered investment results in light of each Fund’s objective, strategies and market conditions, noting periods during which there were challenging investment conditions in various Asian and emerging markets. The Independent Trustees reviewed information as to peer group selections presented by Broadridge. In doing so, the Trustees recognized and took into account that the specialized nature of the Funds made it sometimes difficult to fairly benchmark performance against peers and also took into account that certain funds had a very limited universe of peers. The Board also considered that the Funds had investment objectives, goals and strategies that were very different from non-managed broad-based benchmarks, which rendered performance comparisons against such broad-based benchmarks of lesser utility. In this regard, the Board took into account that the Funds are not designed to perform like broad-based indices and therefore that most investors in the Funds likely are not seeking to achieve benchmark-like returns.

The Trustees reviewed each Fund’s performance on a case-by-case basis and noted that certain Funds had commenced operations in July 2022 and certain others in 2023 and therefore had only limited performance history to review. The Board also took into account that each Fund’s track record was measured as of a specific ending date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions.

The Trustees discussed with Matthews the fact that certain periods of underperformance may be transitory while other periods of underperformance may be caused by factors that warrant further consideration. To the extent of any concerns about performance with respect to a Fund, the Trustees noted that Matthews had provided an explanation for that performance and explained its reasons for maintaining a consistent investment philosophy going forward. A summary of each Fund’s performance track record is provided below.

For Matthews Pacific Tiger Active ETF, the Trustees noted that the Fund’s performance ranked in the fifth quintile for the since-inception period. The Trustees also noted that the Fund underperformed the median of its peer group for the same period. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance as well as changes in portfolio management. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Korea Active ETF, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for any period, but that the Fund outperformed the median of its peer group for the three-year, five-year, ten-year and since-inception periods and underperformed that median for the one-year period. The Trustees took into account, however, that because the peer universe for the Fund was small, with only two or three comparable funds depending on the period, relative peer performance was of less use than if the peer universe was larger. The Trustees also noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the Matthews Korea ETF, effective July 17, 2023, and had adopted the performance history of that mutual fund.

For Matthews Japan Active ETF, the Trustees noted that the Fund’s performance ranked in the first quintile for the since-inception period. The Trustees also noted that the Fund outperformed the median of its peer group for the same period. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Asia Innovators Active ETF, the Trustees noted that the Fund’s performance ranked in the first quintile for the one-year period and the third quintile for the since-inception period. The Trustees also noted that the Fund outperformed the median of its peer group for same periods. Additionally, the Board noted the limited operating history of the Fund.

For Matthews India Active ETF, the Trustees noted that the Fund’s performance ranked in the third quintile for the since-inception period. The Trustees also noted that the Fund outperformed the median of its peer group for the same period. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Asia Dividend Active ETF, the Trustees noted that the Fund’s performance ranked in the third quintile for the since-inception period. The Trustees also noted that the Fund underperformed the median of its peer group for the same period. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Emerging Markets Equity Active ETF, the Trustees noted that the Fund’s performance ranked in the third quintile for the one-year and since-inception periods. The Trustees also noted that the Fund underperformed the median of its peer group for the one-year period and outperformed that median for the since-inception period.

For Matthews China Active ETF, the Trustees noted that the Fund’s performance ranked in the second quintile for the one-year and since-inception periods. The Trustees also noted that the Fund outperformed the median of its peer group for the same periods.

For Matthews Emerging Markets Ex-China Active ETF, the Trustees noted that the Fund’s performance ranked in the fourth quintile for the since-inception period. The Trustees also noted that the Fund underperformed the median of its peer group for the same period. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Emerging Markets Sustainable Future Active ETF, the Trustees noted that the Fund’s performance ranked in the fifth quintile for the since-inception period. The Trustees also noted that the Fund underperformed the median of its peer group for the same period. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance. Additionally, the Board noted the limited operating history of the Fund.

After review, the Trustees concluded that each Fund’s overall performance was satisfactory or was being addressed as needed. The Trustees also reviewed Matthews’ trading policies and efforts to obtain best overall execution for the Funds in the various markets in which the Funds trade securities. The Trustees noted Matthews’ consistent adherence to its long-standing investment approach, which emphasizes fundamental bottom-up driven investment selection in light of its view of regional economic conditions.

3.	The extent to which Matthews realizes economies of scale as the Funds grow larger and whether Fund investors benefit from any economies of scale.

The Trustees considered that because the Funds are newly launched, they are not expected to recognize economies of scale for some time. The Trustees noted that they expect to monitor each Fund’s growth and evaluate economies of scale at future renewals of the Management Agreement in effect at that time. The Trustees further noted that each Fund benefits from existing economies of scale through relatively low fee rates established at inception, as well as through additional investment in the Trust’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Trustees discussed Matthews’ ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Funds, noting that all these endeavors are a means by which Matthews is sharing economies of scale with the Funds and their shareholders through reinvestment in products and services that are designed to benefit the Funds and their shareholders. The Trustees considered the new personnel hired over recent years, as well as planned hiring, and the extent to which that hiring could be expected to benefit shareholders. As a result, the Trustees remain satisfied about the extent to which economies of scale are being and will continue to be shared with the Funds and their shareholders.

4.	The costs of the services provided by Matthews and others.

The Trustees considered the unitary fee of each Fund, which covers most operating expenses and therefore is generally the same as the total expense ratio of each Fund. The Board considered the unitary fees charged by other similarly managed exchange-traded funds in each Fund’s relevant peer group to be relevant in their considerations. The Trustees reviewed information developed by Broadridge as to appropriate peer groups for each Fund for these purposes.

The Trustees also received, and considered to the extent they thought relevant, information relating to each Fund’s unitary fee as compared to the advisory fees and other fees and expenses of other similarly managed existing series of the Trust, which are operated as mutual funds.

The Trustees also compared the Funds’ unitary fee with the advisory or management fee charged by Matthews for its similarly managed separate accounts and other investment products. The Trustees considered Matthews’ explanations as to the differences in services between these products and the Funds, including the differences in the frequency of net asset value calculations and other operational and compliance activities.

The Trustees’ overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For the Matthews Pacific Tiger Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

For the Matthews Korea Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

For the Matthews Japan Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

For the Matthews Asia Innovators Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

For the Matthews India Active ETF, the actual management fee was above the peer group median and the contractual management fee was at the peer group median. The actual total expenses were above the peer group median. The Trustees took into account, however, that because the peer universe for the Fund was small, with only two comparable funds, relative fees and expenses were of less use than if the peer universe were larger.

For the Matthews Asia Dividend Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

For the Matthews Emerging Markets Equity Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were at the peer group median.

For the Matthews China Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

For the Matthews Emerging Markets Ex-China Equity Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

For the Matthews Emerging Markets Sustainable Future Active ETF, the actual management fee and contractual management fee were above the peer group median. The actual total expenses were above the peer group median.

5.	The profits realized by Matthews and its affiliates from the relationship with the Funds.

The Trustees reviewed information provided by Matthews regarding the costs of sponsoring and operating the Funds and information regarding the profitability to Matthews of the Management Agreement both on a fund-by-fund basis and overall for the family of Funds. In considering profitability, the Trustees discussed and considered the methodology employed by Matthews in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by Matthews in sponsoring and maintaining the Funds. The Trustees recognized that, for those newer funds with a unitary fee structure, it is unlikely that a Fund will generate profits for Matthews initially and may not do so until the Fund has experienced some significant growth.

The Trustees also reviewed information provided regarding the structure and manner in which Matthews’ investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered Matthews’ willingness to invest in technology, infrastructure and professional staff to reinforce and offer services and to accommodate changing regulatory requirements and industry practices.

The Trustees noted that Matthews has experienced reduced profitability over the past year as overall assets under management have fallen but still appeared to be sufficiently profitable to operate as a viable investment management firm, able to honor its obligations as a sponsor of the Funds, including the Funds that did not generate a profit for Matthews, without earning excessive profits from any particular Fund or from the overall relationship with the Funds. The Trustees noted that, with fluctuations in asset levels in the Trust in recent years, heightened volatility in revenues and profitability could be expected from time to time in the future, but they also noted the increased cost control measures by Matthews with certain continued expenditures on personnel and other resources where appropriate. The Board also considered information relating to the profitability of a limited number of publicly traded investment advisers, although the Board noted that this information was of limited utility because it was comprised of a limited universe of advisers, did not provide any information as to how profitability was determined and did not limit profitability analysis to the performance of advisory services to registered investment companies. The Board further noted that these advisers differed significantly from Matthews because they were not solely dedicated to investment in the Asian and emerging markets.

Based on information received, the Trustees noted that Matthews’ overall profitability from the Management Agreement appeared not to be excessive at the current time.

6.	Ancillary benefits.

The Trustees requested and received from Matthews information concerning other benefits received by Matthews as a result of its respective relationship with the Funds, including various service arrangements with Matthews. These potential benefits included, among other things, the use of soft dollars. The Board concluded that such benefits were consistent with those generally derived by investment advisers to exchange-traded funds or were otherwise not unusual.

7.	Conclusions.

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the Management Agreement was fair and reasonable with respect to each Fund and its shareholders, and that the renewal of the Management Agreement would be in the best interests of each Fund and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Management Agreement, but indicated that the Board based its determination on the total mix of information available to it.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matthews International Funds

By (Signature and Title)* /s/ James Cooper Abbott
James Cooper Abbott, President
(principal executive officer)

Date March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James Cooper Abbott
James Cooper Abbott, President
(principal executive officer)

Date March 10, 2025

By (Signature and Title)* /s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date March 10, 2025

*	Print the name and title of each signing officer under his or her signature.